UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21906

Claymore Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Kevin M. Robinson

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700

Date of fiscal year end: May 31

Date of reporting period: June 1, 2010 - May 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

www.guggenheimfunds.com

... your road to the LATEST,

most up-to-date INFORMATION

The shareholder report you are reading right now is just the beginning of the story. Online at www.guggenheimfunds.com, you will find:

•	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

•	Investor guides and fund fact sheets.

•	Regulatory documents including a prospectus and copies of shareholder reports.

Guggenheim Funds Distributors, Inc. is constantly updating and expanding shareholder information services on each Fund’s website, in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

2 | Annual Report | May 31, 2011

Dear Shareholder |

Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) is pleased to present the annual shareholder report for 14 of our exchange-traded funds (“ETFs” or “Funds”), including four new funds introduced during 2011. Guggenheim Funds Services Group, Inc. and its subsidiaries, including the Investment Adviser, are subsidiaries of Guggenheim Partners, LLC, a global diversified financial services firm.

The four new funds are high yield bond funds in the BulletShares® series of ETFs, which feature specific maturity dates. In addition, two of our funds have been transitioned to actively managed bond funds.

This report covers performance of the following 14 funds for the fiscal year ended May 31, 2011:

-	Guggenheim BulletShares 2011 Corporate Bond ETF (ticker: BSCB)

-	Guggenheim BulletShares 2012 Corporate Bond ETF (ticker: BSCC)

-	Guggenheim BulletShares 2013 Corporate Bond ETF (ticker: BSCD)

-	Guggenheim BulletShares 2014 Corporate Bond ETF (ticker: BSCE)

-	Guggenheim BulletShares 2015 Corporate Bond ETF (ticker: BSCF)

-	Guggenheim BulletShares 2016 Corporate Bond ETF (ticker: BSCG)

-	Guggenheim BulletShares 2017 Corporate Bond ETF (ticker: BSCH)

-	Guggenheim BulletShares 2012 High Yield Corporate Bond ETF (ticker: BSJC)

-	Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (ticker: BSJD)

-	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (ticker: BSJE)

-	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (ticker: BSJF)

-	Guggenheim Enhanced Core Bond ETF (ticker: GIY), formerly known as Claymore U.S. Capital Markets Bond ETF (ticker: UBD)

-	Guggenheim Enhanced Ultra-Short Bond ETF (ticker: GSY), formerly known as Claymore U.S. Capital Markets Micro-Term Fixed Income ETF (ticker: ULQ)

-	Guggenheim S&P Global Dividend Opportunities Index ETF (ticker: LVL)

Guggenheim Funds Distributors, Inc., the distributor of the Funds, is committed to providing investors with innovative investment solutions, and we currently offer 43 ETFs with a wide range of domestic and global themes, as well as closed-end funds and unit investment trusts. We have built on the investment management strengths of Guggenheim Funds Investment Advisors and worked with a diverse group of index providers to create some of the most distinctive ETFs available. We believe that a strategy-driven, quantitative process provides a disciplined investment approach to help meet long-term investment goals.

Annual Report | May 31, 2011 | 3

Dear Shareholder continued

To learn more about economic and market conditions over the last year and the objective and performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, begins on page 6.

Sincerely,

Kevin M. Robinson
Chief Executive Officer
Claymore Exchange-Traded Fund Trust

June 30, 2011

4 | Annual Report | May 31, 2011

Economic and Market Overview |

During the 12-month period ended May 31, 2011, the U.S. economy continued its recovery, but at a much slower pace than in past rebounds from serious recessions. Unemployment is persistently high, the housing sector is still very weak, and recent reports indicate that manufacturing remains sluggish. Consumers and corporations, apprehensive about the direction of the economy, seem reluctant to make major purchases or investments.

While economic growth has been modest in recent months, the U.S. economy is, in fact, growing. The gross domestic product (GDP) has expanded for seven consecutive quarters and is likely to continue doing so for the remainder of the year, according to most economists. While the recent economic weakness has resulted in some rumblings that the economy is on the brink of a double-dip recession, causing financial market weakness, it appears that investors are confusing slowing growth with an actual contraction in growth.

In a recent study, a group of 67 economists polled by Bloomberg forecast a rebound in growth in the second half of 2011. The group opined that the slowdown in consumer spending and employment will prove temporary, giving way to a second-half rebound. After growing at an estimated 2.3% annual pace in the second quarter, following first quarter growth at a rate of 1.8%, the U.S. economy is expected by this group to expand at a 3.2% rate from July through December. Rising exports, stable fuel prices, record levels of cash in company coffers, and easier lending rules are expected to outweigh the damage done by one-time events like poor weather and the disaster in Japan. Nonetheless, the current slackening means Federal Reserve (Fed) policy makers are likely wait even longer to raise interest rates.

As in the U.S., the recovery from the financial and economic crisis of 2008 and 2009 continues in most of the world. Emerging economies on the whole have so far experienced more pronounced rebounds than developed economies, though they face increasing risks of economic overheating and inflation pressures. The global rise in food and energy prices affects emerging economies more than developed ones because commodities represent a greater share of spending. In Europe, Germany and other large countries seem to be on solid recovery tracks supported by improving exports and domestic consumption. However, concerns over the sovereign debt burden of some peripheral European countries may impede the rate of economic improvement. Japan continues to deal with the aftermath of the devastating earthquake but may experience a surge later this year as rebuilding gets under way.

The equity market moved fairly steadily upward over the past year. For the 12-month period ended May 31, 2011, the Standard & Poor’s 500 Index, which is generally regarded as an indicator of the broad U.S. stock market, returned 25.95%. Most international markets posted positive returns, with strength in both developed and emerging markets. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East Index (“EAFE”) Index, which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned 30.41%. The return of the MSCI Emerging Market Index, which measures market performance in global emerging markets, was 30.18%.

In the bond market, lower quality issues performed much better than the highest-rated securities, reflecting investors’ increased appetite for risk and search for yield. The return of the Barclays Capital U.S. Corporate High Yield Index for the 12-month period ended May 31, 2011, was 18.22%, while the Barclays Capital U.S. Aggregate Bond Index, which is a proxy for the U.S. investment grade bond market, returned 5.84%. The Barclays U.S. Treasury Composite Index, which measures performance of U.S. Treasury notes with a variety of maturities, returned 4.49% for the 12-month period ended May 31, 2011. Reflecting the Federal Reserve’s continuing accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years; the return of the Barclays Capital 1–3 Month U.S. Treasury Bill Index was 0.15% for the same period.

Annual Report | May 31, 2011 | 5

Management Discussion of Fund Performance |

BSCB | Guggenheim BulletShares 2011 Corporate Bond ETF

Fund Overview

The Guggenheim BulletShares 2011 Corporate Bond ETF , NYSE Arca ticker: BSCB (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the BulletShares® USD Corporate Bond 2011 Index (the “2011 Index”).

The 2011 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2011. The 2011 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2011. The Fund has a designated year of maturity of 2011 and will terminate on or about December 31, 2011. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in securities that comprise the 2011 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper. The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2011 Index universe to obtain a representative sample of securities that resemble the 2011 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of securities.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund’s inception date of June 7, 2010, through May 31, 2011.

On a market price basis, the Fund generated a total return of 1.20%, which included a change in market price to $20.16 on May 31, 2011, from $20.02 at inception. On an NAV basis, the Fund generated a total return of 1.05%, which included a change in NAV to $20.13 on May 31, 2011, from $20.02 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. For underlying index and broad market comparison purposes, the 2011 Index returned 1.80%, and the Barclays Capital U.S. 1-3 Year Corporate Bond Index, which measures the performance of the short-term U.S. corporate bond market, returned 4.47% for the period from the Fund’s inception date through May 31, 2011. The Fund made the following monthly distributions per share during the period from its inception date through May 31, 2011. The January 2011 distribution included short term capital gains of $0.001 per share; all other distributions were characterized as ordinary income.

Month	Distribution per Share

July	$0.012
August	$0.007
September	$0.011
October	$0.010
November	$0.012
December	$0.010
January	$0.012
February	$0.009
March	$0.005
April	$0.007
May	$0.006

Performance Attribution

For the period from the Fund’s inception date through May 31, 2011, all industry sectors in which the Fund was invested except forest products & paper and cosmetics/personal care had positive returns, contributing to the Fund’s return. The diversified financial services and banks sectors contributed most significantly to the Fund’s return; the cosmetics/personal care and forest products & paper sectors detracted. Positions that contributed most significantly to performance included 6.375% coupon bonds issued by HSBC Finance Corp., a consumer lending firm that is an affiliate of HSBC Holdings PLC, a global banking and financial services company (4.0% of total corporate bonds at period end); 6.125% coupon bonds issued by Credit Suisse USA, Inc., an affiliate of Credit Suisse Group AG, an international financial services firm based in Switzerland (4.9% of total corporate bonds at period end); and 6.75% coupon bonds issued by Morgan Stanley, a global financial services firm based in New York (not held in the portfolio at period end). Positions that contributed least to performance included 1.35% coupon bonds issued by Procter & Gamble International Funding SCA, an affiliate of The Procter & Gamble Company, which produces and markets branded consumer packaged goods (3.1% of total corporate bonds at period end); 7.875% coupon bonds issued by Qwest Corp., a provider of internet and telecommunications services (1.0% of total corporate bonds at period end); and 8.125% coupon bonds issued by Georgia-Pacific LLC, a manufacturer of paper products that is a subsidiary of Koch Industries, Inc., a diversified privately owned company (not held in the portfolio at period end).

6 | Annual Report | May 31, 2011

Management Discussion of Fund Performance continued

BSCC | Guggenheim BulletShares 2012 Corporate Bond ETF

Fund Overview

The Guggenheim BulletShares 2012 Corporate Bond ETF, NYSE Arca ticker: BSCC (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the Bullet-Shares® USD Corporate Bond 2012 Index (the “2012 Index”).

The 2012 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2012. The 2012 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2012. The Fund has a designated year of maturity of 2012 and will terminate on or about December 31, 2012. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in securities that comprise the 2012 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2012 Index universe to obtain a representative sample of securities that resemble the 2012 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of securities.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund’s inception date of June 7, 2010, through May 31, 2011.

On a market price basis, the Fund generated a total return of 4.21%, which included a change in market price to $20.67 on May 31, 2011, from $20.04 at inception. On an NAV basis, the Fund generated a total return of 3.61%, which included a change in NAV to $20.55 on May 31, 2011, from $20.04 at inception. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the 2012 Index returned 3.89%, and the Barclays Capital U.S. 1-3 Year Corporate Bond Index, which measures the performance of the short-term U.S. corporate bond market, returned 4.47% for the period from the Fund’s inception date through May 31, 2011.

The Fund made the following monthly distributions per share during the period from its inception date through May 31, 2011. The January 2011 distribution included short term capital gains of $0.002 per share; all other distributions were characterized as ordinary income.

Month	Distribution per Share

July	$0.022
August	$0.020
September	$0.020
October	$0.019
November	$0.023
December	$0.018
January	$0.024
February	$0.017
March	$0.017
April	$0.018
May	$0.014

Performance Attribution

For the period from the Fund’s inception date through May 31, 2011, all industry sectors in which the Fund was invested had positive returns. The banks and diversified financial services sectors contributed most significantly to the Fund’s return; the health care products and commercial services sectors contributed least. Positions that contributed most significantly to performance included 8.375% coupon bonds issued by Freeport-McMoRan Copper & Gold, Inc., a copper, gold and molybdenum mining company; 5.25% coupon bonds issued by General Electric Capital Corp., an affiliate of General Electric Company, a diversified technology, media and financial services company; and 5.3% coupon bonds issued by Citigroup, Inc., a global diversified financial services company (1.6%, 2.5% and 1.9%, respectively, of total investments at period end). Only one position, 6.375% coupon bonds issued by Regions Financial Corp., a bank holding company that operates in the South, Midwest and Texas (not held in the portfolio at period end) had a negative return, detracting from the Fund’s performance. Other holdings that made minimal contributions to return included 5.0% coupon bonds issued by retailer Wal-Mart Stores, Inc. and 5.15% coupon bonds issued by Johnson & Johnson, which develops, produces and sells health care products (0.1% and 0.2%, respectively, of total investments at period end).

Annual Report | May 31, 2011 | 7

Management Discussion of Fund Performance continued

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF

Fund Overview

The Guggenheim BulletShares 2013 Corporate Bond ETF, NYSE Arca ticker: BSCD (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the Bullet-Shares® USD Corporate Bond 2013 Index (the “2013 Index”).

The 2013 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2013. The 2013 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2013. The Fund has a designated year of maturity of 2013 and will terminate on or about December 31, 2013. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in securities that comprise the 2013 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2013 Index universe to obtain a representative sample of securities that resemble the 2013 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of securities.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund’s inception date of June 7, 2010, through May 31, 2011.

On a market price basis, the Fund generated a total return of 5.68%, which included a change in market price to $20.96 on May 31, 2011, from $20.08 at inception. On an NAV basis, the Fund generated a total return of 5.13%, which included a change in NAV to $20.85 on May 31, 2011, from $20.08 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the 2013 Index returned 5.29%, and the Barclays Capital U.S. 1-3 Year Corporate Bond Index, which measures the performance of the short-term U.S. corporate bond market, returned 4.47% for the period from the Fund’s inception date through May 31, 2011.

The Fund made the following monthly distributions per share during the period from its inception date through May 31, 2011. The January 2011 distribution included short term capital gains of $0.005 per share; all other distributions were characterized as ordinary income.

Month	Distribution per Share

July	$0.025
August	$0.020
September	$0.026
October	$0.024
November	$0.028
December	$0.021
January	$0.027
February	$0.020
March	$0.019
April	$0.025
May	$0.021

Performance Attribution

For the period from the Fund’s inception date through May 31, 2011, the banks and diversified financial services sectors contributed most significantly to the Fund’s return; all industry sectors except commercial services, which had a negative return, contributed to the Fund’s return. Positions that contributed most significantly to performance included 5.5% and 6.5% coupon bonds issued by Citigroup, Inc., a diversified financial services holding company, and 5.25% coupon bonds issued by BP Capital Markets PLC, a financial subsidiary of BP PLC, an international oil and gas company (2.1%, 1.7% and 1.5%, respectively, of long-term investments at period end). Positions that contributed least to performance included 2.1% coupon bonds issued by International Business Machines Corp., an information technology company; 1.45% coupon bonds issued by Canadian Imperial Bank of Commerce, a leading Canadian bank; and 7.875% coupon bonds issued by Block Financial LLC, an affiliate of H&R Block, Inc., a provider of tax, banking, and consulting services (0.3%, 0.6% and 0.3%, respectively, of long-term investments at period end).

8 | Annual Report | May 31, 2011

Management Discussion of Fund Performance continued

BSCE | Guggenheim BulletShares 2014 Corporate Bond ETF

Fund Overview

The Guggenheim BulletShares 2014 Corporate Bond ETF, NYSE Arca ticker: BSCE (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the Bullet-Shares® USD Corporate Bond 2014 Index (the “2014 Index”).

The 2014 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2014. The 2014 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2014. The Fund has a designated year of maturity of 2014 and will terminate on or about December 31, 2014. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in securities that comprise the 2014 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2014 Index universe to obtain a representative sample of securities that resemble the 2014 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of securities.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund’s inception date of June 7, 2010, through May 31, 2011.

On a market price basis, the Fund generated a total return of 7.41%, which included a change in market price to $21.21 on May 31, 2011, from $20.10 at inception. On an NAV basis, the Fund generated a total return of 6.91%, which included a change in NAV to $21.11 on May 31, 2011, from $20.10 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the 2014 Index returned 7.49% and the Barclays Capital U.S. 3-5 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2014 Index, returned 7.45% for the period from the Fund’s inception date through May 31, 2011.

The Fund made the following monthly distributions per share during the period from its inception date through May 31, 2011. The January 2011 distribution included short term capital gains of $0.001 per share; all other distributions were characterized as ordinary income.

Month	Distribution per Share

July	$0.030
August	$0.016
September	$0.040
October	$0.036
November	$0.040
December	$0.036
January	$0.040
February	$0.039
March	$0.027
April	$0.036
May	$0.030

Performance Attribution

For the period from the Fund’s inception date through May 31, 2011, all industry sectors in which the Fund was invested had positive returns. The banks and diversified financial services sectors contributed most significantly to the Fund’s return; the forest products & paper and gas sectors contributed least. Positions that contributed most significantly to performance included bonds issued by three large U.S.-based financial institutions: 5.0% coupon bonds issued by Citigroup, Inc., 4.75% coupon bonds issued by Morgan Stanley, and 7.375% coupon bonds issued by Bank of America Corp. (2.2%, 2.1% and 2.1%, respectively, of total investments at period end). Positions that contributed least to performance included 4.95% coupon bonds issued by R.R. Donnelley & Sons Co., a commercial printing company; 4.625% coupon bonds issued by HSBC Bank USA, an affiliate of HSBC Holdings PLC, a global banking and financial services company; and 5.875% coupon bonds issued by WPP Finance, an affiliate of WPP PLC, a provider of communications and marketing services (0.2%, 0.4% and 0.2%, respectively, of total investments at period end).

Annual Report | May 31, 2011 | 9

Management Discussion of Fund Performance continued

BSCF | Guggenheim BulletShares 2015 Corporate Bond ETF

Fund Overview

The Guggenheim BulletShares 2015 Corporate Bond ETF, NYSE Arca ticker: BSCF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the Bullet-Shares® USD Corporate Bond 2015 Index (the “2015 Index”).

The 2015 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2015. The 2015 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2015. The Fund has a designated year of maturity of 2015 and will terminate on or about December 31, 2015. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the 2015 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2015 Index universe to obtain a representative sample of securities that resemble the 2015 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of securities.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund’s inception date of June 7, 2010, through May 31, 2011.

On a market price basis, the Fund generated a total return of 8.51%, which included a change in market price to $21.37 on May 31, 2011, from $20.14 at inception. On an NAV basis, the Fund generated a total return of 7.81%, which included a change in NAV to $21.23 on May 31, 2011, from $20.14 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the 2015 Index returned 8.34% and the Barclays Capital U.S. 3-5 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2015 Index, returned 7.45% for the period from the Fund’s inception date through May 31, 2011.

The Fund made the following monthly distributions per share during the period from its inception date through May 31, 2011, all of which were characterized as ordinary income.

Month	Distribution per Share

July	$0.035
August	$0.033
September	$0.049
October	$0.039
November	$0.046
December	$0.050
January	$0.055
February	$0.044
March	$0.036
April	$0.039
May	$0.043

Performance Attribution

For the period from the Fund’s inception date through May 31, 2011, all industry sectors in which the Fund was invested had positive returns. The banks and diversified financial services sectors contributed most significantly to the Fund’s return; the mining and pipelines sectors contributed least. Positions that contributed most significantly to performance included 6.0% coupon bonds issued by Morgan Stanley, a global financial services firm based in New York; 3.875% coupon bonds issued by BP Capital Markets PLC, a financial subsidiary of BP PLC, an international oil and gas company; and 5.0% coupon bonds issued by Merrill Lynch & Co., Inc., an investment firm that is an affiliate of Bank of America Corp., a large U.S.-based bank holding company (2.6%, 1.4% and 1.3%, respectively, of total investments at period end). Positions that contributed least to performance included bonds issued by two large Canadian financial services firms, 2.625% coupon bonds issued by Royal Bank of Canada and 2.35% coupon bonds issued by Canadian Imperial Bank of Commerce (0.9% and 0.9%, respectively, of total investments at period end); and 6.676% coupon bonds issued by HSBC Finance Corp., a subsidiary of HSBC Holdings PLC, a global banking and financial services company (not held in the portfolio at period end ).

10 | Annual Report | May 31, 2011

Management Discussion of Fund Performance continued

BSCG | Guggenheim BulletShares 2016 Corporate Bond ETF

Fund Overview

The Guggenheim BulletShares 2016 Corporate Bond ETF, NYSE Arca ticker: BSCG (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the Bullet-Shares® USD Corporate Bond 2016 Index (the “2016 Index”).

The 2016 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2016. The 2016 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2016. The Fund has a designated year of maturity of 2016 and will terminate on or about December 31, 2016. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in securities that comprise the 2016 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2016 Index universe to obtain a representative sample of securities that resemble the 2016 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of securities.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund’s inception date of June 7, 2010, through May 31, 2011.

On a market price basis, the Fund generated a total return of 9.63%, which included a change in market price to $21.48 on May 31, 2011, from $20.13 at inception. On an NAV basis, the Fund generated a total return of 9.12%, which included a change in NAV to $21.38 on May 31, 2011, from $20.13 at inception. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the 2016 Index returned 9.77%, and the Barclays Capital U.S. 5-7 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2016 Index, returned 10.28% for the period from the Fund’s inception date through May 31, 2011.

The Fund made the following monthly distributions per share during the period from its inception date through May 31, 2011, all of which were characterized as ordinary income.

Month	Distribution per Share

July	$0.041
August	$0.063
September	$0.050
October	$0.039
November	$0.054
December	$0.059
January	$0.060
February	$0.048
March	$0.048
April	$0.055
May	$0.051

Performance Attribution

For the period from the Fund’s inception date through May 31, 2011, all industry sectors in which the Fund was invested had positive returns. The banks and telecommunications sectors contributed most significantly to the Fund’s return; the pipelines and lodging sectors contributed least. Positions that contributed most significantly to performance included 6.5% coupon bonds issued by Bank of America Corporation, a large U.S.-based bank holding company; 5.35% coupon bonds issued by The Goldman Sachs Group, Inc., a bank and financial holding company; and 5.95% coupon bonds issued by Anadarko Petroleum Corp., an oil and natural gas exploration and production company (3.7%, 1.5% and 1.8%, respectively, of long-term investments at period end). Positions that contributed least to performance included 6.676% coupon bonds issued by HSBC Finance Corp., a subsidiary of HSBC Holdings PLC, a global banking and financial services company (not held in the portfolio at period end); 3.625% coupon bonds issued by Bank of America Corporation (0.7% of long-term investments at period end); and 6.5% coupon bonds issued by Owens Corning, a producer of glass fiber reinforcements and other building materials (0.2%, of long-term investments at period end).

Annual Report | May 31, 2011 | 11

Management Discussion of Fund Performance continued

BSCH | Guggenheim BulletShares 2017 Corporate Bond ETF

Fund Overview

The Guggenheim BulletShares 2017 Corporate Bond ETF, NYSE Arca ticker: BSCH (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the Bullet-Shares® USD Corporate Bond 2017 Index (the “2017 Index”).

The 2017 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2017. The 2017 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2017. The Fund has a designated year of maturity of 2017 and will terminate on or about December 31, 2017. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in securities that comprise the 2017 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2017 Index universe to obtain a representative sample of securities that resemble the 2017 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of securities.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund’s inception date of June 7, 2010, through May 31, 2011.

On a market price basis, the Fund generated a total return of 10.44%, which included a change in market price to $21.62 on May 31, 2011, from $20.19 at inception. On an NAV basis, the Fund generated a total return of 10.30%, which included a change in NAV to $21.59 on May 31, 2011, from $20.19 at inception. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the 2017 Index returned 11.15%, and the Barclays Capital U.S. 5-7 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2017 Index, returned 10.28% for the period from the Fund’s inception date through May 31, 2011.

The Fund made the following monthly distributions per share during the period from its inception date through May 31, 2011, all of which were characterized as ordinary income.

Month	Distribution per Share

July	$0.046
August	$0.070
September	$0.055
October	$0.057
November	$0.061
December	$0.068
January	$0.063
February	$0.048
March	$0.054
April	$0.060
May	$0.072

Performance Attribution

For the period from the Fund’s inception date through May 31, 2011, the banks and diversified financial services industry sectors contributed most significantly to the Fund’s return; commercial services was the only sector with a negative return, detracting from the Fund’s performance. Positions that contributed most significantly to performance included 6.125% coupon bonds issued by Citigroup, Inc., a diversified financial services holding company; 5.875% coupon bonds issued by UBS AG, a Swiss bank and financial services firm; 6.4% coupon bonds issued by Merrill Lynch & Co., Inc., and investment firm that is an affiliate of Bank of America Corporation, a large U.S.-based bank holding company (4.3%, 3.1% and 2.9%, respectively, of long-term investments at period end). Positions that contributed least to performance included 5.875% coupon bonds issued by bonds issued by EOG Resources, Inc., an oil and gas exploration and development company; 6.125% coupon bonds issued by R.R. Donnelley & Sons Co., a commercial printing company; and 8.875% coupon bonds issued by Comcast Cable Communications LLC, a provider of cable television service (0.9%, 0.2% and 0.1%, respectively, of long-term investments at period end).

12 | Annual Report | May 31, 2011

Management Discussion of Fund Performance continued

BSJC | Guggenheim BulletShares 2012 High Yield Bond ETF

Fund Overview

The Guggenheim BulletShares 2012 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJC (the “Fund”), seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the BulletShares® USD High Yield Corporate Bond 2012 Index (the “2012 Index”).

The 2012 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2012. The 2012 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2012. The Fund has a designated year of maturity of 2012 and will terminate on or about December 31, 2012. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the 2012 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2012 Index universe to obtain a representative sample of securities that resemble the 2012 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of securities.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund’s inception date of January 25, 2011, through May 31, 2011.

On a market price basis, the Fund generated a total return of 2.87%, which included a change in market price to $25.63 on May 31, 2011, from $25.07 at inception. On an NAV basis, the Fund generated a total return of 2.23%, which included a change in NAV to $25.47 on May 31, 2011, from $25.07 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the 2012 Index returned 2.55%, and the Barclays Capital U.S. Corporate High Yield Bond Index, which measures the performance of the U.S. high yield bond market, returned 4.17% for the period from the Fund’s inception date through May 31, 2011. While the 2012 Index includes only bonds with effective maturities in the year 2012, the Barclays Capital U.S. Corporate High Yield Bond Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the period from its inception date through May 31, 2011, all of which were characterized as ordinary income.

Month	Distribution per Share

March	$0.063
April	$0.048
May	$0.047

Performance Attribution

For the period from the Fund’s inception date through May 31, 2011, all industry sectors in which the Fund was invested except airlines and home builders had positive returns, contributing to the Fund’s return. The banks and diversified financial services sectors contributed most significantly to the Fund’s return; the airlines and home builders sectors detracted from return. Positions that contributed most significantly to performance included 13.5% coupon bonds issued by CCH II, LLC, an affiliate of Charter Communications, Inc., a provider of cable services in the United States (6.7% of total investments at period end); 10.0% coupon bonds issued by NewPage Corp., a manufacturer of coated paper (not held in the portfolio at period end); and 6.75% coupon bonds issued by MGM Resorts International, a holding company engaged in gaming, hospitality and entertainment (2.0% of total investments at period end). Positions that detracted from performance included 10.5% coupon bonds issued by American Airlines, Inc., the principal subsidiary of AMR Corporation, which provides airline service in North America, the Caribbean, Latin America, Europe and Asia; 12.0% coupon bonds issued by Beazer Homes USA, a home builder; and 9.0% coupon bonds issued by Tenet Healthcare Corp., which operates acute care hospitals and related health care facilities (1.6%, 1.0% and 2.6%, respectively, of total investments at period end).

Annual Report | May 31, 2011 | 13

Management Discussion of Fund Performance continued

BSJD | Guggenheim BulletShares 2013 High Yield Bond ETF

Fund Overview

The Guggenheim BulletShares 2013 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJD (the “Fund”), seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the BulletShares® USD High Yield Corporate Bond 2013 Index (the “2013 Index”).

The 2013 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2013. The 2013 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2013. The Fund has a designated year of maturity of 2013 and will terminate on or about December 31, 2013. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the 2013 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2013 Index universe to obtain a representative sample of securities that resemble the 2013 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of securities.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund’s inception date of January 25, 2011, through May 31, 2011.

On a market price basis, the Fund generated a total return of 3.62%, which included a change in market price to $25.82 on May 31, 2011, from $25.13 at inception. On an NAV basis, the Fund generated a total return of 3.18%, which included a change in NAV to $25.71 on May 31, 2011, from $25.13 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the 2013 Index returned 3.38%, and the Barclays Capital U.S. Corporate High Yield Bond Index, which measures the performance of the U.S. high yield bond market, returned 4.17% for the period from the Fund’s inception date through May 31, 2011. While the 2013 Index includes only bonds with effective maturities in the year 2013, the Barclays Capital U.S. Corporate High Yield Bond Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the period from its inception date through May 31, 2011, all of which were characterized as ordinary income.

Month	Distribution per Share

March	$0.101
April	$0.036
May	$0.080

Performance Attribution

For the period from the Fund’s inception date through May 31, 2011, all sectors in which the Fund was invested had positive returns. The telecommunications and diversified financial services sectors contributed most significantly to the Fund’s return; the household products & housewares and real estate sectors contributed least. Positions that contributed most significantly to performance included 11.75% coupon bonds issued by Wind Acquisition Finance S.A., a Luxembourg-based affiliate of Wind Telecomunicazioni SpA, which provides mobile telephone and telecommunications services in Italy; 7.0% coupon bonds issued by Ford Motor Credit Co., LLC, an affiliate of the Ford Motor Co., the second largest U.S. automobile manufacturer; and 6.875% coupon bonds issued by Nextel Communications, Inc., an affiliate of Sprint Nextel Corp., a provider of wireless and wire-line communications products and services (4.2%, 5.1% and 2.9%, respectively, of total investments at period end). Positions that contributed least to performance included 7.875% coupon bonds issued by Toys “R” Us, Inc., a retailer of toys and juvenile products; 9.875% coupon bonds issued by Bill Barrett Corp., an oil and natural gas exploration and development company; and 8.0% coupon bonds issued by Jarden Corporation, a diversified consumer products company (1.9%, 0.8% and 1.2%, respectively, of total investments at period end).

14 | Annual Report | May 31, 2011

Management Discussion of Fund Performance continued

BSJE | Guggenheim BulletShares 2014 High Yield Bond ETF

Fund Overview

The Guggenheim BulletShares 2014 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJE (the “Fund”), seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the BulletShares® USD High Yield Corporate Bond 2014 Index (the “2014 Index”).

The 2014 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2014. The 2014 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2014. The Fund has a designated year of maturity of 2014 and will terminate on or about December 31, 2014. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the 2014 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2014 Index universe to obtain a representative sample of securities that resemble the 2014 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of securities.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund’s inception date of January 25, 2011, through May 31, 2011.

On a market price basis, the Fund generated a total return of 4.22%, which included a change in market price to $25.83 on May 31, 2011, from $25.06 at inception. On an NAV basis, the Fund generated a total return of 3.79%, which included a change in NAV to $25.72 on May 31, 2011, from $25.06 at inception. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the 2014 Index returned 2.73%, and the Barclays Capital U.S. Corporate High Yield Bond Index, which measures the performance of the U.S. high yield bond market, returned 4.17% for the period from the Fund’s inception date through May 31, 2011. While the 2014 Index includes only bonds with effective maturities in the year 2014, the Barclays Capital U.S. Corporate High Yield Bond Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the period from its inception date through May 31, 2011, all of which were characterized as ordinary income.

Month	Distribution per Share

March	$0.108
April	$0.092
May	$0.085

Performance Attribution

For the period from the Fund’s inception date through May 31, 2011, all sectors in which the Fund was invested had positive returns. The oil & gas services and telecommunications sectors contributed most significantly to the Fund’s return; the coal and leisure time sectors contributed least. Positions that contributed most significantly to performance included 9.75% coupon bonds issued by Seitel, Inc. which acquires and licenses seismic data and maintains a seismic database; 9.25% coupon bonds issued by Level 3 Financing, Inc., an affiliate of Level 3 Communications Inc., which provides Internet networking services; and 8.625% coupon bonds issued by Nova Chemicals Corp., a Canadian company that develops and manufactures chemicals and plastic resins (2.0%, 1.8% and 1.6%, respectively, of total investments at period end). Positions that detracted from performance included 10.0% coupon bonds issued by Tenet Healthcare Corp., which operates acute care hospitals and related health care facilities (1.9% of total investments at period end) and 9.0% coupon bonds issued by MGM Resorts International, a holding company engaged in gaming, hospitality and entertainment (1.2% of total investments at period end).

Annual Report | May 31, 2011 | 15

Management Discussion of Fund Performance continued

BSJF | Guggenheim BulletShares 2015 High Yield Bond ETF

Fund Overview

The Guggenheim BulletShares 2015 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJF (the “Fund”), seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the BulletShares® USD High Yield Corporate Bond 2015 Index (the “2015 Index”).

The 2015 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2015. The 2015 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2015. The Fund has a designated year of maturity of 2015 and will terminate on or about December 31, 2015. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the 2015 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including without limitation U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2015 Index universe to obtain a representative sample of securities that resemble the 2015 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of securities.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund’s inception date of January 25, 2011, through May 31, 2011.

On a market price basis, the Fund generated a total return of 3.79%, which included a change in market price to $25.86 on May 31, 2011, from $25.21 at inception. On an NAV basis, the Fund generated a total return of 3.28%, which included a change in NAV to $25.73 on May 31, 2011, from $25.21 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the 2015 Index returned 3.66%, and the Barclays Capital U.S. HighYield Bond Index, which measures the performance of the U.S. high yield bond market, returned 4.17% for the period from the Fund’s inception date through May 31, 2011. While the 2015 Index includes only bonds with effective maturities in the year 2015, the Barclays Capital U.S. Corporate High Yield Bond Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the period from its inception date through May 31, 2011, all of which were characterized as ordinary income.

Month	Distribution per Share

March	$0.121
April	$0.093
May	$0.089

Performance Attribution

For the period from the Fund’s inception date through May 31, 2011, all sectors in which the Fund was invested had positive returns. The oil & gas and media sectors contributed most significantly to the Fund’s return; the transportation and auto parts & equipment sectors contributed least. Positions that contributed most significantly to performance included 8.75% coupon bonds issued by Sirius XM Radio, Inc., which operates satellite radio systems; 6.625% coupon bonds issued by MGM Resorts International, a holding company engaged in gaming, hospitality and entertainment; and 7.75% coupon bonds issued by DISH DBS Corp., which operates the DISH Network direct broadcast satellite subscription television service (1.9%, 1.7% and 1.9%, respectively, of total investments at period end). Positions that detracted from performance included 6.75% coupon bonds issued by bonds issued by Continental Airlines, Inc., an airline service provider owned by United Continental Holdings, Inc.; and 8.3% coupon bonds issued by Ally Financial, Inc., formerly known as GMAC, a bank holding company that also provides auto financing through dealerships (0.9% and 1.0%, respectively, of total investments at period end).

16 | Annual Report | May 31, 2011

Management Discussion of Fund Performance continued

GIY | Guggenheim Enhanced Core Bond ETF

Fund Overview

The Guggenheim Enhanced Core Bond ETF, NYSE Arca ticker: GIY (the “Fund”) seeks total return, comprised of income and capital appreciation.

On June 1, 2011, the Fund transitioned to an actively managed ETF with Guggenheim Funds Investment Advisors, LLC “GFIA” as Investment Adviser (the “Adviser”). Prior to June 1, 2011, the Fund’s name was the “Claymore U.S. Capital Markets Bond ETF” and the Fund sought to replicate an index called “CPMKTB –The Capital Markets Bond IndexSM.” The Fund’s NYSE Arca ticker symbol was UBD.

Under the new strategy, the Fund will seek to offer the benefits of active management and a cost-effective way to access today’s fixed income marketplace. The Fund will attempt to outperform the Barclays Capital U.S. Aggregate Bond index (the “Benchmark”). The Fund will normally invest at least 80% of its net assets in fixed income securities. The Fund’s investment strategy utilizes quantitative security selection, fundamental credit analysis and the views of the Adviser regarding sectors to construct a portfolio through a process that employs a rigorous risk management framework. The Adviser utilizes a quantitative strategy which attempts to identify relative mispricing among the instruments of a given asset class and estimate future returns which may arise from the eventual correction of the relative mispricing.1 The Adviser then applies these quantitative results in constructing a portfolio which attempts to maximize expected return due to security specific mispricing while attempting to control for interest rate and credit spread risks (i.e. differences in yield between different debt instruments arising from differences in credit risk). The Fund’s average duration is expected to be generally similar to the average duration of the Benchmark components.

The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, including U.S. Treasury securities and corporate bonds, rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Group (“S&P”) or Fitch Investor Services (“Fitch”) or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest no more than 10% of its assets in high yield securities, also referred to as junk bonds, which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Adviser believes are of comparable quality. The Fund may also invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies.

The Fund may invest up to 10% of its assets in mortgage-backed securities (“MBS”) or in other asset-backed securities. This limitation does not apply to securities issued or guaranteed by federal agencies and/or U.S. government sponsored instrumentalities, such as the Government National Mortgage Administration (“GNMA”), the Federal Housing Administration (“FHA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”).

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2011.

On a market price basis, the Fund generated a total return of 2.30%, which included a change in market price to $53.00 on May 31, 2011, from $53.45 on May 31, 2010. On an NAV basis, the Fund generated a total return of 5.15%, which included a change in NAV to $53.04 on May 31, 2011, from $52.03 on May 31, 2010. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, CPMKTB – The Capital Markets Bond Index returned 1.38% and the Barclays Capital U.S. Aggregate Bond Index returned 5.84% for the same period.

The Fund made the following monthly income distributions per share during the fiscal year ended May 31, 2011:

Payable Date	Amount

June 30, 2010	$0.089
July 31, 2010	$0.064
August 31, 2010	$0.077
September 30, 2010	$0.071
October 31, 2010	$0.067
November 30, 2010	$0.072
December 31, 2010	$0.071
January 31, 2011	$0.073
February 28, 2011	$0.054
March 31, 2011	$0.133
April 30, 2011	$0.065
May 31, 2011	$0.075

1	Mispricing means that the current price of an asset does not reflect its underlying fundamental or intrinsic value.

Annual Report | May 31, 2011 | 17

Management Discussion of Fund Performance continued

GIY | Guggenheim Enhanced Core Bond ETF (continued)

In addition, a supplemental distribution of $0.294 per share, a short-term capital gain distribution of $0.249 per share and a long-term capital gain distribution of $0.182 per share were made on December 31, 2010. The total distribution on December 31, 2010, was $0.796 per share.

Performance Attribution

During the 12-month period ending May 31, 2011, the Fund maintained its conservative stance, consistent with the positioning of CPMKTB – The Capital Markets Bond Index. Bonds that carry credit risk performed well during the period, as investors continued to search for yield. The Barclays Capital U.S. Credit Index returned 9.08% for the 12-month period ending May 31, 2011. (Credit risk is the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.) The majority of the return of the corporate bond category was driven by better than expected corporate earnings and an increase in investors’ appetite for risk. Returns from securities that do not carry credit risk, those that are backed by the full faith and credit of the U.S. government, were lower: the Barclays Capital U.S. Agencies Composite Index returned 3.94% and the Barclays Capital U.S. Treasury Composite Index returned 4.49%. An increase in issuance and inflation concerns affected the returns of Treasury securities over the period.

As of May 31, 2011, U.S. Treasury securities represented 60.6% of the portfolio, government agency securities represented 10.2% of the portfolio, and corporate bonds represented 29.2%.

18 | Annual Report | May 31, 2011

Management Discussion of Fund Performance continued

GSY | Guggenheim Enhanced Ultra-Short Bond ETF

Fund Overview

The Guggenheim Enhanced Ultra-Short Bond ETF, NYSE Arca ticker: GSY (the “Fund”) seeks maximum current income, consistent with preservation of capital and daily liquidity.

On June 1, 2011, the Fund transitioned to an actively managed ETF with Guggenheim Funds Investment Advisors, LLC “GFIA” as Investment Adviser. Prior to June 1, 2011, the Fund’s name was the “Claymore U.S. Capital Markets Micro-Term Fixed Income ETF” and the Fund sought to replicate an index called “CPMKTL – The Capital Markets Liquidity Index.” The Fund’s NYSE Arca ticker symbol was ULQ.

Under the new strategy, the Fund will seek to offer the benefits of active management and a cost-effective way to access today’s fixed income marketplace. The Fund uses a low duration strategy to seek to outperform the 1-3 month Treasury Bill Index in addition to providing returns in excess of those available in U.S. Treasury bills, government repurchase agreements, and money market funds, while seeking to provide preservation of capital and daily liquidity. The Fund is not a money market fund and thus does not seek to maintain a stable net asset value of $1.00 per share.

The Fund expects, under normal circumstances, to invest at least 80% of its net assets in fixed income securities and to hold a diversified portfolio of instruments of varying maturities, but that have an average duration of less than one year.

The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, including U.S. Treasury securities and corporate bonds, rated Baa3 or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Rating Group or Fitch Investor Services or, if unrated, determined by GFIA, the Fund’s adviser (the “Adviser”) to be of comparable quality. The Fund may invest no more than 10% of its assets in high yield securities, also referred to as junk bonds, which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Adviser believes are of comparable quality.

The Fund may invest, without limitation, in short-term instruments such as commercial paper and/or repurchase agreements. The Fund may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. The Fund may also invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Fund may also invest up to 25% of its assets in municipal securities. The Fund will not invest in options contracts, futures contracts or swap agreements. The Fund may invest up to 10% of its assets in mortgage-backed securities or in other asset-backed securities.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2011.

On a market price basis, the Fund generated a total return of 0.03%, which included a change in market price to $49.79 on May 31, 2011, from $49.78 on May 31, 2010. On an NAV basis, the Fund generated a total return of 0.07%, which included a change in NAV to $49.83 on May 31, 2011, from $49.80 on May 31, 2010. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, CPMKTL – The Capital Markets Liquidity Index returned 0.29% and the Barclays Capital 1-3 Month U.S. Treasury Bill Index returned 0.15% for the same period.

During the 12-month period ended May 31, 2011, short-term interest rates, as measured by the Barclays Capital U.S. Treasury Bill 1-3 Months Index and other measures of short-term rates, have been so low that the Fund has not earned sufficient income to pay regular monthly distributions to shareholders. However, the Fund paid a supplemental distribution of $0.005 per share on December 31, 2010.

Performance Attribution

During the 12-month period ending May 31, 2011, the portfolio continued to maintain a high average credit quality, focusing on holding U.S. Treasury securities and commercial paper with the highest credit ratings, consistent with the Index. The short-term asset classes continued to have positive returns, although rates remained near their historic lows.

Yields on commercial paper and short-term corporate debt remained essentially unchanged during the 12-month period, with short-term corporate debt averaging a yield of approximately 50 basis points (one-half of one percentage point). For the period, commercial paper had an average yield of approximately 25 basis points and short duration U.S. Treasury and government agency securities yielded approximately 5 basis points.

As of May 31, 2011, U.S. Government and Agency securities represented 86.9% of total investments, short-term corporate bonds represented 6.6%, and commercial paper represented 6.5% of total investments. Corporate securities contributed most to return during the period, as this was the highest yielding asset class.

Annual Report | May 31, 2011 | 19

Management Discussion of Fund Performance continued

LVL | Guggenheim S&P Global Dividend Opportunities Index ETF

Fund Overview

The Guggenheim S&P Global Dividend Opportunities Index ETF, NYSE Arca ticker: LVL (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the S&P Global Dividend Opportunities Index (the “Dividend Opportunities Index”).

The Dividend Opportunities Index consists of 100 common stocks and American depositary receipts (“ADRs”) that offer high dividend yields chosen from a universe consisting of the stocks listed on the exchanges of those countries included in the S&P Global Broad Market Index, an index designed to measure global stock market performance. Potential index constituents include common stocks and ADRs with market capitalizations greater than $1.0 billion at the time of reconstitution, which for ADRs is determined based on an evaluation of the underlying security, and includes securities of mid- and large capitalization companies, as defined by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., the Fund’s index provider (“S&P” or the “Index Provider”).

The Fund will invest at least 90% of its total assets in common stocks and ADRs that comprise the Index. Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Dividend Opportunities Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Dividend Opportunities Index.

Fund Performance

All Fund returns cited – whether based on net asset value (“NAV”) or market price – assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2011.

On a market price basis, the Fund generated a total return of 30.52%, which included a change in market price to $16.15 on May 31, 2011, from $13.15 on May 31, 2010. On an NAV basis, the Fund generated a total return of 28.89%, which included a change in NAV to $16.00 on May 31, 2011, from $13.19 on May 31, 2010. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the Dividend Opportunities Index returned 30.66%, and the MSCI World Index, an index designed to measure the equity market performance of developed markets, returned 28.01% for the same period.

The Fund made quarterly distributions of $0.3110 per share on June 30, 2010; $0.1960 per share on September 30, 2010; $0.1070 per share on December 31, 2010; and $0.2460 on March 31, 2011.

Performance Attribution

For the 12-month period ended May 31, 2011, the financial sector made the most significant contribution to performance, followed by the utilities sector. Only the diversified sector had a negative return, detracting from the Fund’s performance. Positions that contributed most significantly to performance included TransDigm Group, Inc., a U.S.-based producer of highly engineered aircraft components (not held in the portfolio at period end); Peyto Exploration & Development Corp., an explorer and producer of natural gas in Alberta, Canada (not held in the portfolio at period end); and Oesterreichische Post AG, an Austrian provider of mail shipping services (not held in the portfolio at period end). Positions that detracted most significantly from performance included RWE AG, a German company engaged in the business of generation, trading, transmission and supply of electricity and gas (0.7% of long-term investments at period end); Nintendo Co., Ltd., a Japanese company that produces and sells game machines and related software (not held in the portfolio at period end); and Partner Communications Co. Ltd., which operates mobile telephone networks in Israel (0.8% of long-term investments at period end).

20 | Annual Report | May 31, 2011

Fund Summary & Performance | As of May 31, 2011 (unaudited)

BSCB | Guggenheim BulletShares 2011 Corporate Bond ETF

Fund Statistics
Share Price	$20.16
Net Asset Value	$20.13
Premium/Discount to NAV	0.15%
Net Assets ($000)	$34,223

Total Returns
(Inception 6/07/10)	Inception Since
Guggenheim BulletShares 2011
Corporate Bond ETF
NAV	1.05%
Market	1.20%
BulletShares® USD Corporate Bond 2011 Index	1.80%
Barclays Capital U.S. 1-3 Year Corporate Bond Index	4.47%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Since inception returns assume a purchase of the Fund at the initial share price of $20.02 per share for share price returns or initial net asset value (NAV) of $20.02 per share for NAV returns. Returns for periods of less than one year are not annualized.

Portfolio Breakdown	% of Net Assets
Diversified Financial Services	20.4%
Banks	19.4%
Telecommunications	12.8%
Oil & Gas	7.3%
Electric	3.2%
Food	3.0%
Miscellaneous Manufacturing	2.9%
Cosmetics & Personal Care	2.7%
Media	2.5%
Auto Manufacturers	2.4%
Building Materials	2.1%
Pharmaceuticals	1.6%
Aerospace & Defense	1.5%
Insurance	1.4%
Office & Business Equipment	1.3%
Retail	1.2%
Commercial Services	0.9%
Pipelines	0.3%
Total Corporate Bonds	86.9%
Investments of Collateral for Securities Loaned	1.3%
Total Investments	88.2%
Other Assets in excess of Liabilities	11.8%
Net Assets	100.0%

Credit Quality	% of Corporate Bonds
AA	25.4%
A	49.7%
BBB	22.1%
BB	2.8%

Represents Standard & Poor’s rating as a percentage of corporate bonds investments. For securities not rated by Standard & Poor’s Rating Group, the ratings by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Country Breakdown	% of Corporate Bonds
United States	74.5%
Canada	5.7%
Luxembourg	5.1%
Japan	4.2%
Netherlands	4.1%
United Kingdom	3.7%
France	2.4%
Spain	0.3%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of corporate bonds investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Annual Report | May 31, 2011 | 21

Fund Summary & Performance (unaudited) continued

BSCB | Guggenheim BulletShares 2011 Corporate Bond ETF (continued)

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays Capital U.S. 1-3 Year Corporate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. 1-3 Year Corporate Bond Index is designed to measure the performance of the short term U.S. corporate bond market. The Index includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poor’s, and Fitch Rating), and have $250 million or more of outstanding face value. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

22 | Annual Report | May 31, 2011

Fund Summary & Performance (unaudited) continued

BSCC | Guggenheim BulletShares 2012 Corporate Bond ETF

Fund Statistics
Share Price	$20.67
Net Asset Value	$20.55
Premium/Discount to NAV	0.58%
Net Assets ($000)	$70,881

Total Returns
(Inception 6/07/10)	Since Inception
Guggenheim BulletShares 2012
Corporate Bond ETF
NAV	3.61%
Market	4.21%
BulletShares® USD Corporate Bond 2012 Index	3.89%
Barclays Capital U.S. 1-3 Year Corporate Bond Index	4.47%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.04 per share for share price returns or initial net asset value (NAV) of $20.04 per share for NAV returns. Returns for periods of less than one year are not annualized. The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	30.8%
Diversified Financial Services	20.7%
Telecommunications	6.2%
Media	5.2%
Electric	4.5%
Pharmaceuticals	4.1%
Oil & Gas	3.8%
Food	3.2%
Beverages	2.7%
Retail	2.3%
Insurance	2.2%
Computers	1.9%
Mining	1.7%
Chemicals	1.4%
Software	1.0%
Auto Manufacturers	0.8%
Aerospace & Defense	0.8%
Health Care Services	0.6%
Building Materials	0.6%
Miscellaneous Manufacturing	0.6%
Health Care Products	0.5%
Cosmetics & Personal Care	0.5%
Real Estate Investments Trusts	0.5%
Environmental Control	0.5%
Commercial Services	0.4%
Office & Business Equipment	0.4%
Agriculture	0.3%
Pipelines	0.3%
Total Investments	98.5%
Other Assets in excess of Liabilities	1.5%
Net Assets	100.0%

Credit Quality	% of Total Investments
AAA	0.2%
AA	19.2%
A	58.7%
BBB	21.9%

Represents Standard & Poor’s rating as a percentage of total investments. For securities not rated by Standard & Poor’s Rating Group, the ratings by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Annual Report | May 31, 2011 | 23

Fund Summary & Performance (unaudited) continued

BSCC | Guggenheim BulletShares 2012 Corporate Bond ETF (continued)

Country Breakdown	% of Total Investments
United States	89.9%
United Kingdom	6.4%
Germany	1.9%
Luxembourg	1.0%
Japan	0.3%
France	0.3%
Canada	0.2%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays Capital U.S. 1-3 Year Corporate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays Capital U.S. 1-3 Year Corporate Bond Index is designed to measure the performance of the short term U.S. corporate bond market. The Index includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poor’s, and Fitch Rating), and have $250 million or more of outstanding face value. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

24 | Annual Report | May 31, 2011

Fund Summary & Performance (unaudited) continued

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF

Fund Statistics
Share Price	$20.96
Net Asset Value	$20.85
Premium/Discount to NAV	0.53%
Net Assets ($000)	$71,940

Total Returns
(Inception 6/07/10)	Since Inception
Guggenheim BulletShares 2013
Corporate Bond ETF
NAV	5.13%
Market	5.68%
BulletShares® USD Corporate Bond 2013 Index	5.29%
Barclays Capital U.S. 1-3 Year Corporate Bond Index	4.47%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.08 per share for share price returns or initial net asset value (NAV) of $20.08 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for the fee payments under the investment advisory agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	29.5%
Diversified Financial Services	15.2%
Telecommunications	8.0%
Insurance	5.1%
Computers	4.8%
Pharmaceuticals	4.0%
Miscellaneous Manufacturing	3.9%
Retail	3.4%
Oil & Gas	2.9%
Beverages	2.9%
Agriculture	2.4%
Media	2.3%
Food	2.3%
Mining	1.4%
Pipelines	1.4%
Iron & Steel	1.2%
Electric	1.1%
Auto Manufacturers	1.0%
Transportation	0.9%
Software	0.7%
Chemicals	0.7%
Building Materials	0.6%
Oil & Gas Services	0.5%
Aerospace & Defense	0.5%
Machinery-Diversified	0.5%
Real Estate Investment Trusts	0.3%
Housewares	0.3%
Health Care Services	0.3%
Commercial Services	0.3%
Advertising	0.2%
Water	0.1%
Home Furnishings	0.1%
Total Long-Term Investments	98.8%
Investments of Collateral for Securities Loaned	0.2%
Total Investments	99.0%
Other Assets in excess of Liabilities	1.0%
Net Assets	100.0%

Credit Quality	% of Long-Term Investments
AAA	0.1%
AA	22.5%
A	54.9%
BBB	22.2%
BB	0.3%

Represents Standard & Poor’s rating as a percentage of total investments. For securities not rated by Standard & Poor’s Rating Group, the ratings by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Annual Report | May 31, 2011 | 25

Fund Summary & Performance (unaudited) continued

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF (continued)

Country Breakdown	% of Long-Term Investments
United States	80.8%
United Kingdom	4.1%
Canada	3.6%
Netherlands	2.8%
Luxembourg	2.8%
Switzerland	2.2%
Germany	2.2%
Spain	0.7%
Cayman Islands	0.4%
Bermuda	0.2%
France	0.2%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays Capital U.S. 1-3 Year Corporate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays Capital U.S. 1-3 Year Corporate Bond Index is designed to measure the performance of the short term U.S. corporate bond market. The Index includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poor’s, and Fitch Rating), and have $250 million or more of outstanding face value. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

26 | Annual Report | May 31, 2011

Fund Summary & Performance (unaudited) continued

BSCE | Guggenheim BulletShares 2014 Corporate Bond ETF

Fund Statistics
Share Price	$21.21
Net Asset Value	$21.11
Premium/Discount to NAV	0.47%
Net Assets ($000)	$57,006

Total Returns
(Inception 6/7/10)	Since Inception
Guggenheim BulletShares 2014
Corporate Bond ETF
NAV	6.91%
Market	7.41%
BulletShares USD Corporate Bond 2014 Index	7.49%
Barclays Capital U.S. 3-5 Year Corporate Bond Index	7.45%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.10 per share for share price returns or initial net asset value (NAV) of $20.10 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	31.6%
Diversified Financial Services	13.3%
Telecommunications	10.6%
Pharmaceuticals	6.2%
Oil & Gas	5.4%
Beverages	4.0%
Media	2.9%
Electric	2.9%
Retail	2.6%
Software	2.1%
Computers	1.7%
Food	1.7%
Aerospace & Defense	1.4%
Agriculture	1.3%
Miscellaneous Manufacturing	1.2%
Chemicals	1.2%
Insurance	1.1%
Biotechnology	1.0%
Mining	1.0%
Home Furnishings	0.8%
Iron & Steel	0.8%
Machinery-Diversified	0.6%
Pipelines	0.6%
Advertising	0.4%
Transportation	0.4%
Healthcare-Products	0.4%
Commercial Services	0.4%
Office & Business Equipment	0.3%
Cosmetics & Personal Care	0.2%
Electronics	0.2%
Gas	0.2%
Forest Products & Paper	0.2%
Total Investments	98.7%
Other Assets in excess of Liabilities	1.3%
Net Assets	100.0%

Credit Quality	% of Total Investments
AAA	1.3%
AA	21.6%
A	54.3%
BBB	22.6%
BB	0.2%

Represents Standard & Poor’s rating as a percentage of total investments. For securities not rated by Standard & Poor’s Rating Group, the ratings by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Annual Report | May 31, 2011 | 27

Fund Summary & Performance (unaudited) continued

BSCE | Guggenheim BulletShares 2014 Corporate Bond ETF (continued)

Country Breakdown	% of Total Investments
United States	83.5%
United Kingdom	7.2%
Netherlands	2.3%
Canada	2.2%
Luxembourg	1.6%
Switzerland	1.3%
France	0.6%
Norway	0.5%
Bermuda	0.4%
Germany	0.4%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays Capital U.S. 3-5 Year Corporate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays Capital U.S. 3-5 Year Corporate Bond Index is designed to measure the performance of the short term U.S. corporate bond market. The Index includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 3 years and less than 5 years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poor’s, and Fitch Rating), and have $250 million or more of outstanding face value. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

28 | Annual Report | May 31, 2011

Fund Summary & Performance (unaudited) continued

BSCF | Guggenheim BulletShares 2015 Corporate Bond ETF

Fund Statistics
Share Price	$21.37
Net Asset Value	$21.23
Premium/Discount to NAV	0.66%
Net Assets ($000)	$35,037

Total Returns
(Inception 6/7/10)	Since Inception
Guggenheim BulletShares 2015
Corporate Bond ETF
NAV	7.81%
Market	8.51%
BulletShares® USD Corporate Bond 2015 Index	8.34%
Barclays Capital U.S. 3-5 Year Corporate Bond Index	7.45%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.14 per share for share price returns or initial net asset value (NAV) of $20.14 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	35.9%
Diversified Financial Services	13.0%
Oil & Gas	8.0%
Pharmaceuticals	5.1%
Insurance	4.7%
Media	4.6%
Telecommunications	4.1%
Beverages	2.8%
Retail	2.7%
Electric	2.7%
Chemicals	2.6%
Cosmetics & Personal Care	2.1%
Health Care Products	1.8%
Aerospace & Defense	1.4%
Iron & Steel	1.2%
Office & Business Equipment	1.0%
Agriculture	0.9%
Software	0.9%
Biotechnology	0.8%
Computers	0.6%
Internet	0.6%
Electronics	0.5%
Pipelines	0.3%
Health Care Services	0.3%
Total Investments	98.6%
Other Assets in excess of Liabilities	1.4%
Net Assets	100.0%

Credit Quality	% of Long-Term Investments
AAA	1.4%
AA	30.6%
A	48.4%
BBB	19.6%

Represents Standard & Poor’s rating as a percentage of total investments. For securities not rated by Standard & Poor’s Rating Group, the ratings by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Annual Report | May 31, 2011 | 29

Fund Summary & Performance (unaudited) continued

BSCF | Guggenheim BulletShares 2015 Corporate Bond ETF (continued)
Country Breakdown	% of Long-Term Investments
United States	76.8%
United Kingdom	7.2%
Canada	4.0%
France	3.6%
Luxembourg	2.6%
Netherlands	1.8%
Cayman Islands	1.1%
Germany	1.1%
Japan	1.1%
Switzerland	0.7%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays Capital U.S. 3-5 Year Corporate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays Capital U.S. 3-5 Year Corporate Bond Index is designed to measure the performance of the short term U.S. corporate bond market. The Index includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 3 years and less than 5 years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poor’s, and Fitch Rating), and have $250 million or more of outstanding face value. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

30 | Annual Report | May 31, 2011

Fund Summary & Performance (unaudited) continued

BSCG | Guggenheim BulletShares 2016 Corporate Bond ETF

Fund Statistics
Share Price	$21.48
Net Asset Value	$21.38
Premium/Discount to NAV	0.47%
Net Assets ($000)	$28,857

Total Returns
(Inception 6/07/10)	Since Inception
Guggenheim BulletShares 2016
Corporate Bond ETF
NAV	9.12%
Market	9.63%
BulletShares® USD Corporate Bond 2016 Index	9.77%
Barclays Capital U.S. 5-7 Year Corporate Bond Index	10.28%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.13 per share for share price returns or initial net asset value (NAV) of $20.13 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	31.8%
Telecommunications	12.9%
Diversified Financial Services	11.3%
Oil & Gas	6.7%
Retail	6.1%
Pharmaceuticals	5.9%
Building Materials	3.7%
Media	3.1%
Food	3.1%
Health Care Services	2.4%
Software	2.3%
Insurance	1.9%
Gas	1.9%
Chemicals	1.1%
Household Products & Housewares	0.9%
Commercial Services	0.8%
Lodging	0.6%
Agriculture	0.4%
Office & Business Equipment	0.4%
Advertising	0.4%
Pipelines	0.4%
Computers	0.3%
Total Long-Term Investments	98.4%
Investments of Collateral for Securities Loaned	0.3%
Total Investments	98.7%
Other Assets in excess of Liabilities	1.3%
Net Assets	100.0%

Credit Quality	% of Long-Term Investments
AA	15.6%
A	50.5%
BBB	30.6%
BB	3.3%

Represents Standard & Poor’s rating as a percentage of long-term investments. For securities not rated by Standard & Poor’s Rating Group, the ratings by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Annual Report | May 31, 2011 | 31

Fund Summary & Performance (unaudited) continued

BSCG | Guggenheim BulletShares 2016 Corporate Bond ETF (continued)

Country Breakdown	% of Long-Term Investments
United States	80.7%
United Kingdom	9.6%
Canada	2.8%
Netherlands	2.1%
France	1.5%
Japan	1.1%
Switzerland	0.8%
Germany	0.7%
Spain	0.7%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays Capital U.S. 5-7 Year Corporate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays Capital U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to 5 years and less than 7 years. This index is unmanaged and it is not possible to invest directly in this index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

32 | Annual Report | May 31, 2011

Fund Summary & Performance (unaudited) continued

BSCH | Guggenheim BulletShares 2017 Corporate Bond ETF

Fund Statistics
Share Price	$21.62
Net Asset Value	$21.59
Premium/Discount to NAV	0.14%
Net Assets ($000)	$29,145

Total Returns
(Inception 6/07/10)	Since Inception
Guggenheim BulletShares 2017
Corporate Bond ETF
NAV	10.30%
Market	10.44%
BulletShares® USD Corporate Bond 2017 Index	11.15%
Barclays Capital U.S. 5-7 Year Corporate Bond Index	10.28%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.19 per share for share price returns or initial net asset value (NAV) of $20.19 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	37.5%
Diversified Financial Services	13.9%
Oil & Gas	6.7%
Pharmaceuticals	5.1%
Media	4.9%
Retail	4.9%
Miscellaneous Manufacturing	4.6%
Computers	3.4%
Telecommunications	2.9%
Food	2.8%
Health Care Products	2.4%
Electric	1.2%
Aerospace & Defense	1.1%
Pipelines	1.1%
Household Products & Housewares	1.1%
Beverages	1.0%
Chemicals	0.7%
Mining	0.5%
Biotechnology	0.5%
Water	0.4%
Agriculture	0.3%
Iron & Steel	0.3%
Health Care Services	0.3%
Real Estate Investment Trusts	0.3%
Office & Business Equipment	0.3%
Commercial Services	0.2%
Total Long-Term Investments	98.4%
Investments of Collateral for Securities Loaned	0.6%
Total Investments	99.0%
Other Assets in excess of Liabilities	1.0%
Net Assets	100.0%

Credit Quality	% of Long-Term Investments
AAA	0.6%
AA	20.9%
A	52.8%
BBB	25.4%
BB	0.3%

Represents Standard & Poor’s rating as a percentage of total investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Country Breakdown	% of Long-Term Investments
United States	82.1%
United Kingdom	5.4%
Germany	3.3%
Canada	3.1%
Switzerland	3.1%
Luxembourg	2.7%
Norway	0.3%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays Capital U.S. 5-7 Year Corporate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays Capital U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to 5 years and less than 7 years. This index is unmanaged and it is not possible to invest directly in this index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

Annual Report | May 31, 2011 | 33

Fund Summary & Performance (unaudited) continued

BSJC | Guggenheim BulletShares 2012 High Yield Bond Corporate ETF

Fund Statistics
Share Price	$25.63
Net Asset Value	$25.47
Premium/Discount to NAV	0.63%
Net Assets ($000)	$28,014

Total Returns
(Inception 1/25/11)	Since Inception
Guggenheim BulletShares 2012
High Yield Bond ETF
NAV	2.23%
Market	2.87%
BulletShares® USD High Yield Corporate Bond 2012 Index	2.55%
Barclays Capital U.S. Corporate High Yield Index	4.17%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.07 per share for share price returns or initial net asset value (NAV) of $25.07 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Diversified Financial Services	15.2%
Telecommunications	10.7%
Banks	10.6%
Media	9.3%
Health Care Services	5.7%
Health Care Products	4.4%
Airlines	4.3%
Computers	3.8%
Lodging	3.4%
Auto Parts & Equipment	3.3%
Household Products & Housewares	3.2%
Pipelines	3.1%
Oil & Gas	2.9%
Entertainment	2.8%
Iron & Steel	2.7%
Forest Products & Paper	2.3%
Leisure Time	1.7%
Real Estate Investment Trusts	1.4%
Biotechnology	1.2%
Retail	1.2%
Home Builders	1.0%
Food	0.9%
Textiles	0.9%
Commercial Services	0.8%
Packaging & Containers	0.7%
Chemicals	0.5%
Total Corporate Bonds	98.0%
Exchange-Traded Fund	0.1%
Total Investments	98.1%
Other Assets in excess of Liabilities	1.9%
Net Assets	100.0%

Credit Quality	% of Total Investments
BBB	7.5%
BB	37.1%
B	50.2%
CCC	5.2%

Represents Standard & Poor’s rating as a percentage of total investments.

For securities not rated by Standard & Poor’s Rating Group, the ratings by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Country Breakdown	% of Total Investments
United States	92.1%
Canada	7.1%
Austria	0.8%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays Capital U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays Capital U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

34 | Annual Report | May 31, 2011

Fund Summary & Performance (unaudited) continued

BSJD | Guggenheim BulletShares 2013 High Yield Bond ETF

Fund Statistics
Share Price	$25.82
Net Asset Value	$25.71
Premium/Discount to NAV	0.43%
Net Assets ($000)	$28,276

Total Returns
(Inception 1/25/11)	Since Inception
Guggenheim BulletShares 2013
High Yield Corporate Bond ETF
NAV	3.18%
Market	3.62%
BulletShares® USD High Yield Corporate Bond 2013 Index	3.38%
Barclays Capital U.S. Corporate High Yield Index	4.17%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.13 per share for share price returns or initial net asset value (NAV) of $25.13 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for the fee payments under the investment advisory agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Telecommunications	18.2%
Diversified Financial Services	12.6%
Chemicals	10.4%
Lodging	10.4%
Oil & Gas	7.3%
Retail	6.8%
Media	4.7%
Health Care Services	3.4%
Packaging & Containers	2.8%
Pharmaceuticals	2.8%
Aerospace & Defense	2.4%
Machinery Diversified	2.3%
Real Estate Investment Trusts	2.2%
Software	2.2%
Commercial Services	1.8%
Coal	1.4%
Airlines	1.3%
Household Products & Housewares	1.2%
Leisure Time	1.0%
Banks	1.0%
Real Estate	0.4%
Transportation	0.4%
Food	0.2%
Total Corporate Bonds	97.2%
Exchange Traded Fund	0.9%
Total Investments	98.1%
Other Assets in excess of Liabilities	1.9%
Net Assets	100.0%

Credit Quality	% of Total Investments
BBB	7.8%
BB	54.8%
B	33.5%
CCC	2.9%
Exchange Traded Fund	1.0%

Represents Standard & Poor’s rating as a percentage of total investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying binds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Country Breakdown	% of Total Investments
United States	87.1%
Luxembourg	5.3%
Ireland	2.8%
United Kingdom	2.5%
Canada	1.2%
Bermuda	1.1%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays Capital U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays Capital U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

Annual Report | May 31, 2011 | 35

Fund Summary & Performance (unaudited) continued

BSJE | Guggenheim BulletShares 2014 High Yield Bond ETF

Fund Statistics
Share Price	$25.83
Net Asset Value	$25.72
Premium/Discount to NAV	0.43%
Net Assets ($000)	$18,003

Total Returns
(Inception 1/25/2011)	Since Inception
Guggenheim BulletShares 2014
High Yield Corporate Bond ETF
NAV	3.79%
Market	4.22%
BulletShares® USD High Yield Corporate Bond 2014 Index	2.73%
Barclays Capital U.S. Corporate High Yield Index	4.17%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.06 per share for share price returns or initial net asset value (NAV) of $25.06 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Health Care Services	14.4%
Telecommunications	8.7%
Banks	8.3%
Oil & Gas	7.2%
Media	7.1%
Lodging	6.3%
Semiconductors	5.3%
Diversified Financial Services	5.0%
Retail	3.5%
Entertainment	3.2%
Commercial Services	2.9%
Food	2.5%
Electronics	2.3%
Oil & Gas Services	2.0%
Pipelines	1.9%
Health Care Products	1.8%
Airlines	1.8%
Real Estate Investment Trusts	1.7%
Chemicals	1.6%
Trucking & Leasing	1.6%
Household Products & Housewares	1.6%
Coal	1.6%
Packaging & Containers	1.5%
Electric	1.0%
Beverages	0.6%
Miscellaneous Manufacturing	0.6%
Aerospace & Defense	0.6%
Real Estate	0.6%
Auto Parts & Equipment	0.6%
Forest Products & Paper	0.5%
Leisure Time	0.5%
Total Corporate Bonds	98.8%
Exchange Traded Fund	1.0%
Total Investments	99.8%
Other Assets in excess of Liabilities	0.2%
Net Assets	100.0%

36 | Annual Report | May 31, 2011

Fund Summary & Performance (unaudited) continued

BSJE | Guggenheim BulletShares 2014 High Yield Bond ETF (continued)

Credit Quality	% of Total Investments
BBB	0.7%
BB	55.2%
B	34.5%
CCC	8.6%
Exchange Traded Fund	1.0%

Represents Standard & Poor’s rating as a percentage of total investments For securities not rated by Standard & Poor’s Rating Group, the ratings by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Country Breakdown	% of Total Investments
United States	90.6%
Canada	3.0%
Netherlands	2.3%
United Kingdom	1.9%
Bermuda	1.6%
Jersey	0.6%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays Capital U.S. High Yield Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

Annual Report | May 31, 2011 | 37

Fund Summary & Performance (unaudited) continued

BSJF | Guggenheim BulletShares 2015 High Yield Bond ETF

Fund Statistics
Share Price	$25.86
Net Asset Value	$25.73
Premium/Discount to NAV	0.51%
Net Assets ($000)	$12,864

Total Returns
(Inception 1/25/11)	Since Inception
Guggenheim BulletShares 2015
High Yield Corporate Bond ETF
NAV	3.28%
Market	3.79%
BulletShares® USD High Yield Corporate Bond 2015 Index	3.66%
Barclays Capital U.S. Corporate High Yield Bond Index	4.17%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.21 per share for share price returns or initial net asset value (NAV) of $25.21 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Diversified Financial Services	10.3%
Oil & Gas	8.6%
Health Care Services	7.7%
Retail	7.0%
Telecommunications	6.6%
Media	4.3%
Electric	4.3%
Lodging	4.1%
Banks	4.0%
Coal	3.4%
Aerospace & Defense	3.3%
Commercial Services	3.2%
Home Builders	3.1%
Transportation	2.5%
Packaging & Containers	2.5%
Iron & Steel	2.5%
Computers	2.0%
Auto Parts & Equipment	1.7%
Office & Business Equipment	1.7%
Airlines	1.6%
Software	1.6%
Holdings Companies-Diversifies	0.9%
Health Care Products	0.8%
Electronics	0.8%
Advertising	0.8%
Internet	0.8%
Insurance	0.6%
Total Corporate Bonds	90.7%
Exchange Traded Fund	0.6%
Total Investments	91.3%
Other Assets in excess of Liabilities	8.7%
Net Assets	100.0%

Credit Quality	% of Total Investments
BBB	3.8%
BB	34.4%
B	38.3%
CCC	22.8%
Exchange Traded Fund	0.7%

Represents Standard & Poor’s rating as a percentage of total investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Country Breakdown	% of Total Investments
United States	99.1%
Netherlands	0.9%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and country breakdown are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays Capital U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays Capital U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

38 | Annual Report | May 31, 2011

Fund Summary & Performance (unaudited) continued

GIY | Guggenheim Enhanced Core Bond ETF1

Fund Statistics
Share Price	$53.00
Net Asset Value	$53.04
Premium/Discount to NAV	-0.08%
Net Assets ($000)	$5,304

Total Returns
(Inception 2/12/08)	One Year	Three Years (Annualized)	Since Inception (Annualized)
Guggenheim Enhanced Core
Bond ETF
NAV	5.15%	5.97%	4.93%
Market	2.30%	6.00%	5.01%
CPMKTB-The Capital Markets
Bond Index	1.38%	2.69%	2.13%
Barclays Capital U.S. Aggregate
Bond Index	5.84%	6.53%	5.76%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $50.00 per share for share price returns or initial net asset value (NAV) of $50.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 3.66%. In the Financial Highlights section of this Annual Report, the Fund’s annualized net operating expense ratio was 0.32% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 2.01%. There is a contractual fee waiver currently in place for this Fund through December 31, 2013 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.27% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.27%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Banks	3.6%
Diversified Financial Services	2.4%
Electric	1.9%
Media	1.6%
Insurance	1.5%
Telecommunications	1.3%
Retail	1.2%
Oil & Gas	0.9%
Pipelines	0.7%
Agriculture	0.5%
Aerospace & Defense	0.4%
Computers	0.4%
Transportation	0.4%
Beverages	0.4%
Health Care Services	0.3%
Pharmaceuticals	0.3%
Software	0.2%
Food	0.2%
Machinery-Construction & Mining	0.2%
Real Estate Investment Trusts	0.2%
Auto Manufacturers	0.1%
Cosmetics & Personal Care	0.1%
Mining	0.1%
Chemicals	0.1%
Total Corporate Bonds	19.0%
U.S. Treasury Securities	39.6%
U.S. Government Agency Securities	6.6%
Total Long-Term Investments	65.2%
Investments of Collateral for Securities Loaned	0.1%
Total Investments	65.3%
Other Assets in excess of Liabilities	34.7%
Net Assets	100.0%

Annual Report | May 31, 2011 | 39

Fund Summary & Performance (unaudited) continued

GIY | Guggenheim Enhanced Core Bond ETF1 (continued)

Credit Quality	% of Long-Term Investments
AAA	10.9%
AA	2.4%
A	16.6%
BBB	8.5%
BB	0.9%
NR- U.S. Treasury Note/Bond	60.7%

Represents Standard & Poor’s rating as a percentage of long-term investments.

For securities not rated by Standard & Poor’s Rating Group, the ratings by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade. U. S. Treasury securities and U.S. Government Agency securities are not rated, but deemed to be equivalent to securities rated AAA.

Maturity Breakdown	% of Long-Term Investments
0-5 Years	51.5%
6-10 Years	28.9%
11-15 Years	4.1%
16-20 Years	3.9%
21-25 Years	2.8%
26-30 Years	8.8%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and maturity breakdown are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

1 Effective June 1, 2011, the Fund changed its name from Claymore U.S. Capital Markets Bond ETF to Guggenheim Enhanced Core Bond ETF.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays Capital U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays Capital U.S. Aggregate Bond Index covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The Index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and collateralized mortgage-backed securities sectors. It is not possible to invest directly in the Barclays Capital U.S. Aggregate Bond Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

40 | Annual Report | May 31, 2011

Fund Summary & Performance (unaudited) continued

GSY | Guggenheim Enhanced Ultra-Short Bond ETF1

Fund Statistics
Share Price	$49.79
Net Asset Value	$49.83
Premium/Discount to NAV	-0.08%
Net Assets ($000)	$19,933

Total Returns
(Inception 2/12/08)	One Year	Three Year (Annualized)	Since Inception (Annualized)
Guggenheim Enhanced
Ultra-Short Bond ETF1
NAV	0.07%	0.36%	0.52%
Market	0.03%	0.31%	0.50%
CPMKTL – The Capital Markets
Liquidity Index	0.29%	0.80%	1.02%
Barclays Capital 1-3 Month
U.S. Treasury Bill Index	0.15%	0.40%	0.52%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the ETF at the initial share price of $50.00 per share for share price returns or initial net asset value (NAV) of $50.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 3.37%. In the Financial Highlights section of the Annual Report, the Fund’s annualized net operating expense ratio was 0.27%, while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 2.08%. There is a contractual fee waiver currently in place for this Fund through December 31, 2013 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.27% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.27%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Commercial Paper	1.5%
Corporate Bonds	1.5%
U.S. Government and Agency Securities	20.2%
Total Investments	23.2%
Other Assets in excess of Liabilities	76.8%
Net Assets	100.0%

Maturity Breakdown	% of Total Investments
0-1 Years	100.0%

Portfolio breakdown is shown as a percentage of net assets. Maturity breakdown is shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays Capital 1-3 Month U.S. Treasury Bill Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Barclays Capital U.S. 1-3 Month U.S. Treasury Bills Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. It is not possible to invest directly in the Barclays Capital 1-3 Month U.S. Treasury Bill Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and fund shares, when redeemed, may be worth more or less than their original investment.

1	Effective June 1, 2011, the name of Fund changed from Claymore U.S. Capital Markets Micro-Term Fixed Income ETF. At that time, the Fund also became actively managed by Guggenheim Partners Asset Management, LLC.

Annual Report | May 31, 2011 | 41

Fund Summary & Performance (unaudited) continued

LVL | Guggenheim S&P Global Dividend Opportunities Index ETF

Fund Statistics
Share Price	$16.15
Net Asset Value	$16.00
Premium/Discount to NAV	0.94%
Net Assets ($000)	$38,391

Total Returns
(Inception 6/25/07)	One Year	Three Year (Annualized)		Since Inception (Annualized)
Guggenheim S&P Global
Dividend Opportunities Index ETF
NAV	28.89%	-0.93%		-5.29%
Market	30.52%	-0.63%		-5.06%
S&P Global Dividend
Opportunities Index	30.66%	1.99	%1	-3.18	%2
MSCI World Index	28.01%	-1.76%		-2.01%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investors should also be aware that these returns were primarily achieved during favorable market conditions and may not be sustainable.

Since inception returns assume a purchase of the Fund at the initial share price of $24.98 per share for share price returns or initial net asset value (NAV) of $24.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 2.15%. In the Financial Highlights section of this Annual Report, the Fund’s annualized net operating expense ratio was determined to be 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was determined to be 1.44%. There is a contractual fee waiver currently in place for this Fund through December 31, 2013 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

Country Breakdown	% of Long-Term Investments
United States	21.9%
Australia	11.1%
United Kingdom	9.0%
Spain	8.9%
Israel	5.9%
Canada	4.7%
Italy	4.5%
France	3.9%
Bermuda	3.7%
Hungary	3.2%
Czech Republic	2.8%
Indonesia	2.4%
Germany	2.2%
Finland	1.9%
Thailand	1.6%
South Africa	1.5%
China	1.5%
Philippines	1.4%
Mexico	1.1%
Luxembourg	1.0%
Austria	1.0%
Netherlands	0.9%
Switzerland	0.9%
Portugal	0.9%
Sweden	0.8%
Japan	0.7%
Taiwan	0.6%

Currency Denomination	% of Long-Term Investments
United States Dollar	26.8%
Euro	25.2%
Australian Dollar	11.1%
British Pound	10.1%
All other currencies	26.8%

1 The above benchmark return reflects the blended return of the Benchmarks By Design High Income Index from 6/1/08 - 9/29/08 and the return of the S&P Global Dividend Opportunities Index, net of foreign withholding taxes, from 9/30/08 - 5/31/11.

2 The above benchmark return reflects the blended return of the Benchmarks By Design High Income Index from 6/25/07 - 9/29/08 and the return of the S&P Global Dividend Opportunities Index, net of foreign withholding taxes, from 9/30/08 - 5/31/11.

Portfolio Breakdown	% of Net Assets
Communications	27.0%
Utilities	25.8%
Financial	22.3%
Consumer, Non-cyclical	8.5%
Consumer, Cyclical	6.6%
Industrial	4.1%
Energy	2.8%
Basic Materials	1.7%
Technology	1.0%
Total Common Stocks and Master Limited Partnership	99.8%
Investments of Collateral for Securities Loaned	7.5%
Total Investments	107.3%
Liabilities in excess of Other Assets	-7.3%
Net Assets	100.0%

42 | Annual Report | May 31, 2011

Fund Summary & Performance (unaudited) continued

LVL | Guggenheim S&P Global Dividend Opportunities Index ETF (continued)

Top Ten Holdings	% of Long-Term Investments
Telstra Corp. Ltd.	3.3%
Magyar Telekom Telecommunications PLC	3.2%
France Telecom SA	3.0%
Just Energy Group, Inc.	2.9%
Spark Infrastructure Group	2.9%
Ares Capital Corp.	2.8%
Cellcom Israel Ltd.	2.6%
Bezeq The Israeli Telecommunication Corp. Ltd.	2.5%
Matahari Putra Prima TBK PT	2.4%
Telefonica Czech Republic AS	1.8%

Portfolio breakdown is shown as a percentage of net assets. Country breakdown, currency denomination and holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the MSCI World Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The MSCI World Index is a free float-adjusted market capitalization index that measures global developed market equity performance of the developed market country indices of Europe, Australasia, the Far East, the U.S. and Canada. It is not possible to invest directly in the MSCI World Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

Annual Report | May 31, 2011 | 43

Overview of Fund Expenses | As of May 31, 2011 (unaudited)

As a shareholder of Guggenheim BulletShares 2011 Corporate Bond ETF; Guggenheim BulletShares 2012 Corporate Bond ETF; Guggenheim BulletShares 2013 Corporate Bond ETF; Guggenheim BulletShares 2014 Corporate Bond ETF; Guggenheim BulletShares 2015 Corporate Bond ETF; Guggenheim BulletShares 2016 Corporate Bond ETF; Guggenheim BulletShares 2017 Corporate Bond ETF; Guggenheim BulletShares 2012 High Yield Corporate Bond ETF; Guggenheim BulletShares 2013 High Yield Corporate Bond ETF; Guggenheim BulletShares 2014 High Yield Corporate Bond ETF; Guggenheim BulletShares 2015 High Yield Corporate Bond ETF; Guggenheim Enhanced Core Bond ETF; Guggenheim Enhanced Ultra-Short Bond ETF; Guggenheim S&P Global Dividend Opportunities Index ETF; you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended May 31, 2011.

Actual Expense
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Annualized	Expenses
	Beginning	Ending	Expense Ratio	Paid
	Account	Account	for the	During
	Value	Value	Period Ended	Period1
	12/1/10	5/31/11	5/31/11	12/1/10-5/31/11
Guggenheim BulletShares 2011 Corporate Bond ETF
Actual	$1,000.00	$1,001.91	0.24%	$1.20
Hypothetical (5% annual return before expenses)	1,000.00	1,023.73	0.24%	1.21
Guggenheim BulletShares 2012 Corporate Bond ETF
Actual	1,000.00	1,010.24	0.24%	1.20
Hypothetical (5% annual return before expenses)	1,000.00	1,023.73	0.24%	1.21
Guggenheim BulletShares 2013 Corporate Bond ETF
Actual	1,000.00	1,013.27	0.24%	1.20
Hypothetical (5% annual return before expenses)	1,000.00	1,023.73	0.24%	1.21
Guggenheim BulletShares 2014 Corporate Bond ETF
Actual	1,000.00	1,025.14	0.24%	1.21
Hypothetical (5% annual return before expenses)	1,000.00	1,023.73	0.24%	1.21
Guggenheim BulletShares 2015 Corporate Bond ETF
Actual	1,000.00	1,025.49	0.24%	1.21
Hypothetical (5% annual return before expenses)	1,000.00	1,023.73	0.24%	1.21
Guggenheim BulletShares 2016 Corporate Bond ETF
Actual	1,000.00	1,027.95	0.24%	1.21
Hypothetical (5% annual return before expenses)	1,000.00	1,023.73	0.24%	1.21
Guggenheim BulletShares 2017 Corporate Bond ETF
Actual	1,000.00	1,034.27	0.24%	1.22
Hypothetical (5% annual return before expenses)	1,000.00	1,023.73	0.24%	1.21
Guggenheim Enhanced Core Bond ETF2
Actual	1,000.00	1,014.12	0.32%	1.61
Hypothetical (5% annual return before expenses)	1,000.00	1,023.34	0.32%	1.61
Guggenheim Enhanced Ultra-Short Bond ETF2
Actual	1,000.00	1,000.29	0.15%	0.75
Hypothetical (5% annual return before expenses)	1,000.00	1,024.18	0.15%	0.76
Guggenheim S&P Global Dividend Opportunities Index ETF2
Actual	1,000.00	1,179.46	0.65%	3.53
Hypothetical (5% annual return before expenses)	1,000.00	1,021.69	0.65%	3.28

44 | Annual Report | May 31, 2011

Overview of Fund Expenses (unaudited) continued

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio for the Period Ended	Expenses Paid During Period3
	1/25/11	5/31/11	5/31/11	1/25/11-5/31/11
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF
Actual	$1,000.00	$1,022.29	0.42%	$1.48
Hypothetical (5% annual return before expenses)4	1,000.00	1,022.84	0.42%	2.12
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF
Actual	1,000.00	1,031.79	0.42%	1.48
Hypothetical (5% annual return before expenses)4	1,000.00	1,022.84	0.42%	2.12
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
Actual	1,000.00	1,037.85	0.42%	1.49
Hypothetical (5% annual return before expenses)4	1,000.00	1,022.84	0.42%	2.12
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Actual	1,000.00	1,032.78	0.42%	1.49
Hypothetical (5% annual return before expenses)4	1,000.00	1,022.84	0.42%	2.12

1	Actual and hypothetical expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of average net assets for the six months ended May 31, 2011. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value over the period; then multiplying that result by 182/365.

2	The expense ratios reflect an expense waiver. Please see the Notes to Financial Statements for more information.

3	Actual expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of average net assets for the period January 25, 2011 to May 31, 2011. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value over the period; then multiplying that result by 127/365.

4	Hypothetical expenses reflect ongoing expenses for a full six month period as opposed to the shorter since inception period.

Assumes all dividends and distributions were reinvested.

Premium/Discount Information

Information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund can be found at www.gugggenheimfunds.com.

Annual Report | May 31, 2011 | 45

Portfolio of Investments | May 31, 2011

BSCB | Guggenheim BulletShares 2011 Corporate Bond ETF

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Value

	Corporate Bonds - 86.9%
	Aerospace & Defense - 1.5%
$500,000	General Dynamics Corp.	A	1.80%	07/15/2011	$501,135

	Auto Manufacturers - 2.4%
801,000	Daimler Finance North America,
	LLC, Series MTN	BBB+	5.75%	09/08/2011	812,163

	Banks - 19.4%
200,000	Bank of America Corp.	A	5.38%	08/15/2011	201,920
950,000	Bank of Tokyo-Mitsubishi UFJ Ltd.
	(Japan)	A	7.40%	06/15/2011	952,141
449,000	Bank One Corp.	A	5.90%	11/15/2011	459,881
300,000	BB&T Corp.	A-	6.50%	08/01/2011	302,959
667,000	Capital One Financial Corp.,
	Series MTN	BBB	5.70%	09/15/2011	676,750
578,000	Citigroup, Inc.	A	5.10%	09/29/2011	586,462
925,000	JPMorgan Chase & Co.	AA-	5.60%	06/01/2011	925,000
250,000	National City Bank, Series BKNT	A	6.20%	12/15/2011	257,353
367,000	Royal Bank of Canada (Canada)	AA-	5.65%	07/20/2011	369,459
775,000	US Bank NA, Series BKNT	A+	6.38%	08/01/2011	782,694
150,000	Wells Fargo & Co., Series MTN	AA-	4.00%	06/02/2011	150,000
340,000	Wells Fargo & Co.	A+	6.38%	08/01/2011	343,201
621,000	Wells Fargo & Co.	AA-	5.30%	08/26/2011	628,205
					6,636,025

	Building Materials - 2.1%
709,000	Lafarge SA (France)	BB+	6.15%	07/15/2011	713,751

	Commercial Services - 0.9%
317,000	Western Union Co.	A-	5.40%	11/17/2011	324,170

	Cosmetics & Personal Care - 2.7%
918,000	Procter & Gamble International
	Funding SCA (Luxembourg)	AA-	1.35%	08/26/2011	920,099

	Diversified Financial Services - 20.4%
593,000	Bear Stearns Cos., LLC	A+	5.50%	08/15/2011	599,206
329,000	Credit Suisse USA, Inc.	A+	5.50%	08/16/2011	332,436
1,421,000	Credit Suisse USA, Inc.	A+	6.13%	11/15/2011	1,457,364
1,528,000	General Electric Capital Corp.(a)	AA+	5.00%	11/15/2011	1,558,751
436,000	General Electric Capital Corp.,
	Series MTNA	AA+	4.38%	11/21/2011	444,428
590,000	HSBC Finance Corp.	AA-	5.70%	06/01/2011	590,000
1,163,000	HSBC Finance Corp.	A	6.38%	10/15/2011	1,188,515
494,000	Merrill Lynch & Co., Inc., Series MTN	A	5.77%	07/25/2011	497,648
300,000	ORIX Corp. (Japan)	A-	5.48%	11/22/2011	305,737
					6,974,085

	Electric - 3.2%
501,000	NextEra Energy Capital Holdings, Inc.	BBB+	5.63%	09/01/2011	507,042
197,000	PacifiCorp	A	6.90%	11/15/2011	202,801
370,000	PPL Energy Supply, LLC, Series A	BBB	6.40%	11/01/2011	378,803
					1,088,646

	Food - 3.0%
451,000	HJ Heinz Finance Co.	BBB	6.63%	07/15/2011	454,266
559,000	Kraft Foods, Inc.	BBB-	5.63%	11/01/2011	570,447
					1,024,713

	Insurance - 1.4%
209,000	American International Group, Inc.	A-	5.38%	10/18/2011	212,919
251,000	MetLife, Inc.	A-	6.13%	12/01/2011	257,965
					470,884

	Media - 2.5%
100,000	Reed Elsevier Capital, Inc.	BBB+	6.75%	08/01/2011	101,033
750,000	Walt Disney Co., Series MTNC	A	5.70%	07/15/2011	755,072
					856,105

	Miscellaneous Manufacturing - 2.9%
782,000	3M Co., Series MTN	AA-	4.50%	11/01/2011	796,551
178,000	Honeywell International, Inc.	A	6.13%	11/01/2011	182,348
					978,899

	Office & Business Equipment - 1.3%
450,000	Xerox Corp.	BBB-	6.88%	08/15/2011	455,583

	Oil & Gas - 7.3%
344,000	BP Capital Markets PLC
	(United Kingdom)	A	1.55%	08/11/2011	344,739
198,000	Burlington Resources Finance
	Co. (Canada)	A	6.50%	12/01/2011	203,982
722,000	Devon Financing Corp. ULC
	(Canada)	BBB+	6.88%	09/30/2011	737,222
321,000	Shell International Finance BV
	(Netherlands)	AA	5.63%	06/27/2011	322,148
887,000	Shell International Finance BV
	(Netherlands)	AA	1.30%	09/22/2011	889,957
					2,498,048

	Pharmaceuticals - 1.6%
544,000	Merck & Co., Inc.	AA	1.88%	06/30/2011	544,717

	Pipelines - 0.3%
121,000	Williams Cos., Inc.	BB+	7.13%	09/01/2011	122,668

	Retail - 1.2%
418,000	CVS Caremark Corp.	BBB+	5.75%	08/15/2011	422,463

See notes to financial statements.

46 | Annual Report | May 31, 2011

Portfolio of Investments continued

BSCB | Guggenheim BulletShares 2011 Corporate Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Value

	Telecommunications - 12.8%
$982,000	AT&T Corp.	A-	7.30%	11/15/2011	$1,011,996
638,000	AT&T Mobility, LLC	A-	6.50%	12/15/2011	658,404
396,000	BellSouth Corp.	A-	6.00%	10/15/2011	403,983
169,000	Motorola Solutions, Inc.	BBB	8.00%	11/01/2011	173,953
300,000	Qwest Corp.	BBB-	7.88%	09/01/2011	304,500
600,000	Telecom Italia Capital SA
	(Luxembourg)	BBB	6.20%	07/18/2011	604,029
100,000	Telefonica Emisiones SAU (Spain)	A-	5.98%	06/20/2011	100,250
369,000	TELUS Corp. (Canada)	BBB+	8.00%	06/01/2011	369,000
767,000	Vodafone Group PLC
	(United Kingdom)	A-	5.50%	06/15/2011	768,269
					4,394,384

	Total Corporate Bonds - 86.9%
	(Cost $29,728,867)				29,738,538

Number of Shares	Description	Value

	Investments of Collateral for Securities Loaned - 1.3%
461,492	BNY Mellon Securities Lending Overnight Fund, 0.157%(b) (c)
	(Cost $461,492)	$461,492
	Total Investments - 88.2%
	(Cost $30,190,359)	30,200,030
	Other Assets in excess of Liabilities - 11.8%	4,023,236
	Net Assets - 100.0%	$34,223,266

BV - Limited Liability Company

LLC - Limited Liability Company

PLC - Public Limited Company

SA - Corporation

SAU - Incorporated with Limited Liability

SCA - Limited Partnership

ULC - Unlimited Liability Company

*	Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

(a)	Security, or portion thereof, was on loan at May 31, 2011.

(b)	At May 31, 2011, the total market value of the Fund’s securities on loan was $449,327 and the total market value of the collateral held by the Fund was $461,492.

(c)	Interest rate shown reflects yield as of May 31, 2011.

See notes to financial statements.

Annual Report | May 31, 2011 | 47

Portfolio of Investments continued

BSCC | Guggenheim BulletShares 2012 Corporate Bond ETF

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Corporate Bonds – 98.5%
	Aerospace & Defense – 0.8%
$394,000	Boeing Co.	A	1.88%	11/20/2012	N/A	$401,392
150,000	United Technologies Corp.	A	6.10%	05/15/2012	N/A	158,225
						559,617

	Agriculture – 0.3%
200,000	UST LLC	BBB	6.63%	07/15/2012	N/A	212,581

	Auto Manufacturers – 0.8%
566,000	Daimler Finance North America, LLC	BBB+	7.30%	01/15/2012	N/A	589,189

	Banks – 30.8%
400,000	American Express Bank FSB, Series BKN1	BBB+	5.55%	10/17/2012	N/A	424,323
250,000	American Express Centurion Bank, Series BKNT	BBB+	5.55%	10/17/2012	N/A	265,202
701,000	Bank of America Corp.	A	6.25%	04/15/2012	N/A	734,607
250,000	Bank of America Corp.	A	5.38%	09/11/2012	N/A	263,386
350,000	Bank of America Corp.	A	4.88%	09/15/2012	N/A	366,245
783,000	Bank of New York Mellon Corp., Series MTN	AA-	4.95%	11/01/2012	N/A	830,281
925,000	Barclays Bank PLC (United Kingdom)	AA-	5.45%	09/12/2012	N/A	979,129
175,000	BB&T Corp., Series MTN	A	3.85%	07/27/2012	N/A	181,126
175,000	BNP Paribas / BNP Paribas US Medium-Term Note Program, LLC, Series 2 (France)	AA	2.13%	12/21/2012	N/A	178,303
548,000	Citigroup, Inc.	A	6.00%	02/21/2012	N/A	568,895
800,000	Citigroup, Inc.	A	5.25%	02/27/2012	N/A	826,566
1,148,000	Citigroup, Inc.	A-	5.63%	08/27/2012	N/A	1,204,141
348,000	Citigroup, Inc.	A	5.50%	08/27/2012	N/A	366,160
1,231,000	Citigroup, Inc.	A	5.30%	10/17/2012	N/A	1,298,342
1,270,000	Deutsche Bank AG (Germany)	A+	5.38%	10/12/2012	N/A	1,347,611
901,000	Goldman Sachs Group, Inc.	A	6.60%	01/15/2012	N/A	934,410
327,000	Goldman Sachs Group, Inc.	A	5.30%	02/14/2012	N/A	336,832
600,000	Goldman Sachs Group, Inc.	A	3.63%	08/01/2012	N/A	618,248
868,000	Goldman Sachs Group, Inc.	A	5.70%	09/01/2012	N/A	918,782
1,429,000	Goldman Sachs Group, Inc.	A	5.45%	11/01/2012	N/A	1,512,924
1,262,000	HSBC Holdings PLC (United Kingdom)	A	5.25%	12/12/2012	N/A	1,338,872
300,000	JPMorgan Chase & Co.	A+	4.50%	01/15/2012	N/A	307,451
200,000	JPMorgan Chase & Co.	A	6.63%	03/15/2012	N/A	209,320
968,000	JPMorgan Chase & Co.	A+	5.38%	10/01/2012	N/A	1,024,455
879,000	Morgan Stanley	A	6.60%	04/01/2012	N/A	923,395
600,000	Morgan Stanley, Series GMTN	A	5.63%	01/09/2012	N/A	618,465
1,000,000	Morgan Stanley, Series GMTN	A	5.75%	08/31/2012	N/A	1,057,341
400,000	Morgan Stanley, Series MTN	A	5.25%	11/02/2012	N/A	422,999
200,000	Sumitomo Mitsui Banking Corp. (Japan)	A	8.00%	06/15/2012	N/A	212,203
217,000	SunTrust Banks	BBB	5.25%	11/05/2012	N/A	228,595
1,231,000	Wells Fargo & Co.	AA-	5.25%	10/23/2012	N/A	1,306,008
						21,804,617

See notes to financial statements.

48 | Annual Report | May 31, 2011

Portfolio of Investments continued

BSCC | Guggenheim BulletShares 2012 Corporate Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Beverages – 2.7%
$857,000	Anheuser-Busch InBev Worldwide, Inc.	A-	3.00%	10/15/2012	N/A	$880,075
600,000	Bottling Group LLC	A	4.63%	11/15/2012	N/A	634,615
100,000	Diageo Capital PLC (United Kingdom)	A-	5.13%	01/30/2012	N/A	103,119
300,000	PepsiCo, Inc.	A-	5.15%	05/15/2012	N/A	313,704
						1,931,513

	Building Materials – 0.6%
400,000	Masco Corp.	BBB	5.88%	07/15/2012	N/A	418,318

	Chemicals – 1.4%
613,000	Dow Chemical Co.	BBB	4.85%	08/15/2012	N/A	641,116
327,000	Dow Chemical Co.	BBB	6.00%	10/01/2012	N/A	348,355
						989,471

	Commercial Services – 0.4%
300,000	Science Applications International Corp.	A-	6.25%	07/01/2012	N/A	315,971

	Computers – 1.9%
175,000	Hewlett-Packard Co.	A	4.25%	02/24/2012	N/A	179,839
400,000	Hewlett-Packard Co.	A	5.25%	03/01/2012	N/A	414,874
706,000	International Business Machines Corp.	A+	4.75%	11/29/2012	N/A	749,961
						1,344,674

	Cosmetics & Personal Care – 0.5%
348,000	Procter & Gamble Co.	AA-	1.38%	08/01/2012	N/A	351,254

	Diversified Financial Services – 20.7%
400,000	Bear Stearns Cos. LLC	A+	5.35%	02/01/2012	N/A	413,085
848,000	Bear Stearns Cos., LLC, Series MTN	A+	6.95%	08/10/2012	N/A	910,102
246,000	Boeing Capital Corp.	A	6.50%	02/15/2012	N/A	256,237
746,000	Countrywide Financial Corp., Series MTN	A	5.80%	06/07/2012	N/A	781,410
1,001,000	Credit Suisse USA, Inc.	A+	6.50%	01/15/2012	N/A	1,038,652
1,106,000	General Electric Capital Corp., Series MTNA	AA+	5.88%	02/15/2012	N/A	1,148,334
300,000	General Electric Capital Corp., Series MTN	AA+	5.00%	04/10/2012	N/A	311,878
1,584,000	General Electric Capital Corp., Series MTNA	AA+	6.00%	06/15/2012	N/A	1,673,656
635,000	General Electric Capital Corp.	AA+	3.50%	08/13/2012	N/A	655,185
1,674,000	General Electric Capital Corp., Series GMTN	AA+	5.25%	10/19/2012	N/A	1,775,595
783,000	HSBC Finance Corp.	A	7.00%	05/15/2012	N/A	829,467
800,000	HSBC Finance Corp.	A	5.90%	06/19/2012	N/A	841,880
635,000	HSBC Finance Corp.	A	6.38%	11/27/2012	N/A	683,990
550,000	IBM International Group Capital, LLC	A+	5.05%	10/22/2012	N/A	583,303
522,000	John Deere Capital Corp.	A	7.00%	03/15/2012	N/A	549,150
250,000	John Deere Capital Corp., Series MTN	A	5.25%	10/01/2012	N/A	264,878
100,000	MBNA Corp., Series MTNF	A	7.50%	03/15/2012	N/A	105,281
1,051,000	Merrill Lynch & Co., Inc., Series MTN	A	6.05%	08/15/2012	N/A	1,111,731
435,000	National Rural Utilities Cooperative Finance Corp., Series MTNC	A	7.25%	03/01/2012	N/A	456,806
300,000	SLM Corp., Series MTN	BBB-	5.13%	08/27/2012	N/A	310,646
						14,701,266

See notes to financial statements.

Annual Report | May 31, 2011 | 49

Portfolio of Investments continued

BSCC | Guggenheim BulletShares 2012 Corporate Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Electric – 4.5%
$50,000	Carolina Power & Light Co.	BBB+	6.50%	07/15/2012	N/A	$53,225
262,000	Commonwealth Edison Co., Series 98	A-	6.15%	03/15/2012	N/A	273,356
275,000	Dominion Resources, Inc.	A-	5.70%	09/17/2012	N/A	291,910
494,000	Duke Energy Carolinas, LLC	A-	6.25%	01/15/2012	N/A	511,656
100,000	Georgia Power Co., Series K	A	5.13%	11/15/2012	N/A	106,237
400,000	KCP&L Greater Missouri Operations Co.	BBB	11.88%	07/01/2012	N/A	444,008
348,000	PSEG Power, LLC	BBB	6.95%	06/01/2012	N/A	368,941
300,000	Public Service Co. of Colorado, Series 10	A	7.88%	10/01/2012	N/A	327,803
75,000	Southern Co., Series A	A-	5.30%	01/15/2012	N/A	77,228
412,000	Southern Power Co., Series B	BBB+	6.25%	07/15/2012	N/A	435,288
262,000	Virginia Electric and Power Co.	A-	5.10%	11/30/2012	N/A	278,713
						3,168,365

	Environmental Control – 0.5%
300,000	Allied Waste North America, Inc.	BBB	6.88%	06/01/2017	06/02/12 @ 103	326,277

	Food – 3.2%
400,000	General Mills Inc.	BBB+	6.00%	02/15/2012	N/A	415,647
348,000	General Mills, Inc.	BBB+	5.65%	09/10/2012	N/A	369,669
348,000	HJ Heinz Finance Co.	BBB	6.00%	03/15/2012	N/A	362,886
262,000	Kellogg Co.	BBB+	5.13%	12/03/2012	N/A	279,193
169,000	Kraft Foods, Inc.	BBB-	6.25%	06/01/2012	N/A	178,051
400,000	Kroger Co.	BBB	6.75%	04/15/2012	N/A	420,524
203,000	Safeway, Inc.	BBB	5.80%	08/15/2012	N/A	214,626
						2,240,596

	Health Care Products – 0.5%
250,000	Covidien International Finance SA (Luxembourg)	A	5.45%	10/15/2012	N/A	265,802
100,000	Johnson & Johnson	AAA	5.15%	08/15/2012	N/A	105,439
						371,241

	Health Care Services – 0.6%
400,000	WellPoint, Inc.	A-	6.80%	08/01/2012	N/A	427,260

	Insurance – 2.2%
200,000	Berkshire Hathaway Finance Corp.	AA+	4.00%	04/15/2012	N/A	206,221
435,000	Berkshire Hathaway Finance Corp.	AA+	4.75%	05/15/2012	N/A	452,966
98,000	Principal Life Income Funding Trusts, Series MTN	A	5.30%	12/14/2012	N/A	104,509
457,000	Prudential Financial, Inc., Series MTN	A	3.63%	09/17/2012	N/A	471,900
327,000	XL Capital Finance Europe PLC (United Kingdom)	BBB+	6.50%	01/15/2012	N/A	337,670
						1,573,266

	Media – 5.2%
800,000	COX Communications, Inc.	BBB-	7.13%	10/01/2012	N/A	863,414
509,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	7.63%	05/15/2016	05/15/12 @ 104	556,658
784,000	Time Warner Cable, Inc.	BBB	5.40%	07/02/2012	N/A	822,457
632,000	Time Warner, Inc.	BBB	6.88%	05/01/2012	N/A	667,197
348,000	Walt Disney Co., Series MTNB	A	6.38%	03/01/2012	N/A	363,632
400,000	Walt Disney Co.	A	4.70%	12/01/2012	N/A	424,503
						3,697,861

See notes to financial statements.

50 | Annual Report | May 31, 2011

Portfolio of Investments continued

BSCC | Guggenheim BulletShares 2012 Corporate Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Mining – 1.7%
$990,000	Freeport-McMoRan Copper & Gold, Inc.	BBB-	8.38%	04/01/2017	04/01/12 @ 104	$1,086,547
150,000	Rio Tinto Alcan, Inc. (Canada)	A-	4.88%	09/15/2012	N/A	157,547
						1,244,094

	Miscellaneous Manufacturing – 0.6%
375,000	Tyco Electronics Group SA (Luxembourg)	BBB	6.00%	10/01/2012	N/A	399,457

	Office & Business Equipment – 0.4%
300,000	Xerox Corp.	BBB-	5.50%	05/15/2012	N/A	313,199

	Oil & Gas – 3.8%
1,013,000	BP Capital Markets PLC (United Kingdom)	A	3.13%	03/10/2012	N/A	1,032,089
849,000	Chevron Corp.	AA	3.45%	03/03/2012	N/A	869,342
225,000	ConocoPhillips	A	4.75%	10/15/2012	N/A	237,401
500,000	Valero Energy Corp.	BBB	6.88%	04/15/2012	N/A	524,648
						2,663,480

	Pharmaceuticals – 4.1%
348,000	Abbott Laboratories	AA	5.15%	11/30/2012	N/A	371,823
629,000	AstraZeneca PLC (United Kingdom)	AA-	5.40%	09/15/2012	N/A	668,037
262,000	ELI Lilly & Co.	AA-	6.00%	03/15/2012	N/A	273,771
100,000	ELI Lilly & Co.	AA-	3.55%	03/06/2012	N/A	102,490
350,000	Express Scripts, Inc.	BBB+	5.25%	06/15/2012	N/A	365,149
1,093,000	Pfizer, Inc.	AA	4.45%	03/15/2012	N/A	1,128,198
						2,909,468

	Pipelines – 0.3%
190,000	Kinder Morgan Energy Partners, LP	BBB	5.85%	09/15/2012	N/A	201,412

	Real Estate Investment Trusts – 0.5%
314,000	Weyerhaeuser Co.	BBB-	6.75%	03/15/2012	N/A	328,835

	Retail – 2.3%
522,000	Costco Wholesale Corp.	A+	5.30%	03/15/2012	N/A	542,954
150,000	Lowe’s Cos., Inc.	A	5.60%	09/15/2012	N/A	159,739
300,000	Macy’s Retail Holdings, Inc.	BBB-	5.35%	03/15/2012	N/A	311,250
502,000	Target Corp.	A+	5.88%	03/01/2012	N/A	523,038
100,000	Wal-Mart Stores, Inc.	AA	5.00%	04/05/2012	N/A	103,921
						1,640,902

	Software – 1.0%
400,000	Fiserv, Inc.	BBB-	6.13%	11/20/2012	N/A	428,950
262,000	Intuit, Inc.	BBB	5.40%	03/15/2012	N/A	271,242
						700,192

	Telecommunications – 6.2%
400,000	Alltel Corp.	A-	7.00%	07/01/2012	N/A	426,602
395,000	AT&T, Inc.	A-	5.88%	02/01/2012	N/A	408,917
400,000	AT&T, Inc.	A-	5.88%	08/15/2012	N/A	424,738
200,000	BellSouth Corp.	A-	4.75%	11/15/2012	N/A	211,276
100,000	Cellco Partnership/Verizon Wireless Capital LLC	A-	5.25%	02/01/2012	N/A	103,078
639,000	New Cingular Wireless Services, Inc.	A-	8.13%	05/01/2012	N/A	682,070

See notes to financial statements.

Annual Report | May 31, 2011 | 51

Portfolio of Investments continued

BSCC | Guggenheim BulletShares 2012 Corporate Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Telecommunications (continued)
$494,000	Qwest Corp.	BBB-	8.88%	03/15/2012	N/A	$521,787
448,000	Verizon Global Funding Corp.	A-	7.38%	09/01/2012	N/A	484,511
750,000	Verizon New Jersey, Inc., Series A	A-	5.88%	01/17/2012	N/A	774,394
314,000	Verizon New York, Inc., Series A	A-	6.88%	04/01/2012	N/A	329,999
						4,367,372

	Total Corporate Bonds – 98.5%
	(Cost $69,491,083)					69,791,748

	Total Investments – 98.5%
	(Cost $69,491,083)					69,791,748
	Other Assets in excess of Liabilities – 1.5%					1,089,080
	Net Assets – 100.0%					$70,880,828

AG – Stock Corporation

LLC – Limited Liability Company

LP – Limited Partnership

N/A- Not Available

PLC – Public Limited Company

SA – Corporation

*	Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. Although not rated, U.S. Treasury Securities have an implied rating of AAA/Aaa. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

See notes to financial statements.

52 | Annual Report | May 31, 2011

Portfolio of Investments continued

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Corporate Bonds – 98.8%
	Advertising – 0.2%
$100,000	Interpublic Group of Cos., Inc.	BB+	10.00%	07/15/2017	07/15/13 @ 105	$119,750

	Aerospace & Defense – 0.5%
100,000	Boeing Co.	A	5.13%	02/15/2013	N/A	107,291
219,000	General Dynamics Corp.	A	4.25%	05/15/2013	N/A	234,426
						341,717

	Agriculture – 2.4%
552,000	Altria Group, Inc.	BBB	8.50%	11/10/2013	N/A	644,453
725,000	Philip Morris International, Inc.	A	4.88%	05/16/2013	N/A	780,342
300,000	Reynolds American, Inc.	BBB	7.25%	06/01/2013	N/A	334,048
						1,758,843

	Auto Manufacturers – 1.0%
659,000	Daimler Finance North America LLC	BBB+	6.50%	11/15/2013	N/A	739,029

	Banks – 29.5%
425,000	American Express Bank FSB, Series BKNT	BBB+	5.50%	04/16/2013	N/A	457,002
200,000	Bank of America Corp.	A	4.88%	01/15/2013	N/A	210,928
740,000	Bank of America Corp., Series MTN	A	4.90%	05/01/2013	N/A	784,382
339,000	Bank of America Corp.	A-	4.75%	08/15/2013	N/A	358,767
200,000	Bank of Montreal (Canada)	A+	2.13%	06/28/2013	N/A	204,762
100,000	Bank of New York Mellon Corp., Series MTN	AA-	4.50%	04/01/2013	N/A	106,831
339,000	Bank of New York Mellon Corp.	AA-	5.13%	08/27/2013	N/A	369,587
378,000	Bank of Nova Scotia (Canada)	AA-	2.25%	01/22/2013	N/A	387,201
200,000	Bank of Nova Scotia (Canada)	AA-	2.38%	12/17/2013	N/A	205,656
200,000	Bank One Corp.	A	5.25%	01/30/2013	N/A	212,666
700,000	Barclays Bank PLC (United Kingdom)	AA-	2.50%	01/23/2013	N/A	716,509
452,000	Canadian Imperial Bank of Commerce (Canada)	A+	1.45%	09/13/2013	N/A	455,140
1,401,000	Citigroup, Inc.	A	5.50%	04/11/2013	N/A	1,499,162
600,000	Citigroup, Inc.	A	5.85%	07/02/2013	N/A	649,102
1,090,000	Citigroup, Inc.	A	6.50%	08/19/2013	N/A	1,199,048
652,000	Citigroup, Inc.	A	6.00%	12/13/2013	N/A	715,147
1,274,000	Credit Suisse, Series MTN (Switzerland)	A+	5.00%	05/15/2013	N/A	1,367,318
400,000	Deutsche Bank AG (Germany)	A+	2.38%	01/11/2013	N/A	408,801
1,064,000	Deutsche Bank AG, Series GMTN (Germany)	A+	4.88%	05/20/2013	N/A	1,140,003
200,000	Fifth Third Bancorp	BBB	6.25%	05/01/2013	N/A	217,478
600,000	Goldman Sachs Group, Inc.	A	5.25%	04/01/2013	N/A	641,645
818,000	Goldman Sachs Group, Inc.	A	4.75%	07/15/2013	N/A	870,170
836,000	Goldman Sachs Group, Inc.	A	5.25%	10/15/2013	N/A	900,288
539,000	JPMorgan Chase & Co.	A	5.75%	01/02/2013	N/A	576,464
789,000	JPMorgan Chase & Co.	A+	4.75%	05/01/2013	N/A	842,024
400,000	JPMorgan Chase & Co., Series 2	A+	1.65%	09/30/2013	N/A	402,870
339,000	KeyCorp, Series MTN	BBB+	6.50%	05/14/2013	N/A	370,533
918,000	Morgan Stanley	A	5.30%	03/01/2013	N/A	978,794
557,000	Royal Bank of Canada, Series MTN (Canada)	AA-	2.10%	07/29/2013	N/A	571,958
200,000	Royal Bank of Scotland Group PLC (United Kingdom)	BBB	5.00%	11/12/2013	N/A	205,540

See notes to financial statements.

Annual Report | May 31, 2011 | 53

Portfolio of Investments continued

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Banks (continued)
$339,000	Royal Bank of Scotland PLC, Series 2 (United Kingdom)	A+	3.40%	08/23/2013	N/A	$347,842
200,000	UBS AG, Series BKNT (Switzerland)	A+	2.25%	08/12/2013	N/A	203,719
339,000	US Bancorp	A+	2.00%	06/14/2013	N/A	346,604
150,000	US Bancorp, Series MTN	A+	1.38%	09/13/2013	08/13/13 @ 100	151,220
870,000	Wachovia Corp., Series MTN	AA-	5.50%	05/01/2013	N/A	940,821
100,000	Wachovia Corp., Series MTN	AA-	5.70%	08/01/2013	N/A	109,120
788,000	Wells Fargo & Co.	AA-	4.38%	01/31/2013	N/A	831,886
279,000	Wells Fargo & Co.	A+	4.95%	10/16/2013	N/A	300,580
						21,257,568

	Beverages – 2.9%
219,000	Anheuser-Busch InBev Worldwide, Inc.	A-	2.50%	03/26/2013	N/A	224,793
500,000	Coca-Cola Co.	A+	0.75%	11/15/2013	N/A	497,737
250,000	Coca-Cola HBC Finance BV (Netherlands)	A-	5.13%	09/17/2013	N/A	268,756
279,000	Diageo Capital PLC (United Kingdom)	A-	5.20%	01/30/2013	N/A	298,899
300,000	Diageo Finance BV (Netherlands)	A-	5.50%	04/01/2013	N/A	324,662
452,000	PepsiCo, Inc.	A-	4.65%	02/15/2013	N/A	482,213
						2,097,060

	Building Materials – 0.6%
400,000	CRH America, Inc.	BBB+	5.30%	10/15/2013	N/A	430,158

	Chemicals – 0.7%
339,000	EI du Pont de Nemours & Co.	A	5.00%	07/15/2013	N/A	367,999
100,000	ICI Wilmington, Inc.	BBB+	5.63%	12/01/2013	N/A	108,863
						476,862

	Commercial Services – 0.3%
200,000	Block Financial, LLC(a)	BBB	7.88%	01/15/2013	N/A	210,564

	Computers – 4.8%
400,000	Computer Sciences Corp.	A-	5.50%	03/15/2013	N/A	427,208
100,000	Dell, Inc.	A-	4.70%	04/15/2013	N/A	106,704
100,000	Dell, Inc.	A-	1.40%	09/10/2013	N/A	100,960
451,000	Hewlett-Packard Co.	A	4.50%	03/01/2013	N/A	479,352
400,000	Hewlett-Packard Co.	A	1.25%	09/13/2013	N/A	401,770
439,000	HP Enterprise Services, LLC, Series B	A	6.00%	08/01/2013	N/A	485,114
200,000	International Business Machines Corp.	A+	2.10%	05/06/2013	N/A	205,374
100,000	International Business Machines Corp., Series A	A+	7.50%	06/15/2013	N/A	113,282
400,000	International Business Machines Corp.	A+	1.00%	08/05/2013	N/A	401,275
650,000	International Business Machines Corp.	A+	6.50%	10/15/2013	N/A	733,230
						3,454,269

	Diversified Financial Services – 15.2%
300,000	American Express Co.	BBB+	4.88%	07/15/2013	N/A	321,549
800,000	American Express Credit Corp., Series MTN	BBB+	5.88%	05/02/2013	N/A	866,060
830,000	American Express Credit Corp., Series C	BBB+	7.30%	08/20/2013	N/A	930,204
200,000	Capital One Bank USA NA	BBB	6.50%	06/13/2013	N/A	219,278
339,000	Caterpillar Financial Services Corp., Series MTN	A	4.25%	02/08/2013	N/A	358,940
200,000	Caterpillar Financial Services Corp., Series MTN	A	6.20%	09/30/2013	N/A	223,682

See notes to financial statements.

54 | Annual Report | May 31, 2011

Portfolio of Investments continued

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Diversified Financial Services (continued)
$279,000	CME Group, Inc.	AA	5.40%	08/01/2013	N/A	$304,354
339,000	Credit Suisse USA, Inc.	A+	5.50%	08/15/2013	N/A	369,966
339,000	General Electric Capital Corp.	AA+	2.80%	01/08/2013	N/A	348,001
1,090,000	General Electric Capital Corp., Series MTNA	AA+	5.45%	01/15/2013	N/A	1,165,812
789,000	General Electric Capital Corp.	AA+	4.80%	05/01/2013	N/A	842,712
852,000	General Electric Capital Corp.	AA+	1.88%	09/16/2013	N/A	861,169
300,000	General Electric Capital Corp., Series GMTN	AA+	5.40%	09/20/2013	N/A	325,848
339,000	HSBC Finance Corp.	A	4.75%	07/15/2013	N/A	362,250
452,000	John Deere Capital Corp., Series MTN	A	4.90%	09/09/2013	N/A	492,547
100,000	MBNA Corp.	A	6.13%	03/01/2013	N/A	107,479
901,000	Merrill Lynch & Co., Inc.	A	5.45%	02/05/2013	N/A	959,542
400,000	Merrill Lynch & Co., Inc., Series MTN	A	6.15%	04/25/2013	N/A	434,008
339,000	National Rural Utilities Cooperative Finance Corp.	A+	5.50%	07/01/2013	N/A	370,731
339,000	NYSE Euronext	A+	4.80%	06/28/2013	N/A	362,858
452,000	SLM Corp., Series MTNA	BBB-	5.00%	10/01/2013	N/A	471,228
200,000	Toyota Motor Credit Corp., Series MTN	AA-	1.38%	08/12/2013	N/A	201,424
						10,899,642

	Electric – 1.1%
339,000	Consolidated Edison Co. of New York, Inc., Series 02-B	A-	4.88%	02/01/2013	N/A	360,350
400,000	NiSource Finance Corp.	BBB-	6.15%	03/01/2013	N/A	432,733
						793,083

	Food – 2.3%
200,000	General Mills, Inc.	BBB+	5.25%	08/15/2013	N/A	218,094
200,000	Kellogg Co.	BBB+	4.25%	03/06/2013	N/A	211,351
300,000	Kraft Foods, Inc.	BBB-	6.00%	02/11/2013	N/A	324,082
200,000	Kraft Foods, Inc.	BBB-	2.63%	05/08/2013	N/A	206,027
339,000	Kraft Foods, Inc.	BBB-	5.25%	10/01/2013	N/A	369,659
100,000	Kroger Co.	BBB	5.50%	02/01/2013	N/A	106,938
200,000	Sara Lee Corp.	BBB	3.88%	06/15/2013	N/A	209,247
						1,645,398

	Health Care Services – 0.3%
200,000	UnitedHealth Group, Inc.	A-	4.88%	02/15/2013	N/A	212,546

	Home Furnishings – 0.1%
100,000	Whirlpool Corp., Series MTN	BBB-	5.50%	03/01/2013	N/A	106,393

	Housewares – 0.3%
200,000	Newell Rubbermaid, Inc.	BBB-	5.50%	04/15/2013	N/A	214,927

	Insurance – 5.1%
200,000	Aegon NV (Netherlands)	A-	4.75%	06/01/2013	N/A	211,202
339,000	Allstate Life Global Funding Trusts, Series MTN	A+	5.38%	04/30/2013	N/A	366,974
200,000	American International Group, Inc.	A-	4.25%	05/15/2013	N/A	207,918
452,000	Berkshire Hathaway Finance Corp.	AA+	4.60%	05/15/2013	N/A	484,209
339,000	Berkshire Hathaway Finance Corp.	AA+	5.00%	08/15/2013	N/A	369,280
200,000	Berkshire Hathaway Finance Corp.	AA+	4.63%	10/15/2013	N/A	216,714

See notes to financial statements.

Annual Report | May 31, 2011 | 55

Portfolio of Investments continued

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Insurance (continued)
$600,000	Berkshire Hathaway, Inc., Series 0001	AA+	2.13%	02/11/2013	N/A	$614,392
200,000	MetLife, Inc.	A-	5.00%	11/24/2013	N/A	216,831
400,000	Principal Life Income Funding Trusts, Series MTN	A	5.30%	04/24/2013	N/A	431,982
339,000	Prudential Financial, Inc., Series MTN	A	2.75%	01/14/2013	N/A	347,449
100,000	Prudential Financial, Inc., Series MTN	A	5.15%	01/15/2013	N/A	105,829
100,000	Travelers Property Casualty Corp.	A-	5.00%	03/15/2013	N/A	106,907
						3,679,687

	Iron & Steel – 1.2%
794,000	ArcelorMittal (Luxembourg)	BBB-	5.38%	06/01/2013	N/A	849,040

	Machinery-Diversified – 0.5%
300,000	Roper Industries, Inc.	BBB-	6.63%	08/15/2013	N/A	333,856

	Media – 2.3%
379,000	Comcast Cable Communications Holdings, Inc.	BBB+	8.38%	03/15/2013	N/A	426,610
100,000	COX Communications, Inc.	BBB-	4.63%	06/01/2013	N/A	106,473
250,000	Thomson Reuters Corp. (Canada)	A-	5.95%	07/15/2013	N/A	274,963
452,000	Time Warner Cable, Inc.	BBB	6.20%	07/01/2013	N/A	497,350
339,000	Walt Disney Co.	A	4.50%	12/15/2013	N/A	369,038
						1,674,434

	Mining – 1.4%
100,000	Alcoa, Inc.	BBB-	5.38%	01/15/2013	N/A	106,465
375,000	Alcoa, Inc.	BBB-	6.00%	07/15/2013	N/A	410,022
219,000	Barrick Gold Financeco, LLC (Canada)	A-	6.13%	09/15/2013	N/A	242,897
200,000	Teck Resources Ltd. (Canada)	BBB	10.25%	05/15/2016	05/15/13 @ 105	240,239
						999,623

	Miscellaneous Manufacturing – 3.9%
452,000	3M Co., Series MTN	AA-	4.38%	08/15/2013	N/A	489,784
1,339,000	General Electric Co.	AA+	5.00%	02/01/2013	N/A	1,428,623
300,000	Honeywell International, Inc.	A	4.25%	03/01/2013	N/A	318,643
150,000	Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)	BBB+	6.00%	08/15/2013	N/A	165,663
369,000	Tyco International Finance SA (Luxembourg)	A-	6.00%	11/15/2013	N/A	407,947
						2,810,660

	Oil & Gas – 2.9%
955,000	BP Capital Markets PLC (United Kingdom)	A	5.25%	11/07/2013	N/A	1,037,628
150,000	ConocoPhillips Australia Funding Co.	A	5.50%	04/15/2013	N/A	162,998
589,000	Shell International Finance BV (Netherlands)	AA	1.88%	03/25/2013	N/A	602,183
279,000	Transocean, Inc. (Cayman Islands)	BBB	5.25%	03/15/2013	N/A	296,877
						2,099,686

	Oil & Gas Services – 0.5%
339,000	Baker Hughes, Inc.	A	6.50%	11/15/2013	N/A	383,417

	Pharmaceuticals – 4.0%
100,000	Bristol-Myers Squibb Co.	A+	5.25%	08/15/2013	N/A	110,177
901,000	GlaxoSmithKline Capital, Inc.	A+	4.85%	05/15/2013	N/A	971,816
150,000	Medco Health Solutions, Inc.	BBB+	7.25%	08/15/2013	N/A	168,255
400,000	Merck & Co., Inc.	AA	5.30%	12/01/2013	N/A	441,538

See notes to financial statements.

56 | Annual Report | May 31, 2011

Portfolio of Investments continued

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Pharmaceuticals (continued)
$726,000	Novartis Capital Corp.	AA-	1.90%	04/24/2013	N/A	$742,894
400,000	Wyeth	AA	5.50%	03/15/2013	N/A	433,487
						2,868,167

	Pipelines – 1.4%
350,000	CenterPoint Energy Resources Corp., Series B	BBB	7.88%	04/01/2013	N/A	391,152
150,000	Kinder Morgan Energy Partners, LP	BBB	5.00%	12/15/2013	N/A	163,437
400,000	Spectra Energy Capital, LLC	BBB	6.25%	02/15/2013	N/A	433,009
						987,598

	Real Estate Investment Trusts – 0.3%
200,000	Boston Properties, LP	A-	6.25%	01/15/2013	N/A	215,922

	Retail – 3.4%
200,000	Best Buy Co., Inc.	BBB-	6.75%	07/15/2013	N/A	219,325
489,000	Home Depot, Inc.	BBB+	5.25%	12/16/2013	N/A	536,262
439,000	Walgreen Co.	A	4.88%	08/01/2013	N/A	476,860
452,000	Wal-Mart Stores, Inc.	AA	4.25%	04/15/2013	N/A	482,007
412,000	Wal-Mart Stores, Inc.	AA	4.55%	05/01/2013	N/A	442,608
300,000	Wal-Mart Stores, Inc.	AA	0.75%	10/25/2013	N/A	300,697
						2,457,759

	Software – 0.7%
100,000	Microsoft Corp.	AAA	0.88%	09/27/2013	N/A	100,377
379,000	Oracle Corp.	A	4.95%	04/15/2013	N/A	408,503
						508,880

	Telecommunications – 8.0%
818,000	AT&T, Inc.	A-	4.95%	01/15/2013	N/A	870,498
442,000	AT&T, Inc.	A-	6.70%	11/15/2013	N/A	497,766
100,000	British Telecommunications PLC (United Kingdom)	BBB-	5.15%	01/15/2013	N/A	106,471
400,000	Cellco Partnership / Verizon Wireless Capital, LLC	A-	7.38%	11/15/2013	N/A	456,422
452,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.25%	07/22/2013	N/A	490,586
100,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.88%	08/20/2013	N/A	109,858
100,000	Embarq Corp.	BB	6.74%	06/01/2013	N/A	109,136
652,000	Telecom Italia Capital SA (Luxembourg)	BBB	5.25%	11/15/2013	N/A	694,505
100,000	Telefonica Emisiones SAU (Spain)	A-	5.86%	02/04/2013	N/A	106,996
400,000	Telefonica Emisiones SAU (Spain)	A-	2.58%	04/26/2013	N/A	405,955
200,000	Verizon Communications, Inc.	A-	4.35%	02/15/2013	N/A	211,368
957,000	Verizon Communications, Inc.	A-	5.25%	04/15/2013	N/A	1,031,278
400,000	Verizon Virginia, Inc., Series A	A-	4.63%	03/15/2013	N/A	423,071
200,000	Vodafone Group PLC (United Kingdom)	A-	5.00%	12/16/2013	N/A	218,296
						5,732,206

	Transportation – 0.9%
592,000	United Parcel Service, Inc.	AA-	4.50%	01/15/2013	N/A	628,207

See notes to financial statements.

Annual Report | May 31, 2011 | 57

Portfolio of Investments continued

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Water – 0.1%
$100,000	Veolia Environnement SA (France)	BBB+	5.25%	06/03/2013	N/A	$107,553

	Total Corporate Bonds – 98.8%
	(Cost $70,554,526)					71,094,504

Number of Shares	Description	Value

	Investments of Collateral for Securities Loaned – 0.2%
111,000	BNY Mellon Securities Lending Overnight Fund, 0.157%(b) (c)
	(Cost $111,000)	111,000

	Total Investments – 99.0%
	(Cost $70,665,526)	71,205,504
	Other Assets in excess of Liabilities – 1.0%	734,254
	Net Assets – 100.0%	$71,939,758

AG – Stock Corporation

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A- Not Available

NV – Publicly Traded Company

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

*	Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)	Security, or portion thereof, was on loan at May 31, 2011.

(b)	At May 31, 2011, the total market value of the Fund’s securities on loan was $108,207 and the total market value of the collateral held by the Fund was $111,000.

(c)	Interest rate shown reflects yield as of May 31, 2011.

See notes to financial statements.

58 | Annual Report | May 31, 2011

Portfolio of Investments continued

BSCE | Guggenheim BulletShares 2014 Corporate Bond ETF

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Corporate Bonds – 98.7%
	Advertising – 0.4%
$100,000	WPP Finance (United Kingdom)	BBB	5.88%	06/15/2014	N/A	$110,695
100,000	WPP Finance (United Kingdom)	BBB	8.00%	09/15/2014	N/A	117,921
						228,616

	Aerospace & Defense – 1.4%
733,000	General Dynamics Corp.	A	5.25%	02/01/2014	N/A	815,601

	Agriculture – 1.3%
100,000	Altria Group, Inc.	BBB	7.75%	02/06/2014	N/A	116,140
527,000	Philip Morris International, Inc.	A	6.88%	03/17/2014	N/A	608,316
						724,456

	Banks – 31.6%
1,040,000	Bank of America Corp.	A	7.38%	05/15/2014	N/A	1,188,268
200,000	Bank of America Corp.	A	5.38%	06/15/2014	N/A	217,805
100,000	Bank of America Corp.	A	5.13%	11/15/2014	N/A	108,786
250,000	Bank of New York Mellon Corp.	AA-	4.30%	05/15/2014	N/A	271,468
200,000	Barclays Bank PLC (United Kingdom)	AA-	2.38%	01/13/2014	N/A	204,107
1,300,000	Barclays Bank PLC (United Kingdom)	AA-	5.20%	07/10/2014	N/A	1,422,867
114,000	Capital One Financial Corp.	BBB	7.38%	05/23/2014	N/A	132,717
487,000	Citigroup, Inc.	A	5.13%	05/05/2014	N/A	526,357
732,000	Citigroup, Inc.	A	6.38%	08/12/2014	N/A	819,485
1,176,000	Citigroup, Inc.	A-	5.00%	09/15/2014	N/A	1,250,079
568,000	Citigroup, Inc.	A	5.50%	10/15/2014	N/A	621,322
100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank (Netherlands)	AAA	1.85%	01/10/2014	N/A	101,336
250,000	Credit Suisse New York (Switzerland)	A+	2.20%	01/14/2014	N/A	254,579
400,000	Credit Suisse New York (Switzerland)	A+	5.50%	05/01/2014	N/A	443,861
200,000	Deutsche Bank (Germany)	A+	3.88%	08/18/2014	N/A	212,801
258,000	Goldman Sachs Group, Inc.	A	5.15%	01/15/2014	N/A	277,193
1,232,000	Goldman Sachs Group, Inc., Series MTN	A	6.00%	05/01/2014	N/A	1,356,821
800,000	Goldman Sachs Group, Inc.	A	5.00%	10/01/2014	N/A	863,515
300,000	Goldman Sachs Group, Inc.	A	5.50%	11/15/2014	N/A	328,433
200,000	HSBC Bank USA	AA-	4.63%	04/01/2014	N/A	214,714
200,000	JPMorgan Chase & Co., Series MTN	A+	2.05%	01/24/2014	N/A	202,481
733,000	JPMorgan Chase & Co.	A+	4.65%	06/01/2014	N/A	793,942
568,000	JPMorgan Chase & Co.	A	5.13%	09/15/2014	N/A	618,730
200,000	Morgan Stanley	A	2.88%	01/24/2014	N/A	204,430
1,136,000	Morgan Stanley	A-	4.75%	04/01/2014	N/A	1,198,436
1,000,000	Morgan Stanley	A	6.00%	05/13/2014	N/A	1,098,306
500,000	Morgan Stanley	A	4.20%	11/20/2014	N/A	524,888
100,000	Royal Bank of Canada (Canada)	AA-	1.13%	01/15/2014	N/A	100,141
300,000	Royal Bank of Scotland Group PLC (United Kingdom)	BBB	5.00%	10/01/2014	N/A	303,368
200,000	Royal Bank of Scotland Group PLC (United Kingdom)	A+	3.25%	01/11/2014	N/A	204,775
250,000	US Bank NA, Series BKNT	A+	4.95%	10/30/2014	N/A	275,364
250,000	Wachovia Bank NA, Series BKNT	AA-	4.80%	11/01/2014	N/A	271,334

See notes to financial statements.

Annual Report | May 31, 2011 | 59

Portfolio of Investments continued

BSCE | Guggenheim BulletShares 2014 Corporate Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Banks (continued)
$100,000	Wachovia Corp.	A+	4.88%	02/15/2014	N/A	$107,725
445,000	Wachovia Corp.	A+	5.25%	08/01/2014	N/A	484,803
568,000	Wells Fargo & Co., Series I	AA-	3.75%	10/01/2014	N/A	605,081
200,000	Wells Fargo & Co.	A+	5.00%	11/15/2014	N/A	217,552
						18,027,870

	Beverages – 4.0%
100,000	Anheuser-Busch InBev Worldwide, Inc.	A-	7.20%	01/15/2014	N/A	114,570
600,000	Anheuser-Busch InBev Worldwide, Inc.	A-	5.38%	11/15/2014	N/A	672,373
445,000	Bottling Group, LLC	A	6.95%	03/15/2014	N/A	515,445
100,000	Coca-Cola Co.	A+	3.63%	03/15/2014	N/A	107,451
150,000	Coca-Cola Refreshments USA, Inc.	A+	7.38%	03/03/2014	N/A	175,258
527,000	Diageo Capital PLC (United Kingdom)	A-	7.38%	01/15/2014	N/A	608,508
100,000	PepsiCo, Inc.	A-	3.75%	03/01/2014	N/A	107,101
						2,300,706

	Biotechnology – 1.0%
500,000	Amgen, Inc.	A+	4.85%	11/18/2014	N/A	560,193

	Chemicals – 1.2%
487,000	Dow Chemical Co.	BBB	7.60%	05/15/2014	N/A	568,079
100,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A-	5.25%	05/15/2014	N/A	110,934
						679,013

	Commercial Services – 0.4%
100,000	RR Donnelley & Sons Co.	BB+	4.95%	04/01/2014	N/A	102,908
100,000	Yale University, Series MTN	AAA	2.90%	10/15/2014	N/A	105,270
						208,178

	Computers – 1.7%
100,000	Dell, Inc.	A-	5.63%	04/15/2014	N/A	111,845
487,000	Hewlett-Packard Co.	A	6.13%	03/01/2014	N/A	548,230
300,000	Hewlett-Packard Co.	A	4.75%	06/02/2014	N/A	329,324
						989,399

	Cosmetics & Personal Care – 0.2%
100,000	Procter & Gamble Co.	AA-	4.95%	08/15/2014	N/A	112,463

	Diversified Financial Services – 13.3%
400,000	American Express Co.	BBB+	7.25%	05/20/2014	N/A	460,471
445,000	American Express Credit Corp.	BBB+	5.13%	08/25/2014	N/A	488,754
487,000	Bear Stearns Cos., LLC	A+	5.70%	11/15/2014	N/A	542,267
200,000	BlackRock, Inc.	A+	3.50%	12/10/2014	N/A	211,997
487,000	Caterpillar Financial Services Corp.	A	6.13%	02/17/2014	N/A	551,839
200,000	Charles Schwab Corp.	A	4.95%	06/01/2014	N/A	220,030
100,000	Credit Suisse USA, Inc.	A+	5.13%	01/15/2014	N/A	109,228
950,000	General Electric Capital Corp.	AA+	2.10%	01/07/2014	N/A	961,882
568,000	General Electric Capital Corp.	AA+	5.90%	05/13/2014	N/A	635,461
200,000	General Electric Capital Corp., Series MTN	AA+	5.50%	06/04/2014	N/A	221,541

See notes to financial statements.

60 | Annual Report | May 31, 2011

Portfolio of Investments continued

BSCE | Guggenheim BulletShares 2014 Corporate Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Diversified Financial Services (continued)
$100,000	General Electric Capital Corp., Series MTN	AA+	5.65%	06/09/2014	N/A	$111,024
800,000	General Electric Capital Corp., Series MTNA	AA+	4.75%	09/15/2014	N/A	874,607
1,000,000	General Electric Capital Corp., Series A	AA+	3.75%	11/14/2014	N/A	1,058,011
100,000	HSBC Finance Corp.	A	5.25%	01/15/2014	N/A	108,729
200,000	Merrill Lynch & Co., Inc., Series MTNC	A	5.00%	02/03/2014	N/A	216,014
487,000	Merrill Lynch & Co., Inc.	A	5.45%	07/15/2014	N/A	528,170
250,000	SLM Corp., Series MTNA	BBB-	5.38%	05/15/2014	N/A	262,166
						7,562,191

	Electric – 2.9%
50,000	CenterPoint Energy Houston Electric, LLC, Series U	BBB+	7.00%	03/01/2014	N/A	57,511
100,000	Commonwealth Edison Co.	A-	1.63%	01/15/2014	N/A	100,833
100,000	Duke Energy Corp.	BBB+	6.30%	02/01/2014	N/A	112,250
400,000	Exelon Generation Co., LLC	BBB	5.35%	01/15/2014	N/A	435,056
568,000	Pacific Gas & Electric Co.	BBB+	4.80%	03/01/2014	N/A	619,806
300,000	Southern California Edison Co.	A	5.75%	03/15/2014	N/A	337,249
						1,662,705

	Electronics – 0.2%
100,000	Amphenol Corp.	BBB	4.75%	11/15/2014	N/A	109,543

	Food – 1.7%
100,000	Kroger Co.	BBB	7.50%	01/15/2014	N/A	114,458
400,000	Tyson Foods, Inc.	BBB-	10.50%	03/01/2014	N/A	483,500
350,000	Unilever Capital Corp.	A+	3.65%	02/15/2014	N/A	375,322
						973,280

	Forest Products & Paper – 0.2%
100,000	International Paper Co.	BBB	5.50%	01/15/2014	N/A	107,009

	Gas – 0.2%
100,000	Atmos Energy Corp.	BBB+	4.95%	10/15/2014	N/A	109,214

	Healthcare-Products – 0.4%
100,000	Boston Scientific Corp.	BBB-	5.45%	06/15/2014	N/A	108,960
100,000	St Jude Medical, Inc.	A	3.75%	07/15/2014	N/A	106,661
						215,621

	Home Furnishings – 0.8%
400,000	Whirlpool Corp.	BBB-	8.60%	05/01/2014	N/A	468,699

	Insurance – 1.1%
200,000	MetLife, Inc.	A-	2.38%	02/06/2014	N/A	204,255
400,000	Prudential Financial, Inc., Series MTNB	A	5.10%	09/20/2014	N/A	438,175
						642,430

	Iron & Steel – 0.8%
400,000	ArcelorMittal USA, Inc.	BBB-	6.50%	04/15/2014	N/A	447,134

	Machinery-Diversified – 0.6%
300,000	Deere & Co.	A	6.95%	04/25/2014	N/A	349,636

See notes to financial statements.

Annual Report | May 31, 2011 | 61

Portfolio of Investments continued

BSCE | Guggenheim BulletShares 2014 Corporate Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Media – 2.9%
$100,000	Comcast Corp.	BBB+	5.30%	01/15/2014	N/A	$110,175
405,000	COX Communications, Inc.	BBB-	5.45%	12/15/2014	N/A	453,071
500,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	4.75%	10/01/2014	N/A	548,275
50,000	News America, Inc.	BBB+	5.30%	12/15/2014	N/A	55,848
100,000	Thomson Reuters Corp. (Canada)	A-	5.70%	10/01/2014	N/A	113,094
100,000	Time Warner Cable, Inc.	BBB	8.25%	02/14/2014	N/A	116,903
243,000	Time Warner Cable, Inc.	BBB	7.50%	04/01/2014	N/A	281,085
						1,678,451

	Mining – 1.0%
202,000	Teck Resources Ltd. (Canada)	BBB	9.75%	05/15/2014	N/A	246,887
230,000	Teck Resources Ltd. (Canada)	BBB	10.75%	05/15/2019	05/15/14 @ 105	293,366
						540,253

	Miscellaneous Manufacturing – 1.2%
400,000	Illinois Tool Works, Inc.	A+	5.15%	04/01/2014	N/A	445,733
200,000	Ingersoll-Rand Global Holding Co., Ltd. (Bermuda)	BBB+	9.50%	04/15/2014	N/A	240,926
						686,659

	Office & Business Equipment – 0.3%
150,000	Xerox Corp.	BBB-	8.25%	05/15/2014	N/A	177,008

	Oil & Gas – 5.4%
400,000	Anadarko Petroleum Corp.	BBB-	7.63%	03/15/2014	N/A	461,451
300,000	BP Capital Markets PLC (United Kingdom)	A	3.63%	05/08/2014	N/A	315,799
649,000	Chevron Corp.	AA	3.95%	03/03/2014	N/A	701,848
200,000	ConocoPhillips	A	4.75%	02/01/2014	N/A	219,195
100,000	Husky Energy, Inc. (Canada)	BBB+	5.90%	06/15/2014	N/A	112,050
813,000	Shell International Finance BV (Netherlands)	AA	4.00%	03/21/2014	N/A	876,653
270,000	Statoil ASA (Norway)	AA-	2.90%	10/15/2014	N/A	283,453
100,000	Total Capital Canada Ltd. (Canada)	AA-	1.63%	01/28/2014	N/A	101,711
						3,072,160

	Pharmaceuticals – 6.2%
100,000	AstraZeneca PLC (United Kingdom)	AA-	5.40%	06/01/2014	N/A	112,380
400,000	ELI Lilly & Co.	AA-	4.20%	03/06/2014	N/A	433,421
500,000	Express Scripts, Inc.	BBB+	6.25%	06/15/2014	N/A	565,379
527,000	GlaxoSmithKline Capital, Inc.	A+	4.38%	04/15/2014	N/A	574,396
690,000	Novartis Capital Corp.	AA-	4.13%	02/10/2014	N/A	744,706
400,000	Pfizer, Inc.	AA	4.50%	02/15/2014	N/A	436,376
608,000	Wyeth	AA	5.50%	02/01/2014	N/A	677,432
						3,544,090

	Pipelines – 0.6%
50,000	Enterprise Products Operating, LLC, Series O	BBB-	9.75%	01/31/2014	N/A	60,227
200,000	Enterprise Products Operating, LLC, Series G	BBB-	5.60%	10/15/2014	N/A	223,356
50,000	Kinder Morgan Energy Partners, LP	BBB	5.13%	11/15/2014	N/A	55,172
						338,755

See notes to financial statements.

62 | Annual Report | May 31, 2011

Portfolio of Investments continued

BSCE | Guggenheim BulletShares 2014 Corporate Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Retail – 2.6%
$100,000	CVS Caremark Corp.	BBB+	4.88%	09/15/2014	N/A	$110,514
691,000	Staples, Inc.	BBB	9.75%	01/15/2014	N/A	828,288
400,000	Wal-Mart Stores, Inc.	AA	1.63%	04/15/2014	N/A	405,541
100,000	Wal-Mart Stores, Inc.	AA	3.20%	05/15/2014	N/A	106,448
						1,450,791

	Software – 2.1%
200,000	CA, Inc.	BBB+	6.13%	12/01/2014	N/A	225,176
487,000	Microsoft Corp.	AAA	2.95%	06/01/2014	N/A	513,079
450,000	Oracle Corp.	A	3.75%	07/08/2014	N/A	484,422
						1,222,677

	Telecommunications – 10.6%
100,000	AT&T, Inc.	A-	4.85%	02/15/2014	N/A	109,387
690,000	AT&T, Inc.	A-	5.10%	09/15/2014	N/A	764,124
487,000	BellSouth Corp.	A-	5.20%	09/15/2014	N/A	540,700
1,095,000	Cellco Partnership / Verizon Wireless Capital, LLC	A-	5.55%	02/01/2014	N/A	1,210,241
600,000	Cisco Systems, Inc.	A+	1.63%	03/14/2014	N/A	608,507
300,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	4.88%	07/08/2014	N/A	328,615
325,000	France Telecom SA (France)	A-	4.38%	07/08/2014	N/A	354,203
150,000	Rogers Communications, Inc. (Canada)	BBB	6.38%	03/01/2014	N/A	169,325
500,000	Telecom Italia Capital SA (Luxembourg)	BBB	6.18%	06/18/2014	N/A	547,337
300,000	Telecom Italia Capital SA (Luxembourg)	BBB	4.95%	09/30/2014	N/A	317,881
400,000	Verizon Communications, Inc.	A-	1.95%	03/28/2014	N/A	408,066
400,000	Virgin Media Secured Finance PLC (United Kingdom)	BBB-	6.50%	01/15/2018	01/15/14 @ 103	442,500
204,000	Vodafone Group PLC (United Kingdom)	A-	4.15%	06/10/2014	N/A	219,775
						6,020,661

	Transportation – 0.4%
200,000	United Parcel Service, Inc.	AA-	3.88%	04/01/2014	N/A	216,362

	Total Corporate Bonds – 98.7%
	(Cost $55,386,911)					56,241,824

	Total Investments – 98.7%
	(Cost $55,386,911)					56,241,824
	Other Assets in excess of Liabilities – 1.3%					764,030
	Net Assets – 100.0%					$57,005,854

ASA – Stock Company

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A- Not Available

PLC – Public Limited Company

SA – Corporation

*	Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

See notes to financial statements.

Annual Report | May 31, 2011 | 63

Portfolio of Investments continued

BSCF | Guggenheim BulletShares 2015 Corporate Bond ETF

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Corporate Bonds – 98.6%
	Aerospace & Defense – 1.4%
$50,000	Boeing Co.	A	3.50%	02/15/2015	N/A	$53,546
382,000	United Technologies Corp.	A	4.88%	05/01/2015	N/A	429,884
						483,430

	Agriculture – 0.9%
300,000	Altria Group, Inc.	BBB	4.13%	09/11/2015	N/A	319,690

	Banks – 35.9%
580,000	Bank of America Corp.	A	4.50%	04/01/2015	N/A	614,424
275,000	Bank of America Corp.	A	4.75%	08/01/2015	N/A	293,139
300,000	Bank of America Corp.	A	3.70%	09/01/2015	N/A	307,804
533,000	Bank of Nova Scotia (Canada)	AA-	3.40%	01/22/2015	N/A	561,857
200,000	Bank of Nova Scotia (Canada)	AA-	2.05%	10/07/2015	N/A	200,138
200,000	Barclays Bank PLC (United Kingdom)	AA-	3.90%	04/07/2015	N/A	210,713
300,000	BB&T Corp.	A-	5.20%	12/23/2015	N/A	328,732
705,000	BNP Paribas (France)	AA	3.25%	03/11/2015	N/A	727,360
300,000	Canadian Imperial Bank of Commerce (Canada)	A+	2.35%	12/11/2015	N/A	299,194
388,000	Citigroup, Inc.	A	4.75%	05/19/2015	N/A	416,654
300,000	Citigroup, Inc.	A	4.59%	12/15/2015	N/A	319,375
200,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank (Netherlands)	AAA	2.13%	10/13/2015	N/A	198,714
250,000	Credit Suisse New York, Series MTN (Switzerland)	A+	3.50%	03/23/2015	N/A	261,082
357,000	Deutsche Bank AG (Germany)	Aa3	3.45%	03/30/2015	N/A	373,104
386,000	Goldman Sachs Group, Inc.	A	5.13%	01/15/2015	N/A	417,637
550,000	Goldman Sachs Group, Inc.	A	3.70%	08/01/2015	N/A	558,965
636,000	JPMorgan Chase & Co.	A+	3.70%	01/20/2015	N/A	666,962
280,000	JPMorgan Chase & Co.	A+	4.75%	03/01/2015	N/A	303,878
200,000	JPMorgan Chase & Co.	A+	3.40%	06/24/2015	N/A	206,938
280,000	JPMorgan Chase & Co.	A	5.15%	10/01/2015	N/A	306,054
500,000	Morgan Stanley, Series GMTN	A	4.10%	01/26/2015	N/A	521,275
814,000	Morgan Stanley, Series MTN	A	6.00%	04/28/2015	N/A	904,076
200,000	Morgan Stanley	A	4.00%	07/24/2015	N/A	207,294
500,000	Morgan Stanley	A	5.38%	10/15/2015	N/A	542,167
300,000	Morgan Stanley	A	3.45%	11/02/2015	N/A	300,909
126,000	PNC Funding Corp.	A	4.25%	09/21/2015	N/A	135,690
300,000	Royal Bank of Canada, Series MTN (Canada)	AA-	2.63%	12/15/2015	N/A	305,953
400,000	Royal Bank of Scotland Group PLC (United Kingdom)	A+	4.88%	03/16/2015	N/A	420,731
313,000	Royal Bank of Scotland Group PLC (United Kingdom)	A+	3.95%	09/21/2015	N/A	317,777
200,000	US Bancorp	A+	2.45%	07/27/2015	N/A	202,248
300,000	Wachovia Bank NA, Series BKNT	AA-	4.88%	02/01/2015	N/A	325,225
480,000	Wells Fargo & Co.	AA-	3.63%	04/15/2015	N/A	507,109
300,000	Wells Fargo Bank NA, Series AI	AA-	4.75%	02/09/2015	N/A	324,616
						12,587,794

See notes to financial statements.

64 | Annual Report | May 31, 2011

Portfolio of Investments continued

BSCF | Guggenheim BulletShares 2015 Corporate Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Beverages – 2.8%
$330,000	Anheuser-Busch InBev Worldwide, Inc.	A-	4.13%	01/15/2015	N/A	$356,035
200,000	Coca-Cola Co.	A+	1.50%	11/15/2015	N/A	196,728
100,000	Diageo Finance BV (Netherlands)	A-	5.30%	10/28/2015	N/A	112,869
300,000	PepsiCo, Inc.	A-	3.10%	01/15/2015	N/A	315,646
						981,278

	Biotechnology – 0.8%
255,000	Genentech, Inc.	AA-	4.75%	07/15/2015	N/A	281,883

	Chemicals – 2.6%
556,000	Dow Chemical Co.	BBB	5.90%	02/15/2015	N/A	631,857
280,000	EI du Pont de Nemours & Co.	A	3.25%	01/15/2015	N/A	296,485
						928,342

	Computers – 0.6%
200,000	Hewlett-Packard Co.	A	2.13%	09/13/2015	N/A	200,486

	Cosmetics & Personal Care – 2.1%
200,000	Procter & Gamble Co.	AA-	3.50%	02/15/2015	N/A	214,238
200,000	Procter & Gamble Co.	AA-	1.80%	11/15/2015	N/A	199,775
300,000	Procter & Gamble Co.	AA-	4.85%	12/15/2015	N/A	339,607
						753,620

	Diversified Financial Services – 13.0%
350,000	American Express Credit Corp., Series MTN	BBB+	2.75%	09/15/2015	N/A	352,689
200,000	Bear Stearns Cos., LLC	A+	5.30%	10/30/2015	N/A	221,302
458,000	Credit Suisse USA, Inc.	A+	4.88%	01/15/2015	N/A	503,101
408,000	Credit Suisse USA, Inc.	A+	5.13%	08/15/2015	N/A	452,937
280,000	General Electric Capital Corp., Series MTN	AA+	4.88%	03/04/2015	N/A	307,879
300,000	General Electric Capital Corp., Series MTN	AA+	3.50%	06/29/2015	N/A	314,462
500,000	General Electric Capital Corp.	AA+	2.25%	11/09/2015	N/A	493,716
500,000	HSBC Finance Corp.	A	5.00%	06/30/2015	N/A	547,495
433,000	Merrill Lynch & Co., Inc., Series MTNC	A	5.00%	01/15/2015	N/A	464,474
200,000	Merrill Lynch & Co., Inc., Series MTNB	A	5.30%	09/30/2015	N/A	217,316
356,000	Nomura Holdings, Inc. (Japan)	BBB+	5.00%	03/04/2015	N/A	378,046
300,000	Toyota Motor Credit Corp., Series MTN	AA-	3.20%	06/17/2015	N/A	312,623
						4,566,040

	Electric – 2.7%
100,000	Constellation Energy Group, Inc.	BBB-	4.55%	06/15/2015	N/A	107,170
560,000	Exelon Corp.	BBB-	4.90%	06/15/2015	N/A	605,374
200,000	Southern Power Co., Series D	BBB+	4.88%	07/15/2015	N/A	218,770
						931,314

	Electronics – 0.5%
150,000	Agilent Technologies, Inc.	BBB-	5.50%	09/14/2015	N/A	167,089

	Health Care Products – 1.8%
305,000	Medtronic, Inc.	AA-	3.00%	03/15/2015	N/A	321,169
300,000	Boston Scientific Corp.	BBB-	4.50%	01/15/2015	N/A	316,267
						637,436

See notes to financial statements.

Annual Report | May 31, 2011 | 65

Portfolio of Investments continued

BSCF | Guggenheim BulletShares 2015 Corporate Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Healthcare-Services – 0.3%
$100,000	Quest Diagnostics, Inc.	BBB+	5.45%	11/01/2015	N/A	$111,472

	Insurance – 4.7%
300,000	American International Group, Inc.	A-	5.05%	10/01/2015	N/A	316,191
229,000	Berkshire Hathaway Finance Corp.	AA+	4.85%	01/15/2015	N/A	254,037
383,000	Berkshire Hathaway, Inc.	AA+	3.20%	02/11/2015	N/A	402,481
200,000	Marsh & McLennan Cos., Inc.	BBB-	5.75%	09/15/2015	N/A	218,868
300,000	MetLife, Inc.	A-	5.00%	06/15/2015	N/A	330,128
106,000	Prudential Financial, Inc., Series MTN	A	3.88%	01/14/2015	N/A	111,822
						1,633,527

	Internet – 0.6%
200,000	eBay, Inc.	A	1.63%	10/15/2015	N/A	195,767

	Iron & Steel – 1.2%
400,000	ArcelorMittal (Luxembourg)	BBB-	3.75%	08/05/2015	N/A	411,464

	Media – 4.6%
305,000	Comcast Corp.	BBB+	6.50%	01/15/2015	N/A	350,541
300,000	Comcast Corp.	BBB+	5.85%	11/15/2015	N/A	340,947
168,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.55%	03/15/2015	N/A	176,230
100,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	6.38%	06/15/2015	06/15/12 @ 101	102,875
300,000	TCI Communications, Inc.	BBB+	8.75%	08/01/2015	N/A	369,607
250,000	Time Warner, Inc.	BBB	3.15%	07/15/2015	N/A	258,168
						1,598,368

	Office & Business Equipment – 1.0%
329,000	Xerox Corp.	BBB-	4.25%	02/15/2015	N/A	352,431

	Oil & Gas – 8.0%
458,000	BP Capital Markets PLC (United Kingdom)	A	3.88%	03/10/2015	N/A	484,260
500,000	BP Capital Markets PLC (United Kingdom)	A	3.13%	10/01/2015	N/A	512,611
534,000	ConocoPhillips	A	4.60%	01/15/2015	N/A	593,475
300,000	Shell International Finance BV (Netherlands)	AA	3.10%	06/28/2015	N/A	314,958
300,000	Total Capital SA (France)	AA-	3.00%	06/24/2015	N/A	313,510
200,000	Total Capital SA (France)	AA-	3.13%	10/02/2015	N/A	209,600
350,000	Transocean, Inc. (Cayman Islands)	BBB	4.95%	11/15/2015	N/A	378,486
						2,806,900

	Pharmaceuticals – 5.1%
255,000	Merck & Co., Inc.	AA	4.75%	03/01/2015	N/A	285,099
100,000	Merck & Co., Inc.	AA	4.00%	06/30/2015	N/A	108,674
508,000	Novartis Capital Corp.	AA-	2.90%	04/24/2015	N/A	530,017
763,000	Pfizer, Inc.	AA	5.35%	03/15/2015	N/A	866,668
						1,790,458

	Pipelines – 0.3%
100,000	Energy Transfer Partners, LP	BBB-	5.95%	02/01/2015	N/A	111,898

See notes to financial statements.

66 | Annual Report | May 31, 2011

Portfolio of Investments continued

BSCF | Guggenheim BulletShares 2015 Corporate Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Retail – 2.7%
$200,000	Wal-Mart Stores, Inc.	AA	2.88%	04/01/2015	N/A	$209,161
408,000	Wal-Mart Stores, Inc.	AA	4.50%	07/01/2015	N/A	449,955
300,000	Wal-Mart Stores, Inc.	AA	1.50%	10/25/2015	N/A	294,606
						953,722

	Software – 0.9%
300,000	Microsoft Corp.	AAA	1.63%	09/25/2015	N/A	298,509

	Telecommunications – 4.1%
400,000	AT&T, Inc.	A-	2.50%	08/15/2015	N/A	405,378
458,000	Telecom Italia Capital SA (Luxembourg)	BBB	5.25%	10/01/2015	N/A	485,880
300,000	Vodafone Group PLC (United Kingdom)	A-	5.38%	01/30/2015	N/A	335,956
200,000	Vodafone Group PLC (United Kingdom)	A-	3.38%	11/24/2015	N/A	208,546
						1,435,760

	Total Corporate Bonds – 98.6%
	(Cost $33,782,200)					34,538,678

	Total Investments – 98.6%
	(Cost $33,782,200)					34,538,678
	Other Assets in excess of Liabilities – 1.4%					498,083
	Net Assets – 100.0%					$35,036,761

AG – Stock Corporation

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A- Not Available

PLC – Public Limited Company

SA – Corporation

*	Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

See notes to financial statements.

Annual Report | May 31, 2011 | 67

Portfolio of Investments continued

BSCG | Guggenheim BulletShares 2016 Corporate Bond ETF

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Corporate Bonds – 98.4%
	Advertising – 0.4%
$100,000	Omnicom Group, Inc.	BBB+	5.90%	04/15/2016	N/A	$113,497

	Agriculture – 0.4%
100,000	Reynolds American, Inc.	BBB	7.63%	06/01/2016	N/A	121,012

	Banks – 31.8%
200,000	Bank of America Corp., Series MTN	A	3.63%	03/17/2016	N/A	202,123
920,000	Bank of America Corp.	A	6.50%	08/01/2016	N/A	1,041,861
300,000	Bank of America Corp.	A	5.63%	10/14/2016	N/A	327,910
250,000	Bank Nova Scotia (Canada)	AA-	2.90%	03/29/2016	N/A	255,736
708,000	Barclays Bank PLC, Series 1 (United Kingdom)	AA-	5.00%	09/22/2016	N/A	765,361
524,000	BB&T Corp., Series MTN	A	3.95%	04/29/2016	N/A	554,286
227,000	Capital One Financial Corp.	BBB-	6.15%	09/01/2016	N/A	254,056
384,000	Citigroup, Inc.	A	5.30%	01/07/2016	N/A	418,767
200,000	Citigroup, Inc.	A	5.85%	08/02/2016	N/A	223,895
200,000	Deutsche Bank AG, Series 1 (Germany)	A+	3.25%	01/11/2016	N/A	205,403
100,000	Fifth Third Bancorp	BBB	3.63%	01/25/2016	N/A	102,401
408,000	Goldman Sachs Group, Inc.	A	5.35%	01/15/2016	N/A	439,203
200,000	Goldman Sachs Group, Inc.	A	3.63%	02/07/2016	N/A	200,777
500,000	Goldman Sachs Group, Inc.	A	5.75%	10/01/2016	N/A	551,045
242,000	JPMorgan Chase & Co.	A+	2.60%	01/15/2016	N/A	238,967
425,000	JPMorgan Chase & Co.	A+	3.45%	03/01/2016	N/A	434,470
500,000	Lloyds TSB Bank (United Kingdom)	A+	4.88%	01/21/2016	N/A	521,472
350,000	Morgan Stanley, Series MTN	A	5.75%	10/18/2016	N/A	383,446
300,000	Royal BK of Scotland PLC (United Kingdom)	A+	4.38%	03/16/2016	N/A	307,166
250,000	SunTrust Banks, Inc.	BBB	3.60%	04/15/2016	03/15/16 @ 100	256,248
200,000	UBS AG (Switzerland)	A	5.88%	07/15/2016	N/A	220,994
461,000	Wachovia Corp.	A+	5.63%	10/15/2016	N/A	515,434
400,000	Wells Fargo & Co.	AA-	3.68%	06/15/2016	N/A	416,135
300,000	Wells Fargo Bank NA	AA-	5.75%	05/16/2016	N/A	337,061
						9,174,217

	Building Materials – 3.7%
306,000	CRH America, Inc.	BBB+	6.00%	09/30/2016	N/A	340,145
150,000	Lafarge SA (France)	BB+	6.50%	07/15/2016	N/A	164,189
493,000	Masco Corp.	BBB	6.13%	10/03/2016	N/A	514,735
50,000	Owens Corning	BBB-	6.50%	12/01/2016	N/A	54,879
						1,073,948

	Chemicals – 1.1%
150,000	Dow Chemical Co.	BBB	2.50%	02/15/2016	N/A	149,075
152,000	EI du Pont de Nemours & Co.	A	5.25%	12/15/2016	N/A	173,313
						322,388

	Commercial Services – 0.8%
200,000	Western Union Co.	A-	5.93%	10/01/2016	N/A	228,187

	Computers – 0.3%
100,000	International Business Machines Corp.	A+	2.00%	01/05/2016	N/A	99,934

See notes to financial statements.

68 | Annual Report | May 31, 2011

Portfolio of Investments continued

BSCG | Guggenheim BulletShares 2016 Corporate Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Diversified Financial Services – 11.3%
$300,000	Countrywide Financial Corp.	A-	6.25%	05/15/2016	N/A	$326,895
304,000	Credit Suisse USA, Inc.	A+	5.38%	03/02/2016	N/A	340,300
462,000	General Electric Capital Corp., Series MTN	AA+	5.00%	01/08/2016	N/A	510,990
250,000	General Electric Capital Corp., Series MTN	AA+	5.38%	10/20/2016	N/A	280,036
453,000	HSBC Finance Corp.	A	5.50%	01/19/2016	N/A	505,673
708,000	Merrill Lynch & Co., Inc.	A-	6.05%	05/16/2016	N/A	767,156
300,000	Nomura Holdings, Inc., Series MTN (Japan)	BBB+	4.13%	01/19/2016	N/A	305,712
200,000	SLM Corp., Series MTN	BBB-	6.25%	01/25/2016	N/A	209,701
						3,246,463

	Food – 3.1%
831,000	Kraft Foods, Inc.	BBB-	4.13%	02/09/2016	N/A	884,060

	Gas – 1.9%
461,000	National Grid PLC (United Kingdom)	BBB+	6.30%	08/01/2016	N/A	532,906

	Health Care Services – 2.4%
100,000	Aetna, Inc.	A-	6.00%	06/15/2016	N/A	115,377
523,000	WellPoint, Inc.	A-	5.25%	01/15/2016	N/A	587,148
						702,525

	Household Products & Housewares – 0.9%
250,000	Fortune Brands, Inc.	BBB-	5.38%	01/15/2016	N/A	271,868

	Insurance – 1.9%
463,000	MetLife, Inc.	A-	6.75%	06/01/2016	N/A	547,504

	Lodging – 0.6%
150,000	Wyndham Worldwide Corp.	BBB-	6.00%	12/01/2016	N/A	160,417

	Media – 3.1%
100,000	Comcast Corp.	BBB+	5.90%	03/15/2016	N/A	114,009
100,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	BBB	3.50%	03/01/2016	N/A	103,208
100,000	Time Warner, Inc.	BBB	5.88%	11/15/2016	N/A	114,608
493,000	Viacom, Inc.	BBB+	6.25%	04/30/2016	N/A	570,897
						902,722

	Office & Business Equipment – 0.4%
100,000	Xerox Corp.	BBB-	6.40%	03/15/2016	N/A	115,653

	Oil & Gas – 6.7%
462,000	Anadarko Petroleum Corp.	BBB-	5.95%	09/15/2016	N/A	522,576
300,000	BP Capital Markets PLC (United Kingdom)	A	3.20%	03/11/2016	N/A	306,365
462,000	ConocoPhillips Canada Funding Co. I (Canada)	A	5.63%	10/15/2016	N/A	536,954
300,000	Ensco PLC (United Kingdom)	BBB+	3.25%	03/15/2016	N/A	306,226
100,000	Occidental Petroleum Corp.	A	4.13%	06/01/2016	N/A	108,925
150,000	Total Capital SA (France) (a)	AA-	2.30%	03/15/2016	N/A	150,519
						1,931,565

	Pharmaceuticals – 5.9%
923,000	Abbott Laboratories	AA	5.88%	05/15/2016	N/A	1,079,126
100,000	Sanofi (France)	AA-	2.63%	03/29/2016	N/A	101,781
463,000	Wyeth	AA	5.50%	02/15/2016	N/A	530,296
						1,711,203

See notes to financial statements.

Annual Report | May 31, 2011 | 69

Portfolio of Investments continued

BSCG | Guggenheim BulletShares 2016 Corporate Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Pipelines – 0.4%
$100,000	Enterprise Products Operating LLC	BBB-	3.20%	02/01/2016	N/A	$102,107

	Retail – 6.1%
100,000	CVS Caremark Corp.	BBB+	6.13%	08/15/2016	N/A	115,238
1,046,000	Home Depot, Inc.	BBB+	5.40%	03/01/2016	N/A	1,180,124
399,000	Macy’s Retail Holdings, Inc.	BBB-	5.90%	12/01/2016	N/A	453,862
						1,749,224

	Software – 2.3%
585,000	Oracle Corp.	A	5.25%	01/15/2016	N/A	663,594

	Telecommunications – 12.9%
399,000	AT&T, Inc.	A-	5.63%	06/15/2016	N/A	453,317
985,000	Cisco Systems, Inc.	A+	5.50%	02/22/2016	N/A	1,128,728
529,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.75%	03/23/2016	N/A	602,951
677,000	Embarq Corp.	BB	7.08%	06/01/2016	N/A	768,550
100,000	Qwest Corp.	BBB-	8.38%	05/01/2016	N/A	119,250
200,000	Telefonica Emisiones (Spain)	A-	3.99%	02/16/2016	N/A	204,984
399,000	Verizon Communications, Inc.	A-	5.55%	02/15/2016	N/A	450,497
						3,728,277

	Total Corporate Bonds – 98.4%
	(Cost $27,758,313)					28,383,271

Number of Shares	Description	Value

	Investments of Collateral for Securities Loaned – 0.3%
103,000	BNY Mellon Securities Lending Overnight Fund, 0.157%(b) (c)
	(Cost $103,000)	$103,000

	Total Investments – 98.7%
	(Cost $27,861,313)	28,486,271
	Other Assets in excess of Liabilities – 1.3%	370,504
	Net Assets – 100.0%	$28,856,775

AG – Stock Corporation

BV – Limited Liability Company

LLC – Limited Liability Company

PLC – Public Limited Company

SA – Corporation

*	Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. Although not rated, U.S. Treasury Securities have an implied rating of AAA/Aaa. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)	Security, or portion thereof, was on loan at May 31, 2011.

(b)	At May 31, 2011, the total market value of the Fund’s securities on loan was $100,751 and the total market value of the collateral held by the Fund was $103,000.

(c)	Interest rate shown reflects yield as of May 31, 2011.

See notes to financial statements.

70 | Annual Report | May 31, 2011

Portfolio of Investments continued

BSCH | Guggenheim BulletShares 2017 Corporate Bond ETF

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Value

	Corporate Bonds – 98.4%
	Aerospace & Defense – 1.1%
$271,000	United Technologies Corp.	A	5.38%	12/15/2017	$314,606

	Agriculture – 0.3%
70,000	Reynolds American, Inc.	BBB	6.75%	06/15/2017	81,941

	Banks – 37.5%
200,000	Bank of America Corp.	A-	5.42%	03/15/2017	210,669
570,000	Bank of America Corp.	A	6.00%	09/01/2017	628,195
945,000	Bank of America Corp.	A	5.75%	12/01/2017	1,026,003
250,000	Bank of America NA, Series BKNT	A	5.30%	03/15/2017	264,566
427,000	Capital One Financial Corp.	BBB	6.75%	09/15/2017	511,282
348,000	Citigroup, Inc.	A-	5.50%	02/15/2017	376,364
546,000	Citigroup, Inc.	A	6.00%	08/15/2017	610,574
1,088,000	Citigroup, Inc.	A	6.13%	11/21/2017	1,226,814
816,000	Deutsche Bank AG (Germany)	A+	6.00%	09/01/2017	935,389
250,000	Goldman Sachs Group, Inc.	A-	5.63%	01/15/2017	268,818
436,000	Goldman Sachs Group, Inc.	A	6.25%	09/01/2017	482,410
250,000	JPMorgan Chase Bank NA,
	Series BKNT	A+	6.00%	10/01/2017	281,351
297,000	Morgan Stanley, Series EMTN	A	5.45%	01/09/2017	320,550
400,000	Morgan Stanley, Series MTN	A	5.55%	04/27/2017	432,813
300,000	Morgan Stanley, Series MTN	A	6.25%	08/28/2017	335,229
450,000	Morgan Stanley, Series MTN	A	5.95%	12/28/2017	494,266
793,000	UBS AG, Series BKNT (Switzerland)	A+	5.88%	12/20/2017	898,954
619,000	Wachovia Corp.	AA-	5.75%	06/15/2017	703,718
816,000	Wells Fargo & Co.	AA-	5.63%	12/11/2017	918,862
					10,926,827

	Beverages – 1.0%
70,000	Coca-Cola Co.	A+	5.35%	11/15/2017	81,789
187,000	Diageo Capital PLC (United Kingdom)	A-	5.75%	10/23/2017	216,356
					298,145

	Biotechnology – 0.5%
136,000	Amgen, Inc.	A+	5.85%	06/01/2017	159,182

	Chemicals – 0.7%
175,000	ROHM and Haas Co.	BBB	6.00%	09/15/2017	200,922

	Commercial Services – 0.2%
70,000	RR Donnelley & Sons Co.	BB+	6.13%	01/15/2017	69,662

	Computers – 3.4%
846,000	International Business Machines Corp.	A+	5.70%	09/14/2017	989,394

	Diversified Financial Services – 13.9%
427,000	American Express Co.	BBB+	6.15%	08/28/2017	491,477
851,000	Bear Stearns Cos., LLC	A+	6.40%	10/02/2017	980,855
576,000	General Electric Capital Corp.,
	Series MTN	AA+	5.40%	02/15/2017	640,369
892,000	General Electric Capital Corp.,
	Series MTN	AA+	5.63%	09/15/2017	997,888
100,000	Merrill Lynch & Co., Inc.	A-	5.70%	05/02/2017	105,619
738,000	Merrill Lynch & Co., Inc.	A	6.40%	08/28/2017	828,902
					4,045,110

	Electric – 1.2%
252,000	Exelon Generation Co., LLC	BBB	6.20%	10/01/2017	287,039
70,000	Pacific Gas & Electric Co.	BBB+	5.63%	11/30/2017	79,822
					366,861

	Food – 2.8%
619,000	Kraft Foods, Inc.	BBB-	6.50%	08/11/2017	727,571
70,000	Kroger Co.	BBB	6.40%	08/15/2017	82,967
					810,538

	Health Care Products – 2.4%
463,000	Covidien International Finance SA
	(Luxembourg)	A	6.00%	10/15/2017	545,198
146,000	Johnson & Johnson	AAA	5.55%	08/15/2017	170,305
					715,503

	Health Care Services – 0.3%
70,000	WellPoint, Inc.	A-	5.88%	06/15/2017	80,860

	Household Products & Housewares – 1.1%
259,000	Kimberly-Clark Corp.	A	6.13%	08/01/2017	308,893

	Iron & Steel – 0.3%
70,000	Nucor Corp.	A	5.75%	12/01/2017	81,724

	Media – 4.9%
32,000	Comcast Cable Communications LLC	BBB+	8.88%	05/01/2017	40,987
369,000	Comcast Corp.	BBB+	6.30%	11/15/2017	429,736
858,000	Time Warner Cable, Inc.	BBB	5.85%	05/01/2017	961,245
					1,431,968

	Mining – 0.5%
146,000	Alcoa, Inc.(a)	BBB-	5.55%	02/01/2017	159,587

	Miscellaneous Manufacturing – 4.6%
1,009,000	General Electric Co.	AA+	5.25%	12/06/2017	1,135,808
184,000	Tyco Electronics Group SA
	(Luxembourg)	BBB	6.55%	10/01/2017	218,547
					1,354,355

	Office & Business Equipment – 0.3%
70,000	Pitney Bowes, Inc., Series MTN	BBB+	5.75%	09/15/2017	77,752

	Oil & Gas – 6.7%
222,000	Anadarko Petroleum Corp.	BBB-	6.38%	09/15/2017	255,492
780,000	Canadian Natural Resources Ltd.
	(Canada)	BBB	5.70%	05/15/2017	899,798
213,000	EOG Resources, Inc.	A-	5.88%	09/15/2017	244,364
387,000	Marathon Oil Corp.	BBB+	6.00%	10/01/2017	448,516
70,000	Statoil ASA (Norway)	AA-	3.13%	08/17/2017	70,915
32,000	Valero Energy Corp.	BBB	6.13%	06/15/2017	36,562
					1,955,647

See notes to financial statements.

Annual Report | May 31, 2011 | 71

Portfolio of Investments continued

BSCH | Guggenheim BulletShares 2017 Corporate Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Value

	Pharmaceuticals – 5.1%
$622,000	Abbott Laboratories	AA	5.60%	11/30/2017	$723,885
582,000	AstraZeneca PLC (United Kingdom)	AA-	5.90%	09/15/2017	682,590
70,000	McKesson Corp.	A-	5.70%	03/01/2017	79,760
					1,486,235

	Pipelines – 1.1%
270,000	Enterprise Products Operating LLC,
	Series L	BBB-	6.30%	09/15/2017	313,882

	Real Estate Investment Trusts – 0.3%
70,000	HCP, Inc.	BBB	6.00%	01/30/2017	78,428

	Retail – 4.9%
427,000	Costco Wholesale Corp.	A+	5.50%	03/15/2017	500,128
699,000	CVS Caremark Corp.	BBB+	5.75%	06/01/2017	794,850
108,000	Wal-Mart Stores, Inc.	AA	5.38%	04/05/2017	124,086
					1,419,064

	Telecommunications – 2.9%
159,000	Verizon Communications, Inc.	A-	5.50%	04/01/2017	179,711
581,000	Vodafone Group PLC (United Kingdom)	A-	5.63%	02/27/2017	661,971
					841,682

	Water – 0.4%
95,000	American Water Capital Corp.	BBB+	6.09%	10/15/2017	109,933
	Total Corporate Bonds – 98.4%
	(Cost $27,918,602)				28,678,701

Number of Shares	Description	Value

	Investments of Collateral for Securities Loaned – 0.6%
166,440	BNY Mellon Securities Lending Overnight Fund, 0.157%(b) (c)
	(Cost $166,440)	$166,440

	Total Investments – 99.0%
	(Cost $28,085,042)	28,845,141
	Other Assets in excess of Liabilities – 1.0%	300,170
	Net Assets – 100.0%	$29,145,311

AG – Stock Corporation

ASA – Stock Company

LLC – Limited Liability Company

PLC – Public Limited Company

SA – Corporation

*	Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

(a)	Security, or portion thereof, was on loan at May 31, 2011.

(b)	At May 31, 2011, the total market value of the Fund’s securities on loan was $159,587 and the total market value of the collateral held by the Fund was $166,440.

(c)	Interest rate shown reflects yield as of May 31, 2011.

See notes to financial statements.

72 | Annual Report | May 31, 2011

Portfolio of Investments continued

BSJC | Guggenheim BulletShares 2012 High Yield Corporate Bond ETF

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Corporate Bonds – 98.0%
	Airlines – 4.3%
$750,000	Air Canada (Canada)(a)	B+	9.25%	08/01/2015	08/01/12 @ 107	$782,813
399,000	American Airlines, Inc.	B	10.50%	10/15/2012	N/A	426,930
						1,209,743

	Auto Parts & Equipment – 3.3%
805,000	Goodyear Tire & Rubber Co.	B+	10.50%	05/15/2016	05/15/12 @ 108	915,687

	Banks – 10.6%
434,000	Ally Financial, Inc.	B+	7.00%	02/01/2012	N/A	445,392
334,000	Ally Financial, Inc.	B+	7.00%	02/01/2012	N/A	344,403
550,000	Ally Financial, Inc.	B+	6.63%	05/15/2012	N/A	571,312
250,000	Ally Financial, Inc.	B+	6.63%	05/15/2012	N/A	258,433
517,000	Ally Financial, Inc.	B+	6.88%	08/28/2012	N/A	541,000
517,000	Ally Financial, Inc.	B+	6.88%	08/28/2012	N/A	542,850
267,000	Regions Financial Corp.	BB	6.38%	05/15/2012	N/A	274,740
						2,978,130

	Biotechnology – 1.2%
300,000	Talecris Biotherapeutics Holdings Corp.	BB	7.75%	11/15/2016	11/15/12 @ 104	337,500

	Chemicals – 0.5%
134,000	Nova Chemicals Corp. (Canada)	BB-	6.50%	01/15/2012	N/A	137,685

	Commercial Services – 0.8%
200,000	Laureate Education, Inc.(a)	CCC+	11.75%	08/15/2017	08/15/12 @ 106	220,000

	Computers – 3.8%
800,000	SunGard Data Systems, Inc.	B	10.63%	05/15/2015	04/01/12 @ 105	878,000
154,000	Unisys Corp.(a)	BB+	12.75%	10/15/2014	10/15/12 @ 106	182,683
						1,060,683

	Diversified Financial Services – 15.2%
700,000	Ford Motor Credit Co., LLC	BB-	7.80%	06/01/2012	N/A	736,529
1,200,000	Ford Motor Credit Co., LLC	BB-	7.50%	08/01/2012	N/A	1,271,741
200,000	International Lease Finance Corp.	BBB-	4.75%	01/13/2012	N/A	204,000
550,000	International Lease Finance Corp., Series MTN	BBB-	5.40%	02/15/2012	N/A	566,500
500,000	International Lease Finance Corp.	BBB-	5.35%	03/01/2012	N/A	515,000
300,000	International Lease Finance Corp., Series MTN	BBB-	5.30%	05/01/2012	N/A	309,000
250,000	International Lease Finance Corp., Series MTN	BBB-	5.55%	09/05/2012	N/A	258,750
200,000	International Lease Finance Corp.	BBB-	5.00%	09/15/2012	N/A	206,000
200,000	Springleaf Finance Corp., Series MTN	B	5.90%	09/15/2012	N/A	203,000
						4,270,520

	Entertainment – 2.8%
670,000	FireKeepers Development Authority(a)	B+	13.88%	05/01/2015	05/01/12 @ 111	788,925

	Food – 0.9%
200,000	Dole Food Co., Inc.	B+	13.88%	03/15/2014	03/15/12 @ 114	243,250

See notes to financial statements.

Annual Report | May 31, 2011 | 73

Portfolio of Investments continued

BSJC | Guggenheim BulletShares 2012 High Yield Corporate Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Forest Products & Paper – 2.3%
$200,000	PE Paper Escrow GmbH (Austria)(a)	BB	12.00%	08/01/2014	08/01/12 @ 106	$230,627
374,000	Verso Paper Holdings, LLC	BB-	11.50%	07/01/2014	01/01/12 @ 105	407,660
						638,287

	Health Care Products – 4.4%
1,100,000	Biomet, Inc.	B-	11.63%	10/15/2017	10/15/12 @ 106	1,240,250

	Health Care Services – 5.7%
267,000	HCA, Inc.	B-	6.95%	05/01/2012	N/A	278,348
567,000	HCA, Inc.	B-	6.30%	10/01/2012	N/A	592,515
650,000	Tenet Healthcare Corp.	BB-	9.00%	05/01/2015	05/01/12 @ 105	710,937
						1,581,800

	Home Builders – 1.0%
250,000	Beazer Homes USA, Inc.	B	12.00%	10/15/2017	10/15/12 @ 106	283,750

	Household Products & Housewares – 3.2%
789,000	ACCO Brands Corp.	BB-	10.63%	03/15/2015	09/15/12 @ 105	889,598

	Iron & Steel – 2.7%
699,000	Steel Dynamics, Inc.	BB+	7.38%	11/01/2012	N/A	746,183

	Leisure Time – 1.7%
400,000	Brunswick Corp.(a)	B+	11.25%	11/01/2016	11/01/13 @ 106	484,500

	Lodging – 3.4%
533,000	MGM Resorts International	CCC+	6.75%	09/01/2012	N/A	546,325
384,000	Starwood Hotels & Resorts Worldwide, Inc.	BB+	7.88%	05/01/2012	N/A	406,080
						952,405

	Media – 9.3%
1,549,000	CCH II, LLC	B	13.50%	11/30/2016	11/30/12 @ 107	1,851,055
450,000	Gannett Co., Inc.	B+	6.38%	04/01/2012	N/A	465,750
250,000	Sirius XM Radio, Inc.(a)	BB+	9.75%	09/01/2015	09/01/12 @ 105	282,187
						2,598,992

	Oil & Gas – 2.9%
200,000	OPTI Canada, Inc. (Canada)(a)	CCC+	9.00%	12/15/2012	06/15/12 @ 100	202,000
583,000	Tesoro Corp.	BB+	6.25%	11/01/2012	N/A	615,065
						817,065

	Packaging & Containers – 0.7%
200,000	Pactiv Corp.	B-	5.88%	07/15/2012	N/A	207,500

	Pipelines – 3.1%
810,000	Kinder Morgan Kansas, Inc.	BB	6.50%	09/01/2012	N/A	859,613

	Real Estate Investment Trusts – 1.4%
400,000	iStar Financial, Inc.	B+	5.15%	03/01/2012	N/A	404,000

	Retail – 1.2%
339,000	GameStop Corp. / GameStop, Inc.	BB+	8.00%	10/01/2012	10/01/11 @ 100	345,356

See notes to financial statements.

74 | Annual Report | May 31, 2011

Portfolio of Investments continued

BSJC | Guggenheim BulletShares 2012 High Yield Corporate Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Telecommunications – 10.7%
$200,000	Broadview Networks Holdings, Inc.	B-	11.38%	09/01/2012	09/01/11 @ 100	$197,000
432,000	Cricket Communications, Inc.	CCC+	10.00%	07/15/2015	07/15/12 @ 105	472,500
1,414,000	Sprint Capital Corp.	BB-	8.38%	03/15/2012	N/A	1,488,235
750,000	Telesat Canada (Canada)	B-	11.00%	11/01/2015	05/01/12 @ 106	830,625
						2,988,360

	Textiles – 0.9%
250,000	Mohawk Industries, Inc., Series D	BB+	7.20%	04/15/2012	N/A	262,500

	Total Corporate Bonds – 98.0%
	(Cost $27,366,971)					27,462,282

Number of Shares	Description	Value

	Exchange Traded Fund – 0.1%
575	SPDR Barclays Capital High Yield Bond ETF
	(Cost $23,250)	23,506

	Total Investments – 98.1%
	(Cost $27,390,221)	27,485,788
	Other Assets in excess of Liabilities – 1.9%	528,242
	Net Assets – 100.0%	$28,014,030

LLC - Limited Liability Company

N/A- Not Available

GmbH – Limited Liability

*	Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.
**
Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011 these securities amounted to $3,173,735, which represents 11.3% of net assets.

See notes to financial statements.

Annual Report | May 31, 2011 | 75

Portfolio of Investments continued

BSJD | Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Corporate Bonds – 97.2%
	Aerospace & Defense – 2.4%
$600,000	BE Aerospace, Inc.	BB	8.50%	07/01/2018	07/01/13 @ 104	$666,000

	Airlines – 1.3%
350,000	United Air Lines, Inc.(a)	BB-	9.88%	08/01/2013	02/01/12 @ 107	375,375

	Banks – 1.0%
250,000	Ally Financial, Inc.	B+	7.50%	12/31/2013	N/A	272,500

	Chemicals – 10.4%
500,000	Ashland, Inc.	BB	9.13%	06/01/2017	06/01/13 @ 105	572,500
1,850,000	Lyondell Chemical Co.	BB-	11.00%	05/01/2018	05/01/13 @ 100	2,092,813
250,000	Solutia, Inc.	BB-	8.75%	11/01/2017	11/01/13 @ 104	277,187
						2,942,500

	Coal – 1.4%
350,000	Arch Coal, Inc.	BB-	8.75%	08/01/2016	08/01/13 @ 104	391,125

	Commercial Services – 1.8%
200,000	PHH Corp.	BB+	7.13%	03/01/2013	N/A	209,000
250,000	United Rentals North America, Inc.	B	10.88%	06/15/2016	06/15/13 @ 105	287,812
						496,812

	Diversified Financial Services – 12.6%
1,300,000	Ford Motor Credit Co., LLC	BB-	7.00%	10/01/2013	N/A	1,408,455
300,000	International Lease Finance Corp., Series MTN	BBB-	5.25%	01/10/2013	N/A	310,500
650,000	International Lease Finance Corp.	BBB-	6.38%	03/25/2013	N/A	685,750
300,000	International Lease Finance Corp.	BBB-	5.88%	05/01/2013	N/A	313,500
360,000	International Lease Finance Corp., Series MTN	BBB-	5.63%	09/20/2013	N/A	374,400
450,000	International Lease Finance Corp., Series MTN	BBB-	6.63%	11/15/2013	N/A	477,000
						3,569,605

	Food – 0.2%
54,000	Smithfield Foods, Inc., Series B	B+	7.75%	05/15/2013	N/A	58,793

	Health Care Services – 3.4%
350,000	HCA, Inc.	B-	6.25%	02/15/2013	N/A	366,625
250,000	HCA, Inc.	B-	6.75%	07/15/2013	N/A	265,312
300,000	HCA, Inc.	BB-	9.88%	02/15/2017	02/15/13 @ 105	337,125
						969,062

	Household Products & Housewares – 1.2%
300,000	Jarden Corp.	BB-	8.00%	05/01/2016	05/01/13 @ 104	330,000

	Leisure Time – 1.0%
250,000	NCL Corp. Ltd. (Bermuda)	BB	11.75%	11/15/2016	11/15/13 @ 106	293,438

	Lodging – 10.4%
1,300,000	Caesars Entertainment Operating Co., Inc.	B	11.25%	06/01/2017	06/01/13 @ 106	1,469,000
250,000	MGM Resorts International	CCC+	6.75%	04/01/2013	N/A	256,562
350,000	MGM Resorts International	B	13.00%	11/15/2013	N/A	423,938
450,000	MGM Resorts International	B	11.13%	11/15/2017	05/15/13 @ 106	524,250
250,000	Starwood Hotels & Resorts Worldwide, Inc.	BB+	6.25%	02/15/2013	N/A	267,500
						2,941,250

See notes to financial statements.

76 | Annual Report | May 31, 2011

Portfolio of Investments continued

BSJD | Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Machinery-Diversified – 2.3%
$600,000	Case New Holland, Inc.	BB+	7.75%	09/01/2013	N/A	$655,500

	Media – 4.7%
350,000	DISH DBS Corp.	BB-	7.00%	10/01/2013	N/A	378,875
300,000	Liberty Media, LLC	BB-	5.70%	05/15/2013	N/A	315,000
250,000	Nielsen Finance, LLC / Nielsen Finance Co.	B+	11.50%	05/01/2016	05/01/13 @ 106	296,875
300,000	Videotron LTEE (Canada)	BB	9.13%	04/15/2018	04/15/13 @ 105	336,750
						1,327,500

	Oil & Gas – 7.3%
200,000	Bill Barrett Corp.	BB-	9.88%	07/15/2016	07/15/13 @ 105	228,000
350,000	Chesapeake Energy Corp.	BB+	7.63%	07/15/2013	N/A	384,125
275,000	Denbury Resources, Inc.	BB-	9.75%	03/01/2016	03/01/13 @ 105	310,750
300,000	Penn Virginia Corp.	BB-	10.38%	06/15/2016	06/15/13 @ 105	339,000
350,000	Plains Exploration & Production Co.	BB-	10.00%	03/01/2016	03/01/13 @ 105	397,250
350,000	Quicksilver Resources, Inc.	B	11.75%	01/01/2016	07/01/13 @ 106	407,750
						2,066,875

	Packaging & Containers – 2.8%
250,000	Crown Americas, LLC / Crown Americas Capital Corp. II	BB-	7.63%	05/15/2017	05/15/13 @ 104	274,375
500,000	Solo Cup Co. / Solo Cup Operating Corp.	B	10.50%	11/01/2013	05/01/12 @ 100	523,750
						798,125

	Pharmaceuticals – 2.8%
750,000	Elan Finance PLC / Elan Finance Corp. (Ireland)	B	8.88%	12/01/2013	12/01/11 @ 102	783,750

	Real Estate – 0.4%
100,000	CB Richard Ellis Services, Inc.	B+	11.63%	06/15/2017	06/15/13 @ 106	118,500

	Real Estate Investment Trusts – 2.2%
250,000	DuPont Fabros Technology, LP	BB	8.50%	12/15/2017	12/15/13 @ 104	276,563
300,000	Host Hotels & Resorts, LP	BB+	9.00%	05/15/2017	05/15/13 @ 105	340,500
						617,063

	Retail – 6.8%
200,000	Office Depot, Inc.	B-	6.25%	08/15/2013	N/A	205,500
350,000	Rite AID Corp.	B+	9.75%	06/12/2016	06/12/13 @ 105	392,875
700,000	Toys “R” US Property Co. I, LLC	B+	10.75%	07/15/2017	07/15/13 @ 105	794,500
500,000	Toys “R” US, Inc.	CCC+	7.88%	04/15/2013	N/A	540,000
						1,932,875

	Software – 2.2%
550,000	Fidelity National Information Services, Inc.	BB-	7.63%	07/15/2017	07/15/13 @ 106	607,750

	Telecommunications – 18.2%
650,000	Crown Castle International Corp.	B-	9.00%	01/15/2015	01/15/13 @ 106	724,750
350,000	Frontier Communications Corp.	BB	6.25%	01/15/2013	N/A	370,125
800,000	Nextel Communications, Inc., Series E	BB-	6.88%	10/31/2013	10/31/11 @ 100	811,000
600,000	NII Capital Corp.	B+	10.00%	08/15/2016	08/15/13 @ 105	691,500
600,000	Virgin Media Finance PLC, Series 1 (United Kingdom)	BB-	9.50%	08/15/2016	08/15/13 @ 105	688,500
1,000,000	Wind Acquisition Finance SA (Luxembourg)(a)	BB-	11.75%	07/15/2017	07/15/13 @ 106	1,167,500

See notes to financial statements.

Annual Report | May 31, 2011 | 77

Portfolio of Investments continued

BSJD | Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Telecommunications (continued)
$250,000	Wind Acquisition Holdings Finance SA (Italy)(a)	B	12.25%	07/15/2017	07/15/13 @ 106	$310,625
350,000	Windstream Corp.	B+	8.13%	08/01/2013	N/A	385,875
						5,149,875

	Transportation – 0.4%
100,000	RailAmerica, Inc.	BB	9.25%	07/01/2017	07/01/13 @ 105	111,250

	Total Corporate Bonds – 97.2%
	(Cost $27,265,588)					27,475,523

Number of Shares	Description	Value

	Exchange Traded Fund – 0.9%
6,555	SPDR Barclays Capital High Yield Bond ETF
	(Cost $266,937)	267,968

	Total Investments – 98.1%
	(Cost $27,532,525)	27,743,491
	Other Assets in excess of Liabilities – 1.9%	532,755
	Net Assets – 100.0%	$28,276,246

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Available

PLC – Public Limited Company

SA – Corporation

*	Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011 these securities amounted to $1,853,500, which represents 6.6% of net assets.

See notes to financial statements.

78 | Annual Report | May 31, 2011

Portfolio of Investments continued

BSJE | Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Corporate Bonds – 98.8%
	Aerospace & Defense – 0.6%
$100,000	Triumph Group, Inc.	B+	8.63%	07/15/2018	07/15/14 @ 104	$111,125

	Airlines – 1.8%
300,000	Delta Air Lines, Inc. (a)	BB-	9.50%	09/15/2014	09/15/11 @ 107	324,750

	Auto Parts & Equipment – 0.6%
100,000	TRW Automotive, Inc. (a)	BB+	7.00%	03/15/2014	N/A	110,500

	Banks – 8.3%
250,000	Ally Financial, Inc.	B+	4.50%	02/11/2014	N/A	253,437
350,000	Ally Financial, Inc., Series 8	B+	6.75%	12/01/2014	N/A	374,500
250,000	Ally Financial, Inc.	B+	6.75%	12/01/2014	N/A	266,654
585,555	CIT Group, Inc.	B+	7.00%	05/01/2014	01/01/12 @ 100	596,535
						1,491,126

	Beverages – 0.6%
100,000	Constellation Brands, Inc.	BB+	8.38%	12/15/2014	N/A	115,125

	Chemicals – 1.6%
250,000	Nova Chemicals Corp. (Canada)	BB-	8.63%	11/01/2019	11/01/14 @ 104	284,375

	Coal – 1.6%
250,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	BB-	8.50%	12/15/2019	12/15/14 @ 104	280,000

	Commercial Services – 2.9%
50,000	Hertz Corp.	B-	8.88%	01/01/2014	01/01/12 @ 100	51,500
250,000	KAR Auction Services, Inc.	B	8.75%	05/01/2014	05/01/12 @ 101	258,438
100,000	RSC Equipment Rental, Inc./RSC Holdings III, LLC	B-	9.50%	12/01/2014	12/01/11 @ 102	105,250
100,000	United Rentals North America, Inc.	B	9.25%	12/15/2019	12/15/14 @ 105	112,500
						527,688

	Diversified Financial Services – 5.0%
350,000	Ford Motor Credit Co., LLC	BB-	8.00%	06/01/2014	N/A	393,373
450,000	Ford Motor Credit Co., LLC	BB-	8.70%	10/01/2014	N/A	513,921
						907,294

	Electric – 1.0%
165,000	AES Corp.	BB-	7.75%	03/01/2014	N/A	181,500

	Electronics – 2.3%
350,000	NXP BV / NXP Funding, LLC (Netherlands)(a)	B-	9.75%	08/01/2018	08/01/14 @ 105	406,000

	Entertainment – 3.2%
96,000	American Casino & Entertainment Properties, LLC	B+	11.00%	06/15/2014	06/15/12 @ 106	102,960
100,000	Isle of Capri Casinos, Inc.	CCC+	7.00%	03/01/2014	03/01/12 @ 100	99,750
250,000	Penn National Gaming, Inc.	BB-	8.75%	08/15/2019	08/15/14 @ 104	274,063
100,000	WMG Acquisition Corp.	B-	7.38%	04/15/2014	04/15/12 @ 100	101,750
						578,523

	Food – 2.5%
54,000	Smithfield Foods, Inc.	BB	10.00%	07/15/2014	N/A	63,450
250,000	TreeHouse Foods, Inc.	BB-	7.75%	03/01/2018	03/01/14 @ 104	270,625
100,000	Tyson Foods, Inc.	BBB-	10.50%	03/01/2014	N/A	120,875
						454,950

See notes to financial statements.

Annual Report | May 31, 2011 | 79

Portfolio of Investments continued

BSJE | Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Forest Products & Paper – 0.5%
$100,000	NewPage Corp.	CCC+	11.38%	12/31/2014	03/31/12 @ 105	$97,000

	Health Care Products – 1.8%
300,000	DJO Finance, LLC / DJO Finance Corp.	B-	10.88%	11/15/2014	11/15/11 @ 105	325,500

	Health Care Services – 14.4%
250,000	Apria Healthcare Group, Inc.	BB+	11.25%	11/01/2014	11/01/11 @ 106	265,313
200,000	HCA, Inc.	B-	5.75%	03/15/2014	N/A	207,000
250,000	HCA, Inc.	BB-	9.13%	11/15/2014	N/A	261,406
900,000	HCA, Inc.	BB	8.50%	04/15/2019	04/15/14 @ 104	1,011,375
300,000	Tenet Healthcare Corp.	BB-	10.00%	05/01/2018	05/01/14 @ 105	345,000
450,000	Tenet Healthcare Corp.	BB-	8.88%	07/01/2019	07/01/14 @ 104	502,875
						2,592,969

	Household Products & Housewares – 1.6%
250,000	Spectrum Brands Holdings (a)	B	9.50%	06/15/2018	06/15/14 @ 105	280,625

	Leisure Time – 0.5%
100,000	Travelport, LLC	CCC+	9.88%	09/01/2014	09/01/11 @ 102	93,250

	Lodging – 6.3%
150,000	MGM Resorts International	CCC+	5.88%	02/27/2014	N/A	149,250
300,000	MGM Resorts International	B	10.38%	05/15/2014	N/A	348,000
200,000	MGM Resorts International	B	9.00%	03/15/2020	03/15/14 @ 105	223,500
350,000	Starwood Hotels & Resorts Worldwide, Inc.	BB+	7.88%	10/15/2014	N/A	404,250
						1,125,000

	Media – 7.1%
200,000	CSC Holdings, LLC	BB	8.50%	04/15/2014	N/A	225,000
350,000	DISH DBS Corp.	BB-	6.63%	10/01/2014	N/A	373,625
250,000	Videotron Ltee (Canada)	BB	6.88%	01/15/2014	01/15/12 @ 100	254,687
350,000	XM Satellite Radio, Inc.(a)	BB-	13.00%	08/01/2013	N/A	418,250
						1,271,562

	Miscellaneous Manufacturing – 0.6%
100,000	SPX Corp.	BB+	7.63%	12/15/2014	N/A	112,000

	Oil & Gas – 7.2%
100,000	Berry Petroleum Co.	BB-	10.25%	06/01/2014	N/A	116,000
100,000	Forest Oil Corp.	BB-	8.50%	02/15/2014	N/A	111,250
250,000	McMoRan Exploration Co.	B	11.88%	11/15/2014	11/15/11 @ 106	272,500
250,000	Newfield Exploration Co.	BB+	6.63%	09/01/2014	09/01/11 @ 101	256,250
100,000	Petrohawk Energy Corp.	B+	10.50%	08/01/2014	02/01/12 @ 111	114,000
140,000	Tesoro Corp.	BB+	9.75%	06/01/2019	06/01/14 @ 105	159,600
250,000	W&T Offshore, Inc. (a)	B	8.25%	06/15/2014	06/15/12 @ 102	261,875
						1,291,475

	Oil & Gas Services – 2.0%
350,000	Seitel, Inc.	B-	9.75%	02/15/2014	02/15/12 @ 102	360,500

	Packaging & Containers – 1.5%
250,000	Graham Packaging Co., LP/GPC Capital Corp.	CCC+	9.88%	10/15/2014	10/15/11 @ 102	260,625

	Pipelines – 1.9%
300,000	El Paso Corp.	BB-	6.88%	06/15/2014	N/A	342,291

See notes to financial statements.

80 | Annual Report | May 31, 2011

Portfolio of Investments continued

BSJE | Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Real Estate – 0.6%
$100,000	Atlantic Finance Ltd. (Jersey)(a)	B	10.75%	05/27/2014	N/A	$110,752

	Real Estate Investment Trusts – 1.7%
300,000	Host Hotels & Resorts, LP	BB+	6.88%	11/01/2014	11/01/11 @ 102	310,875

	Retail – 3.5%
250,000	Bon-Ton Department Stores Inc.	B-	10.25%	03/15/2014	03/15/12 @ 100	255,625
250,000	CKE Restaurants, Inc.	B-	11.38%	07/15/2018	07/15/14 @ 106	275,000
100,000	Sally Holdings, LLC/Sally Capital, Inc.	BB	9.25%	11/15/2014	11/15/11 @ 102	105,375
						636,000

	Semiconductors – 5.3%
500,000	Freescale Semiconductor, Inc.	CCC+	8.88%	12/15/2014	12/15/11 @ 102	524,375
375,000	Freescale Semiconductor, Inc. (a)	B	10.13%	03/15/2018	03/15/14 @ 105	428,906
						953,281

	Telecommunications – 8.7%
350,000	Frontier Communications Corp.	BB	8.25%	05/01/2014	N/A	389,375
317,000	Level 3 Financing, Inc.	CCC	9.25%	11/01/2014	11/01/11 @ 102	328,095
500,000	Nextel Communications, Inc., Series C	BB-	5.95%	03/15/2014	03/15/12 @ 100	506,250
300,000	Virgin Media Finance PLC (United Kingdom)	BB-	8.38%	10/15/2019	10/15/14 @ 104	339,000
						1,562,720

	Trucking & Leasing – 1.6%
250,000	Aircastle Ltd. (Bermuda)	BB+	9.75%	08/01/2018	08/01/14 @ 105	283,125

	Total Corporate Bonds – 98.8%
	(Cost $17,644,591)					17,782,506

Number of Shares	Description	Value

	Exchange Traded Fund – 1.0%
4,320	SPDR Barclays Capital High Yield Bond ETF
	(Cost $175,884)	176,601

	Total Investments – 99.8%
	(Cost $17,820,475)	17,959,107
	Other Assets in excess of Liabilities – 0.2%	43,860
	Net Assets – 100.0%	$18,002,967

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Available

PLC – Public Limited Company

*	Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011 these securities amounted to $2,341,658, which represents 13.0% of net assets.

See notes to financial statements.

Annual Report | May 31, 2011 | 81

Portfolio of Investments continued

BSJF | Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Corporate Bonds – 90.7%
	Advertising – 0.8%
$100,000	Lamar Media Corp.	B+	6.63%	08/15/2015	08/15/11 @ 102	$102,750

	Aerospace & Defense – 3.3%
200,000	L-3 Communications Corp., Series B	BB+	6.38%	10/15/2015	10/15/11 @ 102	207,000
200,000	Sequa Corp.(a)	CCC	11.75%	12/01/2015	12/01/11 @ 106	215,000
						422,000

	Airlines – 1.6%
100,000	Continental Airlines, Inc.(a)	BB-	6.75%	09/15/2015	09/15/12 @ 105	102,000
95,000	Delta Air Lines, Inc.(a)	B	12.25%	03/15/2015	03/15/12 @ 109	106,994
						208,994

	Auto Parts & Equipment – 1.7%
200,000	Allison Transmission, Inc.(a)	CCC+	11.00%	11/01/2015	11/01/11 @ 106	216,000

	Banks – 4.0%
100,000	Ally Financial, Inc.	B+	8.30%	02/12/2015	N/A	111,750
400,000	CIT Group, Inc.	B+	7.00%	05/01/2015	01/01/12 @ 100	404,000
						515,750

	Coal – 3.4%
200,000	Consol Energy, Inc.	BB	8.25%	04/01/2020	04/01/15 @ 104	223,000
200,000	Murray Energy Corp.(a)	B	10.25%	10/15/2015	12/15/12 @ 105	216,500
						439,500

	Commercial Services – 3.2%
300,000	ARAMARK Corp.	B	8.50%	02/01/2015	02/01/12 @ 102	313,500
100,000	Ceridian Corp.	CCC	11.25%	11/15/2015	11/15/11 @ 106	104,125
						417,625

	Computers – 2.0%
250,000	SunGard Data Systems, Inc.	B-	10.25%	08/15/2015	08/15/11 @ 103	260,625

	Diversified Financial Services – 10.3%
200,000	Ford Motor Credit Co., LLC	BB-	7.00%	04/15/2015	N/A	218,666
100,000	Ford Motor Credit Co., LLC	BB-	12.00%	05/15/2015	N/A	127,909
200,000	Ford Motor Credit Co., LLC	BB-	5.63%	09/15/2015	N/A	210,939
100,000	International Lease Finance Corp.	BBB-	8.63%	09/15/2015	N/A	110,975
300,000	International Lease Finance Corp.(a)	BBB-	8.63%	09/15/2015	N/A	332,925
100,000	Nuveen Investments, Inc.	CCC	10.50%	11/15/2015	11/15/11 @ 105	106,500
200,000	Pinnacle Foods Finance, LLC / Pinnacle Foods Finance Corp.	CCC+	9.25%	04/01/2015	04/01/12 @ 102	210,500
						1,318,414

	Electric – 4.3%
500,000	AES Corp.	BB-	7.75%	10/15/2015	N/A	547,500

	Electronics – 0.8%
100,000	NXP BV / NXP Funding, LLC, Series EXCH (Netherlands)	CCC+	9.50%	10/15/2015	10/15/11 @ 105	107,250

	Health Care Products – 0.8%
100,000	Bausch & Lomb, Inc.	B	9.88%	11/01/2015	11/01/11 @ 105	107,500

	Health Care Services – 7.7%
700,000	Community Health Systems, Inc.	B	8.88%	07/15/2015	07/15/12 @ 102	724,500
100,000	HCA, Inc.	B-	6.38%	01/15/2015	N/A	103,500

See notes to financial statements.

82 | Annual Report | May 31, 2011

Portfolio of Investments continued

BSJF | Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Health Care Services (continued)
$53,000	Select Medical Corp.	CCC+	7.63%	02/01/2015	02/01/12 @ 101	$53,927
100,000	Tenet Healthcare Corp.	CCC+	9.25%	02/01/2015	N/A	110,500
						992,427

	Holding Companies-Diversified – 0.9%
100,000	Leucadia National Corp.	BB+	8.13%	09/15/2015	N/A	111,500

	Home Builders – 3.1%
200,000	KB Home	B+	6.25%	06/15/2015	N/A	195,500
200,000	Lennar Corp., Series B	B+	5.60%	05/31/2015	N/A	199,000
						394,500

	Insurance – 0.6%
80,000	HUB International Holdings, Inc.(a)	CCC+	10.25%	06/15/2015	06/15/12 @ 103	83,400

	Internet – 0.8%
100,000	GXS Worldwide, Inc.	B	9.75%	06/15/2015	06/15/12 @ 105	102,250

	Iron & Steel – 2.5%
200,000	Ryerson, Inc.	CCC+	12.00%	11/01/2015	11/01/11 @ 106	216,500
100,000	Steel Dynamics, Inc.	BB+	6.75%	04/01/2015	04/01/12 @ 102	103,500
						320,000

	Lodging – 4.1%
200,000	Marina District Finance Co., Inc.(a)	BB-	9.50%	10/15/2015	10/15/13 @ 105	210,250
200,000	MGM Resorts International	CCC+	6.63%	07/15/2015	N/A	196,750
100,000	Sheraton Holding Corp.	BB+	7.38%	11/15/2015	N/A	114,000
						521,000

	Media – 4.3%
100,000	CSC Holdings, LLC	BB	8.50%	06/15/2015	06/15/12 @ 104	109,000
200,000	DISH DBS Corp.	BB-	7.75%	05/31/2015	N/A	219,000
200,000	Sirius XM Radio, Inc.(a)	BB-	8.75%	04/01/2015	N/A	224,500
						552,500

	Office & Business Equipment – 1.7%
200,000	CDW, LLC / CDW Finance Corp.	CCC+	11.00%	10/12/2015	10/15/11 @ 106	216,000

	Oil & Gas – 8.6%
200,000	ATP Oil & Gas Corp.	CCC-	11.88%	05/01/2015	05/01/13 @ 112	209,000
400,000	Chesapeake Energy Corp.	BB+	9.50%	02/15/2015	N/A	474,000
100,000	Plains Exploration & Production Co.	BB-	7.75%	06/15/2015	06/15/12 @ 102	104,500
200,000	Quicksilver Resources, Inc.	B	8.25%	08/01/2015	08/01/12 @ 104	212,000
100,000	Tesoro Corp.	BB+	6.63%	11/01/2015	11/01/11 @ 102	103,500
						1,103,000

	Packaging & Containers – 2.5%
300,000	Berry Plastics Corp.	B	8.25%	11/15/2015	11/15/12 @ 104	323,250

	Retail – 7.0%
350,000	Dollar General Corp.	B+	10.63%	07/15/2015	07/15/12 @ 103	372,750
200,000	Landry’s Restaurants, Inc.	B	11.63%	12/01/2015	12/01/12 @ 106	218,000
200,000	Neiman Marcus Group, Inc.	B-	10.38%	10/15/2015	10/15/11 @ 103	211,500
100,000	Rite AID Corp.	CCC	8.63%	03/01/2015	03/01/12 @ 102	93,250
						895,500

See notes to financial statements.

Annual Report | May 31, 2011 | 83

Portfolio of Investments continued

BSJF | Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Software – 1.6%
$200,000	First Data Corp.	B-	9.88%	09/24/2015	09/30/11 @ 105	$207,500

	Telecommunications – 6.6%
100,000	Avaya, Inc.	CCC+	9.75%	11/01/2015	11/01/11 @ 105	104,375
200,000	Clearwire Communications, LLC/Clearwire Finance, Inc.(a)	CCC+	12.00%	12/01/2015	12/01/12 @ 106	219,750
200,000	Clearwire Communications, LLC/Clearwire Finance, Inc.(a)	CCC+	12.00%	12/01/2015	12/01/12 @ 106	219,250
300,000	Nextel Communications, Inc., Series D	BB-	7.38%	08/01/2015	08/01/11 @ 100	303,375
						846,750

	Transportation – 2.5%
300,000	Kansas City Southern Railway	BB	8.00%	06/01/2015	06/01/12 @ 104	327,750

	Total Corporate Bonds – 90.7%
	(Cost $11,584,619)					11,661,235

Number of Shares	Description	Value

	Exchange Traded Fund – 0.6%
1,960	SPDR Barclays Capital High Yield Bond ETF	80,125
	(Cost $79,694)

	Total Investments – 91.3%
	(Cost $11,664,313)	11,741,360
	Other Assets in excess of Liabilities – 8.7%	1,122,330
	Net Assets – 100.0%	$12,863,690

BV – Limited Liability Company

LLC – Limited Liability Company

N/A - Not Available

*	Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011 these securities amounted to $2,146,569, which represents 16.7% of net assets.

See notes to financial statements.

84 | Annual Report | May 31, 2011

Portfolio of Investments continued

GIY | Guggenheim Enhanced Core Bond ETF

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Long-Term Investments – 65.2%
	Corporate Bonds – 19.0%
	Aerospace & Defense – 0.4%
$20,000	United Technologies Corp.	A	4.88%	05/01/2015	N/A	$22,507

	Agriculture – 0.5%
10,000	Altria Group, Inc.	BBB	9.95%	11/10/2038	N/A	14,745
10,000	Philip Morris International, Inc.	A	6.38%	05/16/2038	N/A	11,734
						26,479

	Auto Manufacturers – 0.1%
4,000	Daimler Finance North America, LLC	BBB+	8.50%	01/18/2031	N/A	5,565

	Banks – 3.6%
24,000	Bank of America Corp., Series MTN	AAA	3.13%	06/15/2012	N/A	24,707
10,000	Bank of America Corp.	A	5.75%	12/01/2017	N/A	10,857
10,000	BB&T Corp.	A-	5.25%	11/01/2019	N/A	10,731
10,000	Capital One Financial Corp.	BBB-	6.15%	09/01/2016	N/A	11,192
10,000	Citigroup, Inc.	A-	6.63%	06/15/2032	N/A	10,733
15,000	Credit Suisse, Series MTN (Switzerland)	A+	5.00%	05/15/2013	N/A	16,099
25,000	Goldman Sachs Group, Inc.	A	4.75%	07/15/2013	N/A	26,594
19,000	JPMorgan Chase & Co.	A	5.15%	10/01/2015	N/A	20,768
6,000	JPMorgan Chase & Co.	A+	6.00%	01/15/2018	N/A	6,780
18,000	Morgan Stanley	A	5.30%	03/01/2013	N/A	19,192
10,000	Morgan Stanley	A-	4.75%	04/01/2014	N/A	10,550
20,000	Wachovia Corp.	A+	5.25%	08/01/2014	N/A	21,789
						189,992

	Beverages – 0.4%
5,000	Anheuser-Busch Cos., Inc.	A-	5.50%	01/15/2018	N/A	5,650
12,000	Bottling Group, LLC	A	5.50%	04/01/2016	N/A	13,789
						19,439

	Chemicals – 0.1%
5,000	ROHM & Haas Co.	BBB	5.60%	03/15/2013	N/A	5,373

	Computers – 0.4%
19,000	International Business Machines Corp.	A+	4.75%	11/29/2012	N/A	20,183

	Cosmetics & Personal Care – 0.1%
5,000	Procter & Gamble Co.	AA-	5.55%	03/05/2037	N/A	5,507

	Diversified Financial Services – 2.4%
10,000	American Express Co.	BBB+	5.50%	09/12/2016	N/A	11,235
20,000	Bear Stearns Cos., LLC	A+	5.70%	11/15/2014	N/A	22,270
30,000	General Electric Capital Corp., Series MTN	AA+	5.38%	10/20/2016	N/A	33,604
6,000	General Electric Capital Corp., Series MTNA	AA+	6.75%	03/15/2032	N/A	6,877
11,000	HSBC Finance Corp.(a)	BBB+	6.68%	01/15/2021	N/A	11,805
5,000	Jefferies Group, Inc.	BBB	6.25%	01/15/2036	N/A	4,880
30,000	Merrill Lynch & Co., Inc.	A	6.40%	08/28/2017	N/A	33,695
5,000	SLM Corp., Series MTNA	BBB-	5.00%	10/01/2013	N/A	5,213
						129,579

See notes to financial statements.

Annual Report | May 31, 2011 | 85

Portfolio of Investments continued

GIY | Guggenheim Enhanced Core Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Electric – 1.9%
$14,000	Commonwealth Edison Co., Series 104	A-	5.95%	08/15/2016	N/A	$16,074
14,000	Consolidated Edison Co. of New York, Inc., Series 06-C	A-	5.50%	09/15/2016	N/A	16,056
10,000	Duke Energy Ohio, Inc.	A-	5.70%	09/15/2012	N/A	10,632
10,000	FirstEnergy Corp., Series C	BB+	7.38%	11/15/2031	N/A	11,658
5,000	Florida Power & Light Co.	A	5.95%	02/01/2038	N/A	5,694
8,000	Iberdrola International BV (Netherlands)	A-	6.75%	07/15/2036	N/A	8,906
10,000	Indiana Michigan Power Co.	BBB	6.05%	03/15/2037	N/A	10,780
10,000	Pacific Gas & Electric Co.	BBB+	6.05%	03/01/2034	N/A	10,940
10,000	Virginia Electric and Power Co., Series A	A-	6.00%	05/15/2037	N/A	11,238
						101,978

	Food – 0.2%
10,000	Kroger Co.	BBB	6.40%	08/15/2017	N/A	11,852

	Health Care Services – 0.3%
5,000	CIGNA Corp.	BBB	7.88%	05/15/2027	N/A	6,025
8,000	Humana, Inc.	BBB	6.45%	06/01/2016	N/A	9,173
						15,198

	Insurance – 1.5%
10,000	Allstate Corp.	A-	5.55%	05/09/2035	N/A	10,075
12,000	American International Group, Inc., Series MTN	A-	5.85%	01/16/2018	N/A	12,811
4,000	Chubb Corp.	A+	6.00%	05/11/2037	N/A	4,365
10,000	Marsh & McLennan Cos., Inc.	BBB-	5.38%	07/15/2014	N/A	10,889
10,000	MetLife, Inc.	A-	5.70%	06/15/2035	N/A	10,406
10,000	Principal Financial Group, Inc.	BBB	6.05%	10/15/2036	N/A	10,711
10,000	Swiss RE Solutions Holding Corp.	A-	7.00%	02/15/2026	N/A	11,197
10,000	Travelers Cos., Inc., Series MTN	A-	6.25%	06/15/2037	N/A	11,128
						81,582

	Machinery-Construction & Mining – 0.2%
10,000	Caterpillar, Inc.	A	6.05%	08/15/2036	N/A	11,549

	Media – 1.6%
6,000	CBS Corp.	BBB-	7.88%	07/30/2030	N/A	7,290
14,000	Comcast Cable Communications Holdings, Inc.	BBB+	8.38%	03/15/2013	N/A	15,759
20,000	COX Communications, Inc.	BBB-	5.45%	12/15/2014	N/A	22,374
12,000	Thomson Reuters Corp. (Canada)	A-	5.70%	10/01/2014	N/A	13,571
12,000	Time Warner Cable, Inc.	BBB	5.85%	05/01/2017	N/A	13,444
10,000	Time Warner, Inc.	BBB	7.63%	04/15/2031	N/A	12,093
						84,531

	Mining – 0.1%
5,000	Alcoa, Inc.(b)	BBB-	6.00%	07/15/2013	N/A	5,467

	Oil & Gas – 0.9%
10,000	Anadarko Petroleum Corp.	BBB-	5.95%	09/15/2016	N/A	11,311
4,000	Apache Corp.	A-	6.00%	01/15/2037	N/A	4,471
20,000	ConocoPhillips Holding Co.	A	6.95%	04/15/2029	N/A	24,693
6,000	Valero Energy Corp.	BBB	6.63%	06/15/2037	N/A	6,437
						46,912

See notes to financial statements.

86 | Annual Report | May 31, 2011

Portfolio of Investments continued

GIY | Guggenheim Enhanced Core Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	Pharmaceuticals – 0.3%
$9,000	Merck & Co., Inc.	AA	4.75%	03/01/2015	N/A	$10,062
4,000	Merck & Co., Inc.	AA	6.00%	09/15/2017	N/A	4,752
						14,814

	Pipelines – 0.7%
4,000	Energy Transfer Partners, LP	BBB-	6.63%	10/15/2036	N/A	4,354
10,000	Enterprise Products Operating, LLC, Series G	BBB-	5.60%	10/15/2014	N/A	11,168
10,000	Spectra Energy Capital, LLC	BBB	8.00%	10/01/2019	N/A	12,501
6,000	Williams Cos., Inc.	BB+	8.75%	03/15/2032	N/A	8,302
						36,325

	Real Estate Investment Trusts – 0.2%
10,000	Simon Property Group, LP	A-	5.25%	12/01/2016	09/02/16 @ 100	11,112

	Retail – 1.2%
10,000	Home Depot, Inc.	BBB+	5.40%	03/01/2016	N/A	11,282
4,000	McDonald’s Corp.	A	6.30%	10/15/2037	N/A	4,800
20,000	Target Corp.	A+	6.35%	11/01/2032	N/A	23,293
20,000	Wal-Mart Stores, Inc.	AA	6.50%	08/15/2037	N/A	23,361
						62,736

	Software – 0.2%
12,000	Oracle Corp.	A	5.25%	01/15/2016	N/A	13,612

	Telecommunications – 1.3%
10,000	AT&T, Inc.	A-	5.63%	06/15/2016	N/A	11,361
4,000	Cisco Systems, Inc.	A+	5.50%	02/22/2016	N/A	4,584
10,000	Embarq Corp.	BB	7.08%	06/01/2016	N/A	11,352
26,000	Verizon Global Funding Corp.	A-	7.38%	09/01/2012	N/A	28,119
10,000	Verizon Global Funding Corp.	A-	7.75%	12/01/2030	N/A	12,711
						68,127

	Transportation – 0.4%
5,000	Burlington Northern Santa Fe, LLC	BBB+	4.30%	07/01/2013	N/A	5,326
8,000	CSX Corp.	BBB	6.15%	05/01/2037	N/A	8,790
5,000	Union Pacific Corp.	BBB+	5.65%	05/01/2017	N/A	5,740
						19,856

	Total Corporate Bonds – 19.0%
	(Cost $943,561)					1,010,275

	US Government Agency Securities – 6.6%
30,000	Fannie Mae	AAA	6.13%	03/15/2012	N/A	31,386
29,000	Fannie Mae	AAA	4.88%	12/15/2016	N/A	33,165
15,000	Fannie Mae	AAA	5.38%	06/12/2017	N/A	17,569
24,000	Federal Farm Credit Bank	AAA	3.88%	10/07/2013	N/A	25,792
25,000	Federal Home Loan Banks	AAA	5.00%	03/09/2012	N/A	25,922
20,000	Federal Home Loan Banks, Series 312	AAA	5.75%	05/15/2012	N/A	21,053
5,000	Federal Home Loan Banks	AAA	3.13%	12/13/2013	N/A	5,296
20,000	Federal Home Loan Banks	AAA	5.00%	11/17/2017	N/A	23,111
32,000	Freddie Mac	AAA	5.13%	07/15/2012	N/A	33,777

See notes to financial statements.

Annual Report | May 31, 2011 | 87

Portfolio of Investments continued

GIY | Guggenheim Enhanced Core Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	US Government Agency Securities (continued)
$24,000	Freddie Mac	AAA	4.50%	01/15/2013	N/A	$25,597
6,000	Freddie Mac	AAA	4.50%	01/15/2014	N/A	6,572
20,000	Freddie Mac	AAA	5.00%	07/15/2014	N/A	22,433
20,000	Freddie Mac	AAA	4.75%	11/17/2015	N/A	22,695
44,000	Tennessee Valley Authority, Series E	AAA	6.75%	11/01/2025	N/A	56,900
	(Cost $341,079)					351,268

	US Treasury Securities – 39.6%
35,700	U.S. Treasury Note/Bond	NR	1.38%	05/15/2012	N/A	36,099
14,000	U.S. Treasury Note/Bond	NR	1.88%	06/15/2012	N/A	14,241
95,000	U.S. Treasury Note/Bond	NR	0.63%	06/30/2012	N/A	95,408
19,800	U.S. Treasury Note/Bond	NR	1.50%	07/15/2012	N/A	20,085
17,800	U.S. Treasury Note/Bond	NR	1.75%	08/15/2012	N/A	18,124
80,000	U.S. Treasury Note/Bond	NR	0.38%	09/30/2012	N/A	80,122
29,700	U.S. Treasury Note/Bond	NR	4.25%	09/30/2012	N/A	31,279
29,700	U.S. Treasury Note/Bond	NR	4.00%	11/15/2012	N/A	31,306
15,900	U.S. Treasury Note/Bond	NR	3.88%	02/15/2013	N/A	16,851
80,000	U.S. Treasury Note/Bond	NR	1.38%	03/15/2013	N/A	81,394
49,500	U.S. Treasury Note/Bond	NR	3.63%	05/15/2013	N/A	52,592
100,000	U.S. Treasury Note/Bond	NR	0.75%	08/15/2013	N/A	100,531
51,500	U.S. Treasury Note/Bond	NR	4.25%	11/15/2013	N/A	56,111
71,300	U.S. Treasury Note/Bond	NR	4.00%	02/15/2014	N/A	77,683
86,200	U.S. Treasury Note/Bond	NR	2.63%	07/31/2014	N/A	90,975
49,500	U.S. Treasury Note/Bond	NR	4.25%	08/15/2014	N/A	54,798
100,000	U.S. Treasury Note/Bond	NR	2.25%	01/31/2015	N/A	104,227
26,500	U.S. Treasury Note/Bond	NR	2.50%	03/31/2015	N/A	27,852
35,000	U.S. Treasury Note/Bond	NR	1.88%	06/30/2015	N/A	35,858
50,000	U.S. Treasury Note/Bond	NR	1.25%	09/30/2015	N/A	49,726
81,200	U.S. Treasury Note/Bond	NR	5.13%	05/15/2016	N/A	94,795
61,400	U.S. Treasury Note/Bond	NR	4.63%	11/15/2016	N/A	70,389
40,000	U.S. Treasury Note/Bond	NR	2.75%	11/30/2016	N/A	41,862
39,600	U.S. Treasury Note/Bond	NR	3.13%	04/30/2017	N/A	42,066
61,400	U.S. Treasury Note/Bond	NR	4.75%	08/15/2017	N/A	70,965
9,900	U.S. Treasury Note/Bond	NR	4.25%	11/15/2017	N/A	11,150
35,700	U.S. Treasury Note/Bond	NR	9.13%	05/15/2018	N/A	51,578
75,000	U.S. Treasury Note/Bond	NR	3.75%	11/15/2018	N/A	81,662
47,600	U.S. Treasury Note/Bond	NR	2.75%	02/15/2019	N/A	48,310
35,700	U.S. Treasury Note/Bond	NR	3.13%	05/15/2019	N/A	37,053
27,700	U.S. Treasury Note/Bond	NR	3.63%	08/15/2019	N/A	29,697
28,600	U.S. Treasury Note/Bond	NR	3.38%	11/15/2019	N/A	30,008
49,300	U.S. Treasury Note/Bond	NR	3.63%	02/15/2020	N/A	52,512
11,600	U.S. Treasury Note/Bond	NR	8.75%	08/15/2020	N/A	17,172
50,000	U.S. Treasury Note/Bond	NR	2.63%	11/15/2020	N/A	48,496
6,000	U.S. Treasury Note/Bond	NR	7.88%	02/15/2021	N/A	8,509

See notes to financial statements.

88 | Annual Report | May 31, 2011

Portfolio of Investments continued

GIY | Guggenheim Enhanced Core Bond ETF (continued)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value

	US Treasury Securities (continued)
$19,800	U.S. Treasury Note/Bond	NR	8.13%	08/15/2021	N/A	$28,682
33,700	U.S. Treasury Note/Bond	NR	6.25%	08/15/2023	N/A	43,383
7,700	U.S. Treasury Note/Bond	NR	6.63%	02/15/2027	N/A	10,383
5,600	U.S. Treasury Note/Bond	NR	6.38%	08/15/2027	N/A	7,395
11,900	U.S. Treasury Note/Bond	NR	6.13%	08/15/2029	N/A	15,448
18,000	U.S. Treasury Note/Bond	NR	6.25%	05/15/2030	N/A	23,743
9,500	U.S. Treasury Note/Bond	NR	5.38%	02/15/2031	N/A	11,390
33,700	U.S. Treasury Note/Bond	NR	4.50%	05/15/2038	N/A	35,517
34,200	U.S. Treasury Note/Bond	NR	4.38%	11/15/2039	N/A	35,162
35,000	U.S. Treasury Note/Bond	NR	4.38%	05/15/2040	N/A	35,941
40,000	U.S. Treasury Note/Bond	NR	4.25%	11/15/2040	N/A	40,181
	(Cost $2,037,740)					2,098,711

	Total Long-Term Investments – 65.2%
	(Cost $3,322,380)					3,460,254

Number of Shares	Description	Value

	Investments of Collateral for Securities Loaned – 0.1%
5,700	BNY Mellon Securities Lending Overnight Fund, 0.157%(c) (d)
	(Cost $5,700)	5,700

	Total Investments – 65.3%
	(Cost $3,328,080)	3,465,954
	Other Assets in excess of Liabilities – 34.7%	1,838,152
	Net Assets – 100.0%	$5,304,106

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership N/A- Not Available

*	Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. Although not rated, U.S. Treasury Securities have an implied rating of AAA/Aaa. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011 these securities amounted to $11,805, which represents 0.2% of net assets.

(b)	Security, or portion thereof, was on loan at May 31, 2011.

(c)	At May 31, 2011, the total market value of the Fund’s securities on loan was $5,467 and the total market value of the collateral held by the Fund was $5,700.

(d)	Interest rate shown reflects yield as of May 31, 2011.

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

See notes to financial statements.

Annual Report | May 31, 2011 | 89

Portfolio of Investments continued

GSY | Guggenheim Enhanced Ultra-Short Bond ETF

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Value

	Short-Term Investments – 23.2%
	Commercial Paper – 1.5%
$300,000	Citigroup Funding, Inc.
	(Cost $299,996)	A-1+	0.22%	06/03/2011	$299,997

	Corporate Bonds – 1.5%
	Banks – 0.9%
75,000	JPMorgan Chase & Co.	NR	5.60%	06/01/2011	75,000
100,000	Wells Fargo & Co.	A1	5.30%	08/26/2011	101,160
					176,160

	Diversified Financial Services – 0.1%
24,000	Credit Suisse USA, Inc.	Aa1	6.50%	01/15/2012	24,903

	Oil & Gas – 0.5%
100,000	Devon Financing Corp. ULC (Canada)	Baa1	6.88%	09/30/2011	102,108

	Total Corporate Bonds – 1.5%
	(Cost $303,121)				303,171

	U.S. Government and Agency Securities – 20.2%
1,240,000	Fannie Mae Discount Notes	NR	0.02%	06/01/2011	1,240,000
150,000	Fannie Mae Discount Notes	NR	0.06%	06/29/2011	149,999
1,240,000	Federal Home Loan Banks
	Discount Notes	NR	0.02%	06/01/2011	1,240,000
150,000	Federal Home Loan Banks
	Discount Notes	NR	0.03%	06/03/2011	150,000
300,000	Freddie Mac Discount Notes	NR	0.02%	06/02/2011	300,000
140,000	Freddie Mac Discount Notes	NR	0.11%	06/13/2011	139,999
496,000	United States Treasury Bill	NR	0.07%	06/02/2011	495,999
150,000	United States Treasury Bill	NR	0.13%	06/02/2011	150,000
150,000	United States Treasury Note	NR	1.00%	07/31/2011	150,252
	(Cost $4,016,212)				4,016,249

	Total Short-Term Investments – 23.2%
	(Cost $4,619,329)				4,619,417

	Total Investments – 23.2%
	(Cost $4,619,329)				4,619,417
	Other Assets in excess of Liabilities- 76.8%				15,313,814
	Net Assets – 100.0%				$19,933,231

ULC – Unlimited Liability Company

*	Ratings shown are per Standard & Poor’s, Moody’s or Fitch. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. Although not rated, U.S. Treasury Securities have an implied rating of AAA/Aaa. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United State Treasury.

See notes to financial statements.

90 | Annual Report | May 31, 2011

Portfolio of Investments continued

LVL | Guggenheim S&P Global Dividend Opportunities Index ETF

Number of Shares	Description	Value

	Long-Term Investments – 99.8%
	Common Stocks – 99.3%
	Australia – 11.1%
7,692	ASX Ltd.	$265,066
5,863	Commonwealth Bank of Australia	316,239
82,715	Metcash Ltd.	345,497
17,733	QBE Insurance Group Ltd.	334,071
842,064	Spark Infrastructure Group(a)	1,108,118
387,377	Telstra Corp. Ltd.	1,246,565
249,744	Ten Network Holdings Ltd.	324,660
13,978	Westpac Banking Corp.	329,610
		4,269,826

	Austria – 1.0%
8,135	Verbund AG	364,997

	Bermuda – 3.6%
56,011	Catlin Group Ltd.	384,991
9,966	Seadrill Ltd.	358,897
15,552	Ship Finance International Ltd.(b)	300,620
29,600	VTech Holdings Ltd.	353,947
		1,398,455

	Canada – 4.7%
12,237	Calloway Real Estate Investment Trust, REIT	324,223
72,131	Just Energy Group, Inc.	1,110,051
14,229	Pembina Pipeline Corp.(b)	359,966
		1,794,240

	China – 1.4%
16,100	Hang Seng Bank Ltd.	258,140
771,000	PCCW Ltd.	297,398
		555,538

	Czech Republic – 2.8%
4,508	CEZ AS	248,202
617	Komercni Banka AS	146,967
28,231	Telefonica Czech Republic AS	680,544
		1,075,713

	Finland – 1.9%
9,779	Fortum OYJ	326,855
15,555	Orion OYJ, Class B	403,408
		730,263

	France – 3.9%
7,615	Bouygues SA	351,409
50,676	France Telecom SA	1,158,344
		1,509,753

	Germany – 2.2%
9,946	E.ON AG	282,178
5,445	Hannover Rueckversicherung AG	288,961
4,643	RWE AG	270,529
		841,668

	Hungary – 3.2%
416,667	Magyar Telekom Telecommunications PLC	1,226,530

	Indonesia – 2.4%
5,813,000	Matahari Putra Prima TBK PT	912,591

	Israel – 5.9%
370,291	Bezeq The Israeli Telecommunication Corp. Ltd.	941,967
33,159	Cellcom Israel Ltd.(b)	1,006,044
18,074	Partner Communications Co. Ltd.	309,414
		2,257,425

	Italy – 4.5%
14,823	Atlantia SpA	350,116
61,466	ENEL SpA	421,847
29,494	Lottomatica SpA(c)	596,152
62,479	Snam Rete Gas SpA(b)	368,081
		1,736,196

	Japan – 0.7%
41	Nomura Real Estate Office Fund, Inc., REIT	286,152

	Luxembourg – 1.0%
13,927	SES SA	374,301

	Mexico – 1.1%
5,565	Industrias Penoles SAB de CV	216,625
35,200	Kimberly-Clark de Mexico SAB de CV, Class A	206,593
		423,218

	Netherlands – 0.9%
24,259	Koninklijke KPN NV	355,897

	Philippines – 1.4%
15,140	Globe Telecom, Inc.	311,479
4,020	Philippine Long Distance Telephone Co.	216,333
		527,812

	Portugal – 0.9%
87,684	EDP – Energias de Portugal SA(b)	325,851

	South Africa – 1.0%
29,030	African Bank Investments Ltd.	151,368
3,254	Kumba Iron Ore Ltd.	221,075
		372,443

See notes to financial statements.

Annual Report | May 31, 2011 | 91

Portfolio of Investments continued

LVL | Guggenheim S&P Global Dividend Opportunities Index ETF (continued)

Number of Shares	Description	Value

	Spain – 8.9%
17,160	Abertis Infraestructuras SA	$395,447
29,694	Banco Santander SA	352,774
50,688	Bankinter SA(b)	346,346
13,916	Bolsas y Mercados Espanoles SA(b)	431,522
14,798	Enagas SA	348,462
39,010	Iberdrola SA	344,897
18,995	Indra Sistemas SA(b)	397,183
108,123	Mapfre SA	414,707
16,061	Telefonica SA	389,632
		3,420,970

	Sweden – 0.8%
16,248	Skanska AB	300,651

	Switzerland – 0.9%
9,622	Garmin Ltd.(b)	327,918

	Taiwan – 0.6%
7,002	Chunghwa Telecom Co. Ltd., ADR(c)	228,965

	Thailand – 1.6%
84,600	Advanced INFO Service PCL	270,832
48,600	Electricity Generating PCL	152,777
141,900	Ratchaburi Electricity Generating Holding PCL	206,059
		629,668

	United Kingdom – 9.0%
49,328	Amlin PLC	345,064
7,044	AstraZeneca PLC	368,402
54,044	Firstgroup PLC	300,930
17,259	GlaxoSmithKline PLC	374,978
50,416	Halfords Group PLC	332,510
102,304	Home Retail Group PLC	362,033
16,394	Scottish & Southern Energy PLC	371,835
12,932	Severn Trent PLC	322,261
34,025	United Utilities Group PLC	348,341
121,978	Vodafone Group PLC	339,200
		3,465,554

	United States – 21.9%
6,800	AGL Resources, Inc.	279,548
9,131	Ameren Corp.	271,282
7,049	American Electric Power Co., Inc.	269,272
64,588	Ares Capital Corp.	1,086,370
10,814	AT&T, Inc.	341,290
11,344	Avista Corp.	282,806
11,333	Bristol-Myers Squibb Co.	325,937
5,048	Consolidated Edison, Inc.	267,847
4,519	Diamond Offshore Drilling, Inc.(b)	332,915
9,549	DPL, Inc.	288,093
5,316	DTE Energy Co.	274,412
6,041	EastGroup Properties, Inc., REIT	283,383
8,710	ELI Lilly & Co.	335,161
6,015	Exelon Corp.	251,728
22,959	H&R Block, Inc.	371,936
8,019	Highwoods Properties, Inc., REIT	289,325
18,783	Hudson City Bancorp, Inc.	171,489
5,979	Mercury General Corp.	249,145
3,724	MID-America Apartment Communities, Inc., REIT	255,280
6,904	Nationwide Health Properties, Inc., REIT	302,395
14,053	New York Community Bancorp, Inc.	227,658
12,162	OMEGA Healthcare Investors, Inc., REIT	258,929
11,397	Portland General Electric Co.	295,980
23,427	Regal Entertainment Group, Class A	317,436
5,908	SCANA Corp.	240,278
9,758	Vectren Corp.	275,371
4,467	Ventas, Inc., REIT	251,939
		8,397,205

	Total Common Stocks – 99.3%
	(Cost $36,807,979)	38,109,800

	Master Limited Partnership – 0.5%
	South Africa – 0.5%
73,145	Growthpoint Properties Ltd.
	(Cost $181,984)	193,909

	Total Long-Term Investments – 99.8%
	(Cost $36,989,963)	38,303,709

	Investments of Collateral for Securities Loaned – 7.5%
2,885,161	BNY Mellon Securities Lending Overnight Fund, 0.157%(d) (e)	$2,885,161
	(Cost $2,885,161)

	Total Investments – 107.3%
	(Cost $39,875,124)	41,188,870
	Liabilities in excess of Other Assets – (7.3%)	(2,797,445)
	Net Assets – 100.0%	$38,391,425

AB – Stock Company

ADR – American Depositary Receipt

AG – Stock Corporation

AS – Joint Stock Company

NV – Publicly Traded Company

OYJ – Public Traded Company

PCL – Public Company Limited

PLC – Public Limited Company

PT – Limited Liability Company

REIT – Real Estate Investment Trust

SA – Corporation

See notes to financial statements.

92 | Annual Report | May 31, 2011

Portfolio of Investments continued

LVL | Guggenheim S&P Global Dividend Opportunities Index ETF (continued)

SAB de CV – Publicly Traded Company

SpA – Limited Share Company

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011 these securities amounted to $1,108,118, which represents 2.9% of net assets.

(b)	Security, or portion thereof, was on loan at May 31, 2011.

(c)	Non-income producing security.

(d)	At May 31, 2011, the total market value of the Fund’s securities on loan was $2,773,190 and the total market value of the collateral held by the Fund was $2,895,525, consisting of cash collateral of $2,885,161 and U.S.
Government and Agency securities valued at $10,364.

(e)	Interest rate shown reflects yield as of May 31, 2011.

See notes to financial statements.

Annual Report | May 31, 2011 | 93

Statement of Assets and Liabilities | May 31, 2011

	Guggenheim BulletShares 2011 Corporate Bond ETF (BSCB	)	Guggenheim BulletShares 2012 Corporate Bond ETF (BSCC	)	Guggenheim BulletShares 2013 Corporate Bond ETF (BSCD	)	Guggenheim BulletShares 2014 Corporate Bond ETF (BSCE	)	Guggenheim BulletShares 2015 Corporate Bond ETF (BSCF	)	Guggenheim BulletShares 2016 Corporate Bond ETF (BSCG	)

Assets
Investments in securities, at value (including securities on loan)	$30,200,030		$69,791,748		$71,205,504		$56,241,824		$34,538,678		$28,486,271
Cash	4,081,895		210,775		441,121		442,525		100,240		121,752
Foreign currency, at value	—		—		—		—		—		—
Receivables:
Fund shares sold	—		—		106,465		—		3,189,513		—
Dividends	—		—		—		—		—		—
Tax reclaims	—		—		—		—		—		—
Interest	409,744		891,970		737,358		603,263		314,046		357,361
Securities lending income	63		—		38		—		33		30
Investments sold	—		—		—		—		—		—
Due from Adviser	—		—		—		—		—		—
Other assets	—		—		—		—		—		—
Total assets	34,691,732		70,894,493		72,490,486		57,287,612		38,142,510		28,965,414

Liabilities
Investments purchased payable	—		—		425,665		271,055		3,099,272		—
Collateral for securities on loan	461,492		—		111,000		—		—		103,000
Accrued advisory fees	6,974		13,665		14,063		10,703		6,477		5,639
Accrued expenses	—		—		—		—		—		—
Total liabilities	468,466		13,665		550,728		281,758		3,105,749		108,639
Net Assets	$34,223,266		$70,880,828		$71,939,758		$57,005,854		$35,036,761		$28,856,775

Composition of Net Assets
Paid-in capital	$34,199,655		$70,520,615		$71,312,220		$56,030,362		$34,182,443		$28,135,685
Accumulated undistributed net investment income (loss)	7,605		59,548		84,676		99,168		78,306		80,983
Accumulated net realized gain (loss) on investments and currency transactions	6,335		—		2,884		21,411		19,534		15,149
Net unrealized appreciation (depreciation) on investments and currency translation	9,671		300,665		539,978		854,913		756,478		624,958
Net Assets	$34,223,266		$70,880,828		$71,939,758		$57,005,854		$35,036,761		$28,856,775
Shares outstanding ($0.01 par value with unlimited amount authorized)	1,700,000		3,450,000		3,450,000		2,700,000		1,650,000		1,350,000
Net Asset Value Per Share	$20.13		$20.55		$20.85		$21.11		$21.23		$21.38
Investments in securities, at cost	$30,190,359		$69,491,083		$70,665,526		$55,386,911		$33,782,200		$27,861,313
Foreign currency, at cost	$—		$—		$—		$—		$—		$—
Securities on loan, at value	$449,327		$—		$108,207		$—		$—		$100,751

See notes to financial statements.

94 | Annual Report | May 31, 2011

Statement of Assets and Liabilities continued

Guggenheim BulletShares 2017 Corporate Bond ETF (BSCH	)	Guggenheim BulletShares 2012 High Yield Corporate Bond ETF (BSJC	)	Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (BSJD	)	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (BSJE	)	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (BSJF	)	Guggenheim Enhanced Core Bond ETF (GIY	)	Guggenheim Enhanced Ultra-Short Bond ETF (GSY	)	Guggenheim S&P Global Dividend Opportunities Index ETF (LVL	)

$28,845,141		$27,485,788		$27,743,491		$17,959,107		$11,741,360		$3,465,954		$4,619,417		$41,188,870
94,103		80,628		368,628		64,848		160,937		1,802,875		358,456		6,139
—		—		—		—		—		—		—		5,678

—		—		—		—		2,577,252		—		14,949,924		999,877
—		—		—		—		—		—		—		74,163
—		—		—		—		—		—		—		12,490
378,354		457,046		631,180		343,116		198,581		23,964		5,706		—
48		—		—		—		—		—		—		10,402
—		—		102,000		—		48,312		1,770,622		—		—
—		—		—		—		—		60,026		54,992		64,011
—		—		—		—		—		1,368		1,365		7,015
29,317,646		28,023,462		28,845,299		18,367,071		14,726,442		7,124,809		19,989,860		42,368,645

—		—		559,750		358,050		1,859,090		1,753,196		—		999,877
166,440		—		—		—		—		5,700		—		2,885,161
5,895		9,432		9,303		6,054		3,662		—		—		—
—		—		—		—		—		61,807		56,629		92,182
172,335		9,432		569,053		364,104		1,862,752		1,820,703		56,629		3,977,220
$29,145,311		$28,014,030		$28,276,246		$18,002,967		$12,863,690		$5,304,106		$19,933,231		$38,391,425

$28,288,263		$27,846,374		$27,960,475		$17,784,072		$12,722,428		$5,056,891		$19,930,175		$42,595,187

94,797		78,599		97,126		71,902		52,069		—		2,012		274,766

2,152		(6,510)		7,679		8,361		12,146		109,341		956		(5,793,690)

760,099		95,567		210,966		138,632		77,047		137,874		88		1,315,162
$29,145,311		$28,014,030		$28,276,246		$18,002,967		$12,863,690		$5,304,106		$19,933,231		$38,391,425

1,350,000		1,100,000		1,100,000		700,000		500,000		100,000		400,000		2,400,000
$21.59		$25.47		$25.71		$25.72		$25.73		$53.04		$49.83		$16.00
$28,085,042		$27,390,221		$27,532,525		$17,820,475		$11,664,313		$3,328,080		$4,619,329		$39,875,124
$–		$—		$—		$—		$—		$—		$—		$5,678
$159,587		$—		$—		$—		$—		$5,467		$—		$2,773,190

See notes to financial statements.

Annual Report | May 31, 2011 | 95

Statement of Operations | For the year ended May 31, 2011

	Guggenheim BulletShares 2011 Corporate Bond ETF (BSCB	)1	Guggenheim BulletShares 2012 Corporate Bond ETF (BSCC	)1	Guggenheim BulletShares 2013 Corporate Bond ETF (BSCD	)1	Guggenheim BulletShares 2014 Corporate Bond ETF (BSCE	)1	Guggenheim BulletShares 2015 Corporate Bond ETF (BSCF	)1	Guggenheim BulletShares 2016 Corporate Bond ETF (BSCG	)1

Investment Income
Dividend income	$—		$—		$—		$—		$—		$—
Less return of capital distributions received	—		—		—		—		—		—
Foreign taxes withheld	—		—		—		—		—		—
Net dividend income	—		—		—		—		—		—
Interest	143,678		388,424		458,706		491,013		458,718		444,781
Net securities lending income	541		—		354		—		240		45
Total investment income	144,219		388,424		459,060		491,013		458,958		444,826

Expenses
Advisory fee <Note 3>	46,514		66,826		64,034		47,445		36,552		30,693
Administration fee	—		—		—		—		—		—
Custodian fee	—		—		—		—		—		—
Licensing	—		—		—		—		—		—
Listing fee and expenses	—		—		—		—		—		—
Printing expenses	—		—		—		—		—		—
Professional fees	—		—		—		—		—		—
Registration & filings	—		—		—		—		—		—
Trustees’ fees and expenses	—		—		—		—		—		—
Miscellaneous	—		—		—		—		—		—
Total expenses	46,514		66,826		64,034		47,445		36,552		30,693
Advisory fees waived	—		—		—		—		—		—
Other expenses waived or reimbursed	—		—		—		—		—		—
Net Expenses	46,514		66,826		64,034		47,445		36,552		30,693
Net Investment Income (Loss)	97,705		321,598		395,026		443,568		422,406		414,133

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on Investments	7,435		2,250		5,284		22,311		19,534		15,149
In-kind transactions	—		—		—		—		—		—
Foreign currency transactions	—		—		—		—		—		—
Net realized gain (loss)	7,435		2,250		5,284		22,311		19,534		15,149
Net change in unrealized appreciation (depreciation) on Investments	9,671		300,665		539,978		854,913		756,478		624,958
Foreign currency translation	—		—		—		—		—		—
Net unrealized appreciation (depreciation) on investments	9,671		300,665		539,978		854,913		756,478		624,958
Net realized and unrealized gain (loss)on investments	17,106		302,915		545,262		877,224		776,012		640,107
Net Increase (Decrease) in Net Assets Resulting from Operations	$114,811		$624,513		$940,288		$1,320,792		$1,198,418		$1,054,240

1	Commencement of investment operations - June 7, 2010

2	Commencement of investment operations - January 25, 2011

See notes to financial statements.

96 | Annual Report | May 31, 2011

Statement of Operations continued

Guggenheim BulletShares 2017 Corporate Bond ETF (BSCH	)1	Guggenheim BulletShares 2012 High Yield Corporate Bond ETF (BSJC	)2	Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (BSJD	)2	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (BSJE	)2	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (BSJF	)2	Guggenheim Enhanced Core Bond ETF (GIY )	Guggenheim Enhanced Ultra-Short Bond ETF (GSY )	Guggenheim S&P Global Dividend Opportunities Index ETF (LVL )

$–			$230	$1,494		$767		$—		$—	$—	$1,690,893

—			—	—		—		—		—	—	(19,716)
—			—	—		—		—		—	—	(155,418)
—			230	1,494		767		—		—	—	1,515,759
657,266			195,954	238,702		176,787		150,649		173,983	21,801	—
132			—	—		—		—		19	2	50,401
657,398			196,184	240,196		177,554		150,649		174,002	21,803	1,566,160

40,901			22,885	22,070		13,952		10,880		17,893	14,632	115,297
—			—	—		—		—		2,460	2,011	6,341
—			—	—		—		—		83,327	51,672	103,059
—			—	—		—		—		4,570	3,739	22,483
—			—	—		—		—		5,000	5,000	5,000
—			—	—		—		—		13,715	12,852	25,290
—			—	—		—		—		40,852	51,648	33,290
—			—	—		—		—		6	171	2,367
—			—	—		—		—		2,482	2,442	2,850
—			—	—		—		—		10,226	7,815	15,354
40,901			22,885	22,070		13,952		10,880		180,531	151,982	331,331
—			—	—		—		—		(17,893)	(14,632)	(115,297)
—			—	—		—		—		(134,009)	(118,059)	(66,148)
40,901			22,885	22,070		13,952		10,880		28,629	19,291	149,886
616,497			173,299	218,126		163,602		139,769		145,373	2,512	1,416,274

2,152			(6,510)	7,679		8,361		12,146		169,154	2,306	(1,093,119)
162,362			—	—		—		—		—	—	2,250,639
—			—	—		—		—		—	—	(54,292)
164,514			(6,510)	7,679		8,361		12,146		169,154	2,306	1,103,228

760,099			95,567	210,966		138,632		77,047		8,548	4,277	2,468,450
—			—	—		—		—		—	—	2,443

760,099			95,567	210,966		138,632		77,047		8,548	4,277	2,470,893

924,613			89,057	218,645		146,993		89,193		177,702	6,583	3,574,121

$1,541,110			$262,356	$436,771		$310,595		$228,962		$323,075	$9,095	$4,990,395

See notes to financial statements.

Annual Report l May 31, 2011 | 97

Statement of Changes in Net Assets |

	Guggenheim BulletShares 2011 Corporate Bond ETF (BSCB)	Guggenheim BulletShares 2012 Corporate Bond ETF (BSCC)	Guggenheim BulletShares 2013 Corporate Bond ETF (BSCD)	Guggenheim BulletShares 2014 Corporate Bond ETF (BSCE)
	For the Period Ended May 31, 20111	For the Period Ended May 31, 20111	For the Period Ended May 31, 20111	For the Period Ended May 31, 20111

Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$97,705	$321,598	$395,026	$443,568
Net realized gain (loss)	7,435	2,250	5,284	22,311
Net unrealized appreciation (depreciation)	9,671	300,665	539,978	854,913
Net increase (decrease) in net assets resulting from operations	114,811	624,513	940,288	1,320,792

Distribution to Shareholders
From and in excess of net investment income	(90,100)	(261,600)	(310,350)	(344,400)
Capital gains	(1,100)	(2,700)	(2,400)	(900)
Return of capital	—	—	—	—
Total distributions	(91,200)	(264,300)	(312,750)	(345,300)

Capital Share Transactions
Proceeds from sale of shares	34,199,655	70,520,615	71,312,220	56,030,362
Cost of shares redeemed	—	—	—	—
Net increase (decrease) from capital share transactions	34,199,655	70,520,615	71,312,220	56,030,362
Total increase (decrease) in net assets	34,223,266	70,880,828	71,939,758	57,005,854

Net Assets
Beginning of period	—	—	—	—
End of period	$34,223,266	$70,880,828	$71,939,758	$57,005,854
Accumulated undistributed net investment income (loss)at end of period	$7,605	$59,548	$84,676	$99,168

Changes in Shares Outstanding
Shares sold	1,700,000	3,450,000	3,450,000	2,700,000
Shares redeemed	—	—	—	—
Shares outstanding, beginning of period	—	—	—	—
Shares outstanding, end of period	1,700,000	3,450,000	3,450,000	2,700,000

1	Commencement of investment operations - June 7, 2010

2	Commencement of investment operations - January 25, 2011

See notes to financial statements.

98 | Annual Report | May 31, 2011

Statement of Changes in Net Assets continued

Guggenheim BulletShares 2015 Corporate Bond ETF (BSCF)	Guggenheim BulletShares 2016 Corporate Bond ETF (BSCG)	Guggenheim BulletShares 2017 Corporate Bond ETF (BSCH)	Guggenheim BulletShares 2012 High Yield Corporate Bond ETF (BSJC)	Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (BSJD)	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (BSJE)
For the Period Ended May 31, 20111	For the Period Ended May 31, 20111	For the Period Ended May 31, 20111	For the Period Ended May 31, 20112	For the Period Ended May 31, 20112	For the Period Ended May 31, 20112

$422,406	$414,133	$616,497	$173,299	$218,126	$163,602
19,534	15,149	164,514	(6,510)	7,679	8,361
756,478	624,958	760,099	95,567	210,966	138,632

1,198,418	1,054,240	1,541,110	262,356	436,771	310,595

(344,100)	(333,150)	(521,700)	(94,700)	(121,000)	(91,700)
—	—	—	—	—	—
—	—	—	—	—	—
(344,100)	(333,150)	(521,700)	(94,700)	(121,000)	(91,700)

34,182,443	28,135,685	37,578,872	27,846,374	27,960,475	17,784,072
—	—	(9,452,971)	—	—	—
34,182,443	28,135,685	28,125,901	27,846,374	27,960,475	17,784,072
35,036,761	28,856,775	29,145,311	28,014,030	28,276,246	18,002,967

—	—	—	—	—	—
$35,036,761	$28,856,775	$29,145,311	$28,014,030	$28,276,246	$18,002,967

$78,306	$80,983	$94,797	$78,599	$97,126	$71,902

1,650,000	1,350,000	1,800,000	1,100,000	1,100,000	700,000
—	—	(450,000)	—	—	—
—	—	—	—	—	—
1,650,000	1,350,000	1,350,000	1,100,000	1,100,000	700,000

See notes to financial statements.

Annual Report | May 31, 2011 | 99

Statement of Changes in Net Assets continued

	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (BSJF)	Guggenheim Enhanced Core Bond ETF (GIY)
	For the Period Ended May 31, 20112	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010

Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$139,769	$145,373	$102,830
Net realized gain (loss)	12,146	169,154	135,182
Net unrealized appreciation (depreciation)	77,047	8,548	129,628
Net increase (decrease) in net assets resulting from operations	228,962	323,075	367,640

Distribution to Shareholders
From and in excess of net investment income	(87,700)	(204,800)	(160,500)
Capital gains	—	(86,200)	(42,900)
Return of capital	—	—	—
Total distributions	(87,700)	(291,000)	(203,400)

Capital Share Transactions
Proceeds from sale of shares	12,722,428	5,276,723	—
Cost of shares redeemed	—	(5,207,512)	—
Net increase (decrease) from capital share transactions	12,722,428	69,211	—
Total increase (decrease) in net assets	12,863,690	101,286	164,240

Net Assets
Beginning of period	—	5,202,820	5,038,580
End of period	$12,863,690	$5,304,106	$5,202,820
Accumulated undistributed net investment income (loss)at end of period	$52,069	$—	$—

Changes in Shares Outstanding
Shares sold	500,000	100,000	—
Shares redeemed	—	(100,000)	—
Shares outstanding, beginning of period	—	100,000	100,000
Shares outstanding, end of period	500,000	100,000	100,000

1	Commencement of investment operations - June 7, 2010

2	Commencement of investment operations - January 25, 2011

See notes to financial statements.

100 | Annual Report | May 31, 2011

Statement of Changes in Net Assets continued

Guggenheim Enhanced Ultra-Short Bond ETF (GSY)		Guggenheim S&P Global Dividend Opportunities Index ETF (LVL)
For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010

$2,512	$1,630	$1,416,274	$579,394
2,306	115	1,103,228	2,184,443
4,277	(4,332)	2,470,893	(1,866,237)

9,095	(2,587)	4,990,395	897,600

(500)	(1,630)	(1,112,880)	(435,040)
—	—	—	—
—	(3,270)	—	—
(500)	(4,900)	(1,112,880)	(435,040)

14,949,924	4,982,413	54,761,387	17,478,441
(9,965,683)	—	(32,912,066)	(10,818,277)
4,984,241	4,982,413	21,849,321	6,660,164
4,992,836	4,974,926	25,726,836	7,122,724

14,940,395	9,965,469	12,664,589	5,541,865
$19,933,231	$14,940,395	$38,391,425	$12,664,589

$2,012	$—	$274,766	$110,303

300,000	100,000	3,680,000	1,280,000
(200,000)	—	(2,240,000)	(800,000)
300,000	200,000	960,000	480,000
400,000	300,000	2,400,000	960,000

See notes to financial statements.

Annual Report | May 31, 2011 | 101

Financial Highlights |

BSCB | Guggenheim BulletShares 2011 Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Period June 7, 2010* through May 31, 2011
Net asset value, beginning of period	$20.02

Income from investment operations
Net investment income (a)	0.10
Net realized and unrealized gain	0.11
Total from investment operations	0.21

Distributions to shareholders
From and in excess of net investment income	(0.10)
Capital gains	(0.00	)(e)
Total distributions to shareholders	(0.10)
Net asset value, end of period	$20.13
Market value, end of period	$20.16

Total return (b)
Net asset value	1.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$34,223
Ratio of net expenses to average net assets	0.24	%(c)
Ratio of net investment income to average net assets	0.50	%(c)
Portfolio turnover rate (d)	172%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)	Less than $0.01

See notes to financial statements.

102 | Annual Report | May 31, 2011

Financial Highlights continued

BSCC | Guggenheim BulletShares 2012 Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Period June 7, 2010* through May 31, 2011
Net asset value, beginning of period	$20.04

Income from investment operations
Net investment income (a)	0.23
Net realized and unrealized gain	0.49
Total from investment operations	0.72

Distributions to Shareholders
From net investment income	(0.21)
Capital gains	(0.00	)(e)
Total Distributions	(0.21)
Net asset value, end of period	$20.55
Market value, end of period	$20.67

Total return (b)
Net asset value	3.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$70,881
Ratio of net expenses to average net assets	0.24	%(c)
Ratio of net investment income to average net assets	1.16	%(c)
Portfolio turnover rate (d)	3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)	Less than $0.01.

See notes to financial statements.

Annual Report | May 31, 2011 | 103

Financial Highlights continued

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Period June 7, 2010* through May 31, 2011
Net asset value, beginning of period	$20.08

Income from investment operations
Net investment income (a)	0.30
Net realized and unrealized gain	0.73
Total from investment operations	1.03

Distributions to shareholders
From net investment income	(0.26)
Capital gains	(0.00	)(e)
Total distributions to shareholders	(0.26)
Net asset value, end of period	$20.85
Market value, end of period	$20.96

Total return(b)
Net asset value	5.13%

Ratios and supplemental data
Net assets, end of period (thousands)	$71,940
Ratio of net expenses to average net assets	0.24	%(c)
Ratio of net investment income to average net assets	1.48	%(c)
Portfolio turnover rate (d)	3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV.  Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)	Less than $0.01.

See notes to financial statements.

104 | Annual Report | May 31, 2011

Financial Highlights continued

BSCE | Guggenheim BulletShares 2014 Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Period June 7, 2010* through May 31, 2011
Net asset value, beginning of period	$20.10

Income from investment operations
Net investment income (loss) (a)	0.45
Net realized and unrealized loss on investments	0.93
Total from investment operations	1.38

Distributions to Shareholders from
Net investment income	(0.37)
Capital gains	(0.00	)(e)
Total distributions to shareholders	(0.37)
Net asset value, end of period	$21.11
Market value, end of period	$21.21

Total return (b)
Net asset value	6.91%

Ratios and supplemental data
Net assets, end of period (thousands)	$57,006
Ratio of net expenses to average net assets	0.24	%(c)
Ratio of net investment income to average net assets	2.24	%(c)
Portfolio turnover rate (d)	3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)	Less than $0.01

See notes to financial statements.

Annual Report | May 31, 2011 | 105

Financial Highlights continued

BSCF | Guggenheim BulletShares 2015 Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Period June 7, 2010* through May 31, 2011
Net asset value, beginning of period	$20.14

Income from investment operations
Net investment income(a)	0.56
Net realized and unrealized gain on investments	1.00
Total from investment operations	1.56

Distributions to Shareholders from
Net investment income	(0.47)
Net asset value, end of period	$21.23
Market value, end of period	$21.37

Total return (b)
Net asset value	7.81%

Ratios and supplemental data
Net assets, end of period (thousands)	$35,037
Ratio of net expenses to average net assets	0.24	%(c)
Ratio of net investment income to average net assets	2.77	%(c)
Portfolio turnover rate (d)	3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

106 | Annual Report | May 31, 2011

Financial Highlights continued

BSCG | Guggenheim BulletShares 2016 Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Period June 7, 2010* through May 31, 2011
Net asset value, beginning of period	$20.13

Income from investment operations
Net investment income (a)	0.66
Net realized and unrealized gain	1.16
Total from investment operations	1.82

Distributions to Shareholders
From net investment income	(0.57)
Net asset value, end of period	$21.38
Market value, end of period	$21.48

Total return (b)
Net asset value	9.12%

Ratios and supplemental data
Net assets, end of period (thousands)	$28,857
Ratio of net expenses to average net assets	0.24	%(c)
Ratio of net investment income to average net assets	3.24	%(c)
Portfolio turnover rate (d)	4%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends  and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

Annual Report | May 31, 2011 | 107

Financial Highlights continued

BSCH | Guggenheim BulletShares 2017 Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Period June 7, 2010* through May 31, 2011
Net asset value, beginning of period	$20.19

Income from investment operations
Net investment income (a)	0.75
Net realized and unrealized gain	1.30
Total from investment operations	2.05

Distributions to shareholders
From net investment income	(0.65)
Net asset value, end of period	$21.59
Market value, end of period	$21.62

Total return (b)
Net asset value	10.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$29,145
Ratio of net expenses to average net assets	0.24	%(c)
Ratio of net investment income to average net assets	3.62	%(c)
Portfolio turnover rate (d)	3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

108 | Annual Report | May 31, 2011

Financial Highlights continued

BSJC | Guggenheim BulletShares 2012 High Yield Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Period January 25, 2011* through May 31, 2011
Net asset value, beginning of period	$25.07

Income from investment operations
Net investment income (a)	0.28
Net realized and unrealized gain	0.28
Total from investment operations	0.56

Distributions to shareholders
From and in excess of net investment income	(0.16)
Net asset value, end of period	$25.47
Market value, end of period	$25.63

Total return (b)
Net asset value	2.23%

Ratios and supplemental data
Net assets, end of period (thousands)	$28,014
Ratio of net expenses to average net assets	0.42	%(c)
Ratio of net investment income to average net assets	3.18	%(c)
Portfolio turnover rate (d)	11%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

Annual Report | May 31, 2011 | 109

Financial Highlights continued

BSJD | Guggenheim BulletShares 2013 High Yield Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Period January 25, 2011* through May 31, 2011
Net asset value, beginning of period	$25.13

Income from investment operations
Net investment income (a)	0.36
Net realized and unrealized gain	0.44
Total from investment operations	0.80

Distributions to shareholders
From net investment income	(0.22)
Net asset value, end of period	$25.71
Market value, end of period	$25.82
Total return (b)
Net asset value	3.18%

Ratios and supplemental data
Net assets, end of period (thousands)	$28,276
Ratio of net expenses to average net assets	0.42	%(c)
Ratio of net investment income to average net assets	4.15	%(c)
Portfolio turnover rate (d)	14%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

110 | Annual Report | May 31, 2011

Financial Highlights continued

BSJE | Guggenheim BulletShares 2014 High Yield Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Period January 25, 2011* through May 31, 2011
Net asset value, beginning of period	$25.06

Income from investment operations
Net investment income (a)	0.43
Net realized and unrealized gain	0.52
Total from investment operations	0.95

Distributions to Shareholders
From net investment income	(0.29)
Total Distributions	(0.29)
Net asset value, end of period	$25.72
Market value, end of period	$25.83

Total return (b)
Net asset value	3.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$18,003
Ratio of net expenses to average net assets	0.42	%(c)
Ratio of net investment income to average net assets	4.92	%(c)
Portfolio turnover rate (d)	19%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

Annual Report | May 31, 2011 | 111

Financial Highlights continued

BSJF | Guggenheim BulletShares 2015 High Yield Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Period January 25, 2011* through May 31, 2011
Net asset value, beginning of period	$25.21

Income from investment operations
Net investment income (a)	0.47
Net realized and unrealized gain	0.35
Total from investment operations	0.82

Distributions to shareholders
From net investment income	(0.30)
Net asset value, end of period	$25.73
Market value, end of period	$25.86

Total return (b)
Net asset value	3.28%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,864
Ratio of net expenses to average net assets	0.42	%(c)
Ratio of net investment income to average net assets	5.40	%(c)
Portfolio turnover rate (d)	14%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

112 | Annual Report | May 31, 2011

Financial Highlights continued

GIY | Guggenheim Enhanced Core Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009		For the Period February 12, 2008** through May 31, 2008
Net asset value, beginning of period	$52.03	$50.39	$48.98		$50.00

Income from investment operations
Net investment income (loss) (a)	0.86	1.03	1.04		0.30
Net realized and unrealized gain (loss)	1.79	2.65	1.54		(1.05)
Total from investment operations	2.65	3.68	2.58		(0.75)

Distributions to shareholders
From and in excess of net investment income	(1.21)	(1.61)	(1.17)		(0.27)
Capital gains	(0.43)	(0.43)	—		—
Total distributions to shareholders	(1.64)	(2.04)	(1.17)		(0.27)
Net asset value, end of period	$53.04	$52.03	$50.39		$48.98
Market value, end of period	$53.00	$53.45	$43.05		$49.07

Total return *(b)
Net asset value	5.15%	7.43%	5.35%		-1.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,304	$5,203	$5,039		$4,898
Ratio of net expenses to average net assets*	0.32%	0.32%	0.50%		0.57	%(c)
Ratio of net investment income (loss) to average net assets*	1.62%	2.00%	2.10	%(c)	2.01	%(c)
Portfolio turnover rate (d)	458%	505%	499%		112%
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	2.01%	2.76%	3.05%		3.58	%(c)
Ratio of net investment income (loss) to average net assets	-0.07%	-0.44%	-0.45%		-1.00	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

Annual Report | May 31, 2011 | 113

Financial Highlights continued

GSY | Guggenheim Enhanced Ultra-Short Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009	For the Period February 12, 2008** through May 31, 2008
Net asset value, beginning of period	$49.80	$49.83	$50.02	$50.00

Income from investment operations
Net investment income (a)	0.02	0.01	0.49	0.32
Net realized and unrealized gain (loss)	0.02	(0.02)	0.03	—
Total from investment operations	0.04	(0.01)	0.52	0.32

Distributions to shareholders
From and in excess of net investment income	(0.01)	(0.01)	(0.70)	(0.30)
Return of capital	—	(0.01)	(0.01)	—
Total distributions to shareholder	(0.01)	(0.02)	(0.71)	(0.30)
Net asset value, end of period	$49.83	$49.80	$49.83	$50.02
Market value, end of period	$49.79	$49.78	$49.84	$50.06

Total return* (b)
Net asset value	0.07%	-0.03%	1.05%	0.64%

Ratios and supplemental data
Net assets, end of period (thousands)	$19,933	$14,940	$9,965	$5,002
Ratio of net expenses to average net assets*	0.27%	0.32%	0.46%	0.57	%(c)
Ratio of net investment income to average net assets	0.03%	0.01%	0.98%	2.15	%(c)
Portfolio turnover rate (d)	0%	0%	0%	0%
* If certain expenses had not been waived or reimbursed by the Adviser,total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	2.08%	1.02%	2.12%	3.80	%(c)
Ratio of net investment income (loss) to average net assets	-1.78%	-0.69%	-0.68%	-1.08	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

114 | Annual Report | May 31, 2011

Financial Highlights continued

LVL | Guggenheim S&P Global Dividend Opportunities Index ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended May 31, 2011	For the Year Ended May 31, 2010	For the Year Ended May 31, 2009		For the Period June 25, 2007** through May 31, 2008
Net asset value, beginning of period	$13.19	$11.55	$19.37		$24.98

Income from investment operations
Net investment income (loss) (a)	0.91	0.76	0.88		1.56
Net realized and unrealized gain (loss)	2.76	1.51	(7.98)		(5.78)
Total from investment operations	3.67	2.27	(7.10)		(4.22)

Distributions to shareholders
From net investment income	(0.86)	(0.63)	(0.72)		(1.18)
Return of Capital	—	—	—		(0.21)
Total distribution to shareholders	(0.86)	(0.63)	(0.72)		(1.39)
Net asset value, end of period	$16.00	$13.19	$11.55		$19.37
Market value, end of period	$16.15	$13.15	$11.24		$19.38

Total return *(b)
Net asset value	28.89%	19.97%	-37.12%		-16.98%

Ratios and supplemental data
Net assets, end of period (thousands)	$38,391	$12,665	$5,542		$5,810
Ratio of net expenses to average net assets (f)*	0.65%	0.65%	0.66%		1.54	%(c)
Ratio of net investment income (loss) to average net assets*	6.14%	5.47%	7.62%		8.20	%(c)
Portfolio turnover rate (d)	51%	34%	181	%(e)	84%
* If certain expenses had not been waived or reimbursed by the Adviser,total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets (f)	1.44%	2.15%	2.97%		4.36	%(c)
Ratio of net investment income (loss) to average net assets	5.35%	3.97%	5.31%		5.38	%(c)

**	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)	The increase in the portfolio turnover compared to prior years is the result of the change in the underlying index and the resulting reallocation of the portfolio holdings.

(f)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies. If these fees were included in the expense ratio, the net impact to the expense ratio would be approximately 0.00% for the year ended May 31, 2011 and for the year ended May 31, 2010, 0.09% for the year ended May 31, 2009, and 0.19% for the period ended May 31, 2008.

See notes to financial statements.

Annual Report | May 31, 2011 | 115

Notes to Financial Statementsl | May 31, 2011

Note 1 – Organization:
Claymore Exchange-Traded Fund Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is organized as an open-end management investment company that was organized as a Delaware business trust on May 24, 2006.

On September 24, 2010, name changes occurred for the following Funds:

Name Prior to September 24, 2010	New Name as of September 24, 2010

Claymore BulletShares 2011 Corporate Bond ETF	Guggenheim BulletShares 2011 Corporate Bond ETF
Claymore BulletShares 2012 Corporate Bond ETF	Guggenheim BulletShares 2012 Corporate Bond ETF
Claymore BulletShares 2013 Corporate Bond ETF	Guggenheim BulletShares 2013 Corporate Bond ETF
Claymore BulletShares 2014 Corporate Bond ETF	Guggenheim BulletShares 2014 Corporate Bond ETF
Claymore BulletShares 2015 Corporate Bond ETF	Guggenheim BulletShares 2015 Corporate Bond ETF
Claymore BulletShares 2016 Corporate Bond ETF	Guggenheim BulletShares 2016 Corporate Bond ETF
Claymore BulletShares 2017 Corporate Bond ETF	Guggenheim BulletShares 2017 Corporate Bond ETF
Claymore/S&P Global Dividend Opportunities Index ETF	Guggenheim S&P Global Dividend Opportunities Index ETF

Subsequent to May 31, 2011, name changes occurred for the following funds:

Name as of May 31, 2011	New Name as of June 1, 2011

Claymore U.S. Capital Markets Bond ETF	Guggenheim Enhanced Core Bond ETF
Claymore U.S. Capital Markets Micro-Term Fixed Income ETF	Guggenheim Enhanced Ultra-Short Bond ETF

The following 14 portfolios have an annual reporting period ended on May 31, 2011:

Guggenheim BulletShares 2011 Corporate Bond ETF
Guggenheim BulletShares 2012 Corporate Bond ETF
Guggenheim BulletShares 2013 Corporate Bond ETF
Guggenheim BulletShares 2014 Corporate Bond ETF
Guggenheim BulletShares 2015 Corporate Bond ETF
Guggenheim BulletShares 2016 Corporate Bond ETF
Guggenheim BulletShares 2017 Corporate Bond ETF
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Guggenheim Enhanced Core Bond ETF
Guggenheim Enhanced Ultra-Short Bond ETF
Guggenheim S&P Global Dividend Opportunities Index ETF

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”). Each Fund’s shares are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). The Funds’ market prices may differ to some degree from the net asset value (“NAV”) of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of the following Funds is to replicate as closely as possible, before fees and expenses, the performance of the following market indices:

Fund	Index
Guggenheim BulletShares 2011 Corporate Bond ETF	BulletShares® USD Corporate Bond 2011 Index
Guggenheim BulletShares 2012 Corporate Bond ETF	BulletShares® USD Corporate Bond 2012 Index
Guggenheim BulletShares 2013 Corporate Bond ETF	BulletShares® USD Corporate Bond 2013 Index
Guggenheim BulletShares 2014 Corporate Bond ETF	BulletShares® USD Corporate Bond 2014 Index
Guggenheim BulletShares 2015 Corporate Bond ETF	BulletShares® USD Corporate Bond 2015 Index
Guggenheim BulletShares 2016 Corporate Bond ETF	BulletShares® USD Corporate Bond 2016 Index

Fund	Index
Guggenheim BulletShares 2017 Corporate Bond ETF	BulletShares® USD Corporate Bond 2017 Index
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	BulletShares® USD High Yield Corporate Bond 2012 Index
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	BulletShares® USD High Yield Corporate Bond 2013 Index
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	BulletShares® USD High Yield Corporate Bond 2014 Index
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	BulletShares® USD High Yield Corporate Bond 2015 Index
Guggenheim S&P Global Dividend Opportunities Index ETF	S&P Global Dividend Opportunities Index

Prior to June 1, 2011, the Guggenheim Enhanced Core Bond ETF was passively managed and sought to replicate an index called The Capital Markets Bond IndexSM. Effective June 1, 2011, the Fund operates as an actively managed ETF using a strategy that seeks total return comprised of income and capital appreciation.

Prior to June 1, 2011, the Guggenheim Enhanced Ultra-Short Bond ETF was passively managed and sought to replicate an index called The Capital Markets Liquidity IndexSM. Effective June 1, 2011, the Fund operates as an actively managed ETF using a strategy that seeks maximum current income, consistent with preservation of capital and daily liquidity.

Note 2 – Accounting Policies:
The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Funds.

(a) Valuation of Investments
Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value”. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

116 | Annual Report | May 31, 2011

Notes to Financial Statements continued

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds have adopted the Accounting Standards Update (“ASU”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The Funds have adopted the disclosures required by this amendment, which did not have a material impact on the financial statements.

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees as described above. The Funds did not have any Level 3 securities during the period ended May 31, 2011.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2011.

Guggenheim BulletShares 2011 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$29,739	$—	$29,739
Investments of Collateral for
Securities Loaned	461	—	—	461
Total	$461	$29,739	$—	$30,200

Guggenheim BulletShares 2012 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$69,792	$—	$69,792
Total	$—	$69,792	$—	$69,792

Guggenheim BulletShares 2013 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$71,095	$—	$71,095
Investments of Collateral for
Securities Loaned	111	—	—	111
Total	$111	$71,095	$—	$71,206

Guggenheim BulletShares 2014 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$56,242	$—	$56,242
Total	$—	$56,242	$—	$56,242

Guggenheim BulletShares 2015 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$34,539	$—	$34,539
Total	$—	$34,539	$—	$34,539

Guggenheim BulletShares 2016 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$28,383	$—	$28,383
Investments of Collateral for
Securities Loaned	103	—	—	103
Total	$103	$28,383	$—	$28,486

Guggenheim BulletShares 2017 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$28,679	$—	$28,679
Investments of Collateral for
Securities Loaned	166	—	—	166
Total	$166	$28,679	$—	$28,845

Guggenheim BulletShares 2012 High Yield Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$27,462	$—	$27,462
Exchange Traded Fund	24	—	—	24
Total	$24	$27,462	$—	$27,486

Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$27,475	$—	$27,475
Exchange Traded Fund	268	—	—	268
Total	$268	$27,475	$—	$27,743

Annual Report | May 31, 2011 | 117

Notes to Financial Statements continued

Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$17,782	$—	$17,782
Exchange Traded Fund	177	—	—	177
Total	$177	$17,782	$—	$17,959

Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$11,661	$—	$11,661
Exchange Traded Fund	80	—	—	80
Total	$80	$11,661	$—	$11,741

Guggenheim Enhanced Core Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$1,010	$—	$1,010
U. S .Government Agency Securities	—	351	—	351
U. S. Treasury Securities	—	2,099	—	2,099
Investments of Collateral for
Securities Loaned	6	6
Total	$6	$3,460	$—	$3,466

Guggenheim Enhanced Ultra-Short Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Short-Term Investments:
Commercial Paper	$—	$300	$—	$300
Corporate Bonds	—	303	—	303
U.S. Government and
Agency Securities	—	4,016	—	4,016
Total	$—	$4,619	$—	$4,619

All securities held by Guggenheim S&P Global Dividend Opportunities Index ETF were valued using quoted prices in active markets (Level 1). There were no transfers between levels for these Funds for the period ended May 31, 2011.

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

The Funds record the character of dividends received from master limited partnerships (“MLPs”) based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

REIT distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year, are not known until after the fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund’s characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.

(c) Currency Translation
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the exchange rate on the date of the transaction.

Foreign exchange gain or loss resulting from the holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt are included as net realized gains or losses on foreign currency transactions in the Fund’s Statement of Operations.

Foreign exchange gain or loss on assets and liabilities, other than investments, are included in unrealized appreciation/(depreciation) on foreign currency translations.

(d) Distributions
The Funds intend to pay substantially all of their net investment income to shareholders. Distribution frequency is as follows:

Fund	Frequency
Guggenheim BulletShares 2011 Corporate Bond ETF	monthly
Guggenheim BulletShares 2012 Corporate Bond ETF	monthly
Guggenheim BulletShares 2013 Corporate Bond ETF	monthly
Guggenheim BulletShares 2014 Corporate Bond ETF	monthly
Guggenheim BulletShares 2015 Corporate Bond ETF	monthly
Guggenheim BulletShares 2016 Corporate Bond ETF	monthly
Guggenheim BulletShares 2017 Corporate Bond ETF	monthly
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	monthly
Guggenheim Enhanced Core Bond ETF	monthly
Guggenheim Enhanced Ultra-Short Bond ETF	monthly
Guggenheim S&P Global Dividend Opportunities Index ETF	quarterly

In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e) Security Lending
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. Each Fund receives compensation for lending securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned

118 | Annual Report | May 31, 2011

Notes to Financial Statements continued

is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statement of Operations.

(f) Recent Accounting Pronouncements
On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and is therefore not effective for the current fiscal year. The Adviser is in the process of assessing the impact of the updated standards on the Funds’ financial statements.

Note 3 – Investment Advisory Agreement, Sub-Advisory Agreement and Other Agreements:
Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of each Fund, and Guggenheim Funds Investment Advisors, LLC (the “Adviser”), the Adviser manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Agreement, each Fund listed in the following table pays the Adviser an advisory fee payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate

Guggenheim Enhanced Core Bond ETF	0.20%
Guggenheim Enhanced Ultra-Short Bond ETF	0.20%
Guggenheim S&P Global Dividend Opportunities Index ETF	0.50%

Pursuant to the Agreement, each Fund listed in the following table pays the Adviser a unitary management fee for the services and facilities it provides payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate

Guggenheim BulletShares 2011 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2012 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2013 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2014 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2015 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2016 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2017 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.42%

Out of the unitary management fee, the Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Under a separate Fund Administration agreement, the Adviser provides Fund Administration services to Guggenheim Enhanced Core Bond ETF, Guggenheim Enhanced Ultra-Short Bond ETF and Guggenheim S&P Global Dividend Opportunities Index ETF. The Adviser receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund.

Net Assets	Rate

First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%

For the period ended May 31, 2011, the below listed Funds recognized Fund Administration expenses and waived Fund Administration expenses as follows:

	Fund Administration Expense	Fund Administration Expense Waived

Guggenheim Enhanced Core Bond ETF	$2,460	$2,460
Guggenheim Enhanced Ultra-Short Bond ETF	2,011	2,011
Guggenheim S&P Global Dividend Opportunities Index ETF	6,341	6,341

Due to their unitary fee structure, Guggenheim BulletShares 2011 Corporate Bond ETF, Guggenheim BulletShares 2012 Corporate Bond ETF, Guggenheim BulletShares 2013 Corporate Bond ETF, Guggenheim BulletShares 2014 Corporate Bond ETF, Guggenheim BulletShares 2015 Corporate Bond ETF, Guggenheim BulletShares 2016 Corporate Bond ETF, Guggenheim BulletShares 2017 Corporate Bond ETF, Guggenheim BulletShares 2012 High Yield Corporate Bond ETF, Guggenheim BulletShares 2013 High Yield Corporate Bond ETF, Guggenheim BulletShares 2014 High Yield Corporate Bond ETF and Guggenheim BulletShares 2015 High Yield Corporate Bond ETF do not charge a separate Fund Administration Fee.

The Bank of New York Mellon (“BNY”) acts as the Funds’ custodian, accounting agent, transfer agent and security lending agent. As custodian, BNY is responsible for the custody of the Funds’ assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds. As security lending agent, BNY is responsible for executing the lending of portfolio securities to creditworthy borrowers.

Prior to June 1, 2011 Mellon Capital Management Corporation (“Mellon Capital”) acted as the sub-adviser for Guggenheim Enhanced Core Bond ETF and Guggenheim Enhanced Ultra-Short Bond ETF, pursuant to the sub-advisory agreement with the Adviser. In this capacity, Mellon Capital supervised and managed the investment portfolio for the two aforementioned Funds, and directed the purchases and sales of each Fund’s investment securities.

The Funds’ Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Guggenheim Enhanced Core Bond ETF, Guggenheim Enhanced Ultra-Short Bond ETF and Guggenheim S&P Global Dividend Opportunities Index ETF (excluding interest expense, a portion of the Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business)

Annual Report | May 31, 2011 | 119

Notes to Financial Statements continued

from exceeding the following percentages of average net assets per year, at least until December 31, 2013:

Fund	Rate

Guggenheim Enhanced Core Bond ETF	0.27%
Guggenheim Enhanced Ultra-Short Bond ETF	0.27%
Guggenheim S&P Global Dividend Opportunities Index ETF	0.60%

The Trust and the Adviser have entered into an Expense Reimbursement Agreement in which for a period of five years subsequent to each Fund’s commencement of operations (listed in the table below), the Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund’s expense ratio, including the recovered expenses, falls below the expense cap.

For the period ended May 31, 2011, the Adviser waived fees and assumed the following fees and expenses:

	Advisory Fees Waived	Expenses Assumed	Potentially Recoverable Expenses 2012*

Guggenheim Enhanced Core Bond ETF	$17,893	$134,009	403,538
Guggenheim Enhanced Ultra-Short Bond ETF	14,632	118,059	338,598
Guggenheim S&P Global Dividend Opportunities Index ETF	115,297	66,148	454,931

* Per the Expenses Reimbursment Agreement discussed above, this year represents the last year the Fund will be eligible to recover fees and expenses.

Certain officers and trustees of the Trust may also be officers, directors and/or employees of the Adviser. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of the Adviser.

Licensing Fee Agreements:
The Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Guggenheim BulletShares 2011 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2012 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2013 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2014 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2015 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2016 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2017 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim S&P Global Dividend Opportunities Index ETF	Standard & Poor’s

The above trademarks are trademarks owned by the respective Licensors. These trademarks have been licensed to the Adviser for use for certain purposes with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap for Funds without a unitary fee.

Note 4 – Federal Income Taxes:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

At May 31, 2011, the cost of investments, accumulated unrealized appreciation/depreciation on investments and accumulated earnings/loss for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)	Net Tax Unrealized Appreciation (Depreciation) on Foreign Currency

Guggenheim BulletShares 2011 Corporate Bond ETF	$30,190,359	$13,075	$(3,404)	$9,671	$—
Guggenheim BulletShares 2012 Corporate Bond ETF	69,491,083	302,632	(1,967)	300,665	—
Guggenheim BulletShares 2013 Corporate Bond ETF	70,665,526	545,569	(5,591)	539,978	—
Guggenheim BulletShares 2014 Corporate Bond ETF	55,386,911	856,181	(1,268)	854,913	—
Guggenheim BulletShares 2015 Corporate Bond ETF	33,782,200	757,647	(1,169)	756,478	—
Guggenheim BulletShares 2016 Corporate Bond ETF	27,861,313	625,133	(175)	624,958	—
Guggenheim BulletShares 2017 Corporate Bond ETF	28,085,042	761,899	(1,800)	760,099	—
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	27,390,329	124,480	(29,022)	95,458	—
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	27,532,525	222,308	(11,342)	210,966	—
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	17,821,248	163,913	(26,054)	137,859	—
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	11,666,489	92,066	(17,195)	74,871	—
Guggenheim Enhanced Core Bond ETF	3,329,337	138,342	(1,725)	136,617	—
Guggenheim Enhanced Ultra-Short Bond ETF	4,619,329	94	(6)	88	—
Guggenheim S&P Global Dividend Opportunities Index ETF	39.877,730	2,092,637	(781,497)	1,311,140	1,416

120 | Annual Report | May 31, 2011

Notes to Financial Statements continued

Tax components of the following balances as of May 31, 2011, were as follows:

	Undistributed Ordinary Income/(Accumulated Ordinary Loss)	Undistributed Long-Term Gains/(Accumulated Capital & Other Loss)

Guggenheim BulletShares 2011 Corporate Bond ETF	$13,940	$—
Guggenheim BulletShares 2012 Corporate Bond ETF	59,548	—
Guggenheim BulletShares 2013 Corporate Bond ETF	87,560	—
Guggenheim BulletShares 2014 Corporate Bond ETF	120,579	—
Guggenheim BulletShares 2015 Corporate Bond ETF	97,840	—
Guggenheim BulletShares 2016 Corporate Bond ETF	96,132	—
Guggenheim BulletShares 2017 Corporate Bond ETF	96,949	—
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	78,599	(6,401)
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	104,805	—
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	81,036	—
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	66,391	—
Guggenheim Enhanced Core Bond ETF	52,053	58,545
Guggenheim Enhanced Ultra-Short Bond ETF	2,968	—
Guggenheim S&P Global Dividend Opportunities Index ETF	287,729	(5,804,047)

Distributions to Shareholders:
The tax character of distributions paid during the period ended May 31, 2011 was as follows:

Distributions paid from Ordinary Income
Guggenheim BulletShares 2011 Corporate Bond ETF*	$91,200
Guggenheim BulletShares 2012 Corporate Bond ETF*	264,300
Guggenheim BulletShares 2013 Corporate Bond ETF*	312,750
Guggenheim BulletShares 2014 Corporate Bond ETF*	345,300
Guggenheim BulletShares 2015 Corporate Bond ETF	344,100
Guggenheim BulletShares 2016 Corporate Bond ETF	333,150
Guggenheim BulletShares 2017 Corporate Bond ETF	521,700
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	94,700
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	121,000
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	91,700
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	87,700
Guggenheim Enhanced Core Bond ETF*	254,600
Guggenheim Enhanced Ultra-Short Bond ETF	500
Guggenheim S&P Global Dividend Opportunities Index ETF	1,112,880
* Including capital gains distributions made.

Distributions paid from Capital Gains
Guggenheim Enhanced Core Bond ETF	$36,400

The tax character of distributions paid during the period ended May 31, 2010 was as follows:

Distributions paid from Ordinary Income
Guggenheim Enhanced Core Bond ETF*	$203,400
Guggenheim Enhanced Ultra-Short Bond ETF	1,630
Guggenheim S&P Global Dividend Opportunities Index ETF	435,040
* Including capital gains distributions made

Distributions paid from Return of Capital
Guggenheim Enhanced Ultra-Short Bond ETF	$3,270

At May 31, 2011, the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the differences between book and tax treatment of organizational costs, investments in real estate investments trusts, investments in partnerships, wash sales from redemption in-kind transactions, and redemption in-kind transactions. Net investment income, net realized gains and net assets were not affected by these changes.
	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid in Capital
Guggenheim BulletShares 2011 Corporate Bond ETF	$—	$—	$—
Guggenheim BulletShares 2012 Corporate Bond ETF	(450)	450	—
Guggenheim BulletShares 2013 Corporate Bond ETF	—	—	—
Guggenheim BulletShares 2014 Corporate Bond ETF	—	—	—
Guggenheim BulletShares 2015 Corporate Bond ETF	—	—	—
Guggenheim BulletShares 2016 Corporate Bond ETF	—	—	—
Guggenheim BulletShares 2017 Corporate Bond ETF	—	(162,362)	162,362
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	—	—	—
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	—	—	—
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	—	—	—
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	—	—	—
Guggenheim Enhanced Core Bond ETF	59,427	(59,427)
Guggenheim Enhanced Ultra-Short Bond ETF
Guggenheim S&P Global Dividend Opportunities Index ETF	(138,931)	(2,179,256)	2,318,187

Annual Report | May 31, 2011 | 121

Notes to Financial Statements continued

At May 31, 2011, for federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Capital Loss Expiring In 2016	Capital Loss Expiring in 2017	Capital Loss Expiring in 2018	Capital Loss Expiring in 2019	Total
Guggenheim BulletShares 2011 Corporate Bond ETF	$—	$—	$—	$—	$—
Guggenheim BulletShares 2012 Corporate Bond ETF	—	—	—	—	—
Guggenheim BulletShares 2013 Corporate Bond ETF	—	—	—	—	—
Guggenheim BulletShares 2014 Corporate Bond ETF	—	—	—	—	—
Guggenheim BulletShares 2015 Corporate Bond ETF	—	—	—	—	—
Guggenheim BulletShares 2016 Corporate Bond ETF	—	—	—	—	—
Guggenheim BulletShares 2017 Corporate Bond ETF	—	—	—	—	—
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	—	—	—	—	—
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	—	—	—	—	—
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	—	—	—	—	—
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	—	—	—	—	—
Guggenheim Enhanced Core Bond ETF	—	—	—	—	—
Guggenheim Enhanced Ultra-Short Bond ETF -	—	—	—	—	—
Guggenheim S&P Global Dividend Opportunities Index ETF	129,232	2,414,757	2,155,989	872,241	5,572,219

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the period ended May 31, 2011, the following Funds incurred and will elect to defer net capital losses as follows:

	Post-October Capital Losses	Post-October Foreign Currency Losses

Guggenheim BulletShares 2011 Corporate Bond ETF	$—	$—
Guggenheim BulletShares 2012 Corporate Bond ETF	—	—
Guggenheim BulletShares 2013 Corporate Bond ETF	—	—
Guggenheim BulletShares 2014 Corporate Bond ETF	—	—
Guggenheim BulletShares 2015 Corporate Bond ETF	—	—
Guggenheim BulletShares 2016 Corporate Bond ETF	—	—
Guggenheim BulletShares 2017 Corporate Bond ETF	—	—
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	6,401	—
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	—	—
Guggenheim Enhanced Core Bond ETF	—	—
Guggenheim Enhanced Ultra-Short Bond ETF	—	—
Guggenheim S&P Global Dividend Opportunities Index ETF	231,828	38,108

For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 5 - Investment Transactions:
For the period ended May 31, 2011, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Guggenheim BulletShares 2011 Corporate Bond ETF	$35,243,092	$33,113,853
Guggenheim BulletShares 2012 Corporate Bond ETF	18,230,924	924,191
Guggenheim BulletShares 2013 Corporate Bond ETF	15,917,237	886,575
Guggenheim BulletShares 2014 Corporate Bond ETF	6,505,888	570,963
Guggenheim BulletShares 2015 Corporate Bond ETF	14,131,387	562,837
Guggenheim BulletShares 2016 Corporate Bond ETF	5,659,536	512,669
Guggenheim BulletShares 2017 Corporate Bond ETF	3,349,016	604,898
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	23,282,597	1,730,832
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	25,086,990	2,236,545
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	15,262,776	1,830,527
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	8,785,655	1,104,419
Guggenheim Enhanced Core Bond ETF	40,057,837	45,383,726
Guggenheim Enhanced Ultra-Short Bond ETF	—	—
Guggenheim S&P Global Dividend Opportunities Index ETF	12,387,770	12,089,849

For the period ended May 31, 2011, in-kind transactions were as follows:

	Purchases	Sales
Guggenheim BulletShares 2011 Corporate Bond ETF	$28,447,733	$—
Guggenheim BulletShares 2012 Corporate Bond ETF	50,393,755	—
Guggenheim BulletShares 2013 Corporate Bond ETF	56,236,904	—
Guggenheim BulletShares 2014 Corporate Bond ETF	49,888,271	—
Guggenheim BulletShares 2015 Corporate Bond ETF	20,347,170	—
Guggenheim BulletShares 2016 Corporate Bond ETF	22,772,203	—
Guggenheim BulletShares 2017 Corporate Bond ETF	34,563,596	9,342,232
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	6,060,257	—
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	4,825,760	—
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	4,452,720	—
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	4,018,830	—
Guggenheim Enhanced Core Bond ETF	3,547,954	—
Guggenheim Enhanced Ultra-Short Bond ETF	—	—
Guggenheim S&P Global Dividend Opportunities Index ETF	54,607,288	32,803,833

Note 6 – Capital:
Shares are issued and redeemed by the Funds only in Creation Unit size aggregations of 80,000 to 150,000 shares. Such transactions are only permitted on an in-kind basis, with separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Creation or Redemption transaction fees ranging from $500 to $3,000 are charged to those persons creating or redeeming Creation Units. An additional charge of up to four times the Creation or Redemption Transaction Fee may be imposed to the extent that cash is used in lieu of securities to purchase Creation Units or redeem for cash.

122 | Annual Report | May 31, 2011

Notes to Financial Statements continued

Note 7 - Distribution Agreement:
The Board of Trustees of the Trust has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. No such fee may be paid in the future without further approval by the Board of Trustees.

Note 8 – Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Subsequent Events:
The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Funds’ financial statements, except as noted below.

On May 31, 2011, the Board of Trustees declared the following dividends payable on June 7, 2011 to shareholders of record on June 3, 2011. The dividend rates per common share were as follows:

Fund	Rate
Guggenheim BulletShares 2011 Corporate Bond ETF	$0.006
Guggenheim BulletShares 2012 Corporate Bond ETF	0.017
Guggenheim BulletShares 2013 Corporate Bond ETF	0.025
Guggenheim BulletShares 2014 Corporate Bond ETF	0.036
Guggenheim BulletShares 2015 Corporate Bond ETF	0.046
Guggenheim BulletShares 2016 Corporate Bond ETF	0.057
Guggenheim BulletShares 2017 Corporate Bond ETF	0.068
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	0.069
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	0.085
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	0.099
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.100

On June 23, 2011 the Board of Trustees declared the following dividends payable on June 30, 2011 to shareholders of record on June 28, 2011. The dividend rates per common share were as follows:

Fund	Rate
Guggenheim S&P Global Dividend Opportunities Index ETF	$0.269

On June 30, 2011, the Board of Trustees declared the following dividends payable on July 8, 2011 to shareholders of record on July 6, 2011. The dividend rates per common share were as follows:

Fund	Rate
Guggenheim BulletShares 2011 Corporate Bond ETF	$0.005
Guggenheim BulletShares 2012 Corporate Bond ETF	0.016
Guggenheim BulletShares 2013 Corporate Bond ETF	0.023
Guggenheim BulletShares 2014 Corporate Bond ETF	0.037
Guggenheim BulletShares 2015 Corporate Bond ETF	0.039
Guggenheim BulletShares 2016 Corporate Bond ETF	0.051
Guggenheim BulletShares 2017 Corporate Bond ETF	0.063
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	0.064
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	0.077
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	0.090
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.088
Guggenheim Enhanced Core Bond ETF	0.069
Guggenheim Enhanced Ultra-Short Bond ETF	0.005

Annual Report | May 31, 2011 | 123

Report of Independent Registered Public Accounting Firm |

The Board of Trustees and Shareholders of
Claymore Exchange-Traded Fund Trust

We have audited the accompanying statements of assets and liabilities of Guggenheim BulletShares 2011 Corporate Bond ETF, Guggenheim BulletShares 2012 Corporate Bond ETF, Guggenheim BulletShares 2013 Corporate Bond ETF, Guggenheim BulletShares 2014 Corporate Bond ETF, Guggenheim BulletShares 2015 Corporate Bond ETF, Guggenheim BulletShares 2016 Corporate Bond ETF, Guggenheim BulletShares 2017 Corporate Bond ETF, Guggenheim BulletShares 2012 High Yield Corporate Bond ETF, Guggenheim BulletShares 2013 High Yield Corporate Bond ETF, Guggenheim BulletShares 2014 High Yield Corporate Bond ETF, Guggenheim BulletShares 2015 High Yield Corporate Bond ETF, Guggenheim Enhanced Core Bond ETF (formerly Claymore U.S. Capital Markets Bond ETF), Guggenheim Enhanced Ultra-Short Bond ETF (formerly Claymore U.S. Capital Markets Micro-Term Fixed Income ETF) and Guggenheim S&P Global Dividend Opportunities Index ETF (formerly Claymore/S&P Global Dividend Opportunities Index ETF) (fourteen of the portfolios constituting the Claymore Exchange-Traded Fund Trust) (collectively, the Funds), including the portfolios of investments, as of May 31, 2011, and the related statements of operations, the statements of changes in net assets and the financials highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, financial position of each of the respective fourteen Funds comprising the Claymore Exchange-Traded Fund Trust at May 31, 2011, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois

July 27, 2011

124 | Annual Report | May 31, 2011

Supplemental Informationl | (unaudited)

Federal Income Tax Information
The Trust intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

In January 2012, shareholders will be advised on IRS Form 1099 DIV or substitute 1099DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2011.

Guggenheim S&P Global Dividend Opportunities Index ETF intends to designate $155,418 of foreign tax withholding on foreign source income of $1,314,127.

The Trust’s investment income (dividend income plus short-term gains, if any) qualifies as follows:
	Qualified dividend income	Dividends-received deduction
Guggenheim BulletShares 2011 Corporate Bond ETF	0.00%	0.00%
Guggenheim BulletShares 2012 Corporate Bond ETF	0.00%	0.00%
Guggenheim BulletShares 2013 Corporate Bond ETF	0.00%	0.00%
Guggenheim BulletShares 2014 Corporate Bond ETF	0.00%	0.00%
Guggenheim BulletShares 2015 Corporate Bond ETF	0.00%	0.00%
Guggenheim BulletShares 2016 Corporate Bond ETF	0.00%	0.00%
Guggenheim BulletShares 2017 Corporate Bond ETF	0.00%	0.00%
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF	0.00%	0.00%
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	0.00%	0.00%
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	0.00%	0.00%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.00%	0.00%
Guggenheim Enhanced Core Bond ETF	0.00%	0.00%
Guggenheim Enhanced Ultra-Short Bond ETF	0.00%	0.00%
Guggenheim S&P Global Dividend Opportunities Index ETF	98.18%	11.91%

Trustees
The Trustees of the Claymore Exchange-Traded Fund Trust and their principal business occupations during the past five years.

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations during the Past Five Years and Other Affiliations	Number of Funds in the Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee during the Past Five Years

Independent Trustees:
Randall C. Barnes Year of Birth: 1951 Trustee	Since 2006	Private Investor (2001-present). Formerly, Senior Vice President & Treasurer, PepsiCo, Inc. (1993-1997), President, Pizza Hut International (1991-1993) and Senior Vice President, Strategic Planning and New Business Development (1987-1990) of PepsiCo, Inc. (1987-1997).	54	None
Roman Friedrich III Year of birth: 1946 Trustee	Since 2010†	Senior Managing Director of McNicoll, Lewis & Vlak, an investment bank and institutional broker-dealer specializing in capital intensive industries such as energy, metals and mining(2010 – present). Founder and President of Roman Friedrich & Company, Ltd. a mining and metals investment bank (1998 – present).	48	Director Axiom Gold and Silver Corp. (2011-present) Windstorm Resources, Inc. (2011- present), Zincore Metals, Inc. (2009 – present).
Robert B. Karn III Year of Birth: 1942 Trustee	Since 2010†	Consultant (1998-present). Previously, Managing Partner, Financial and Economic Consulting, St. Louis office of Arthur Andersen, LLP.	48	Director of Peabody Energy Company (2003-present), GP Natural Resource Partners LLC (2002-present).
Ronald A. Nyberg Year of Birth: 1953 Trustee	Since 2006	Partner of Nyberg & Cassioppi, LLC, a law firm specializing in corporate law, estate planning and business transactions (2000-present). Formerly, Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments (1982-1999).	56	None.
Ronald E. Toupin, Jr. Year of Birth: 1958 Trustee	Since 2006	Portfolio Consultant (2010–present). Formerly, Vice President, Manager and Portfolio Manager of Nuveen Asset Management (1998-1999), Vice President of Nuveen Investment Advisory Corp. (1992-1999), Vice President and Manager of Nuveen Unit Investment Trusts (1991-1999), and Assistant Vice President and Portfolio Manager of Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	53	Trustee, Bennett Group of Funds (2011-present).

*	Address for all Trustees: 2455 Corporate West Drive, Lisle, IL 60532
**	This is the period for which the Trustee began serving the Trust. Each Trustee is expected to serve an indefinite term, until his successor is elected.
***
The Guggenheim Funds Complex consists of U.S. registered investment companies advised or serviced by Guggenheim Funds Investment Advisors, LLC or Guggenheim Funds Distributors, Inc. The Guggenheim Funds Complex is overseen by multiple Boards of Trustees.

†	Messrs. Friedrich and Karn were elected by shareholders as Trustees of the Trust on September 23, 2010.

Annual Report | May 31, 2011 | 125

Supplemental Information (unaudited) continued

Principal Executive Officers
The Principal Executive Officers of the Trust and their principal occupations during the past five years:

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations During the Past Five Years and Other Affiliations
Officers:
Kevin M. Robinson Year of Birth: 1959 Chief Executive Officer Chief Legal Officer	Since 2010 Since 2008
Senior Managing Director and General Counsel of Guggenheim Funds Investment Advisors, LLC, Guggenheim Funds Distributors, Inc., and Guggenheim Funds Services Group, Inc. (2007-present). Chief Legal Officer and Chief Executive Officer of certain other funds in the Fund Complex. Formerly, Associate General Counsel and Assistant Corporate Secretary of NYSE Euronext, Inc. (2000-2007).

John Sullivan Year of Birth: 1955 Chief Accounting Officer Chief Financial Officer Treasurer	Since 2010
Senior Managing Director of Guggenheim Funds Investment Advisors, LLC and Guggenheim Funds Distributors, Inc. Chief Accounting Officer, Chief Financial Officer and Treasurer of certain other funds in the Fund Complex. Formerly, Chief Compliance Officer, Van Kampen Funds (2004–2010). Head of Fund Accounting, Morgan Stanley Investment Management (2002–2004). Chief Financial Officer, Treasurer, Van Kampen Funds (1996-2004).

Bruce Saxon Year of Birth: 1957 Chief Compliance Officer	Since 2006
Vice President, Fund Compliance Officer of Guggenheim Funds Investment Advisors, LLC (2006 to present). Chief Compliance Officer of certain other funds in the Fund Complex. Formerly, Chief Compliance Officer/Assistant Secretary of Harris Investment Management, Inc. (2003-2006). Director-Compliance of Harrisdirect LLC (1999-2003).

Elizabeth H. Hudson Year of birth: 1980 Secretary	Since 2010
Assistant General Counsel of Guggenheim Funds Services Group, Inc. (2009-present). Secretary of certain other funds in the Fund Complex. Formerly, Associate, Bell, Boyd & Lloyd LLP (n/k/a K&L Gates LLP) (2007-2008). J.D., Northwestern University (2004-2007).

William H. Belden, III Year of Birth: 1965 Vice President	Since 2006	Managing Director of Guggenheim Funds Investment Advisors, LLC (2005-present). Formerly, Vice President of Product Management at Northern Trust Global Investments (1999-2005).
Chuck Craig Year of Birth: 1967 Vice President	Since 2006	Managing Director (2006-present), Vice President (2003-2006) of Guggenheim Funds Investment Advisors, LLC. Formerly, Assistant Vice President, First Trust Portfolios, L.P. (1999-2003).
David A. Botset Year of Birth: 1974 Vice President	Since 2010
Senior Vice President, Guggenheim Funds Distributors, Inc. from (2008 to present). Formerly, Vice President, Guggenheim Funds Distributors, Inc. (2007-2008); Assistant Vice President, Investment Development and Oversight, Nuveen Investments (2004-2007); Assistant Vice President Internal Sales and Service Nuveen Investments.

*	Address for all Officers: 2455 Corporate West Drive, Lisle, IL 60532
**	Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal

126 | Annual Report | May 31, 2011

Trust Information |

Board of Trustees	Officers	Investment Adviser
Randall C. Barnes	Kevin M. Robinson	Guggenheim Funds Investment
	Chief Executive Officer and	Advisors, LLC
Roman Friedrich III	Chief Legal Officer	Lisle, IL

Robert B. Karn III	John Sullivan	Distributor
	Chief Accounting Officer, Chief	Guggenheim Funds Distributors, Inc.
Ronald A. Nyberg	Financial Officer and Treasurer	Lisle, IL

Ronald E. Toupin, Jr.	Bruce Saxon	Administrator
	Chief Compliance Officer	Guggenheim Funds Investment
Advisors, LLC
	Elizabeth H. Hudson	Lisle, IL
Secretary
Accounting Agent, Custodian
	William H. Belden III	and Transfer Agent
	Vice President	The Bank of New York Mellon
NewYork, NY
Chuck Craig
	Vice President	Legal Counsel
Dechert LLP
	David A. Botset	NewYork, NY
Vice President
Independent Registered Public
Accounting Firm
Ernst & Young LLP
Chicago, IL

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?
•   If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800) 345-7999. Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting Guggenheim Fund’s website at www.guggenheimfunds.com or by accessing the Funds’ Form N-PX on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim Fund’s website at www.guggenheimfunds.com. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Annual Report | May 31, 2011 | 127

About the Trust Adviser |

Guggenheim Fund Investment Advisors, LLC
Guggenheim Fund Investment Advisors, LLC (“Guggenheim Funds”) manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. Guggenheim Fund Investment Advisors, LLC also acts as investment adviser to closed-end and open-end management investment companies. Guggenheim Funds and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. Guggenheim Funds is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $100 billion in assets under supervision. Guggenheim Partners, through its affiliates, provides investment management, investment advisory, insurance investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe and Asia.

Portfolio Management
The portfolio managers who are currently responsible for the day-to-day management of the Fund’s portfolio are Chuck Craig, CFA, and Saroj Kanuri, CFA. Mr. Craig has managed each Fund’s portfolio since its inception, and Mr. Kanuri has managed each Fund’s portfolio since May 2010. Mr. Craig is a Managing Director, Portfolio Management and Supervision, of the Investment Adviser and Guggenheim Funds Distributors, Inc. and joined Guggenheim Funds Distributors, Inc. in May of 2003. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois University.

Mr. Kanuri is a Vice President, ETF Portfolio Management, of the Investment Adviser and Guggenheim Funds Distributors, Inc. and joined Guggenheim Funds Distributors, Inc. in October of 2006. Prior to joining Guggenheim, Mr. Kanuri served as an analyst at Northern Trust Corporation from 2001-2006. Mr. Kanuri received a B.S. in Finance from the University of Illinois at Chicago.

Claymore Exchange-Traded Fund Trust Overview
The Claymore Exchange-Traded Fund Trust (the “Trust”) is an investment company currently consisting of 29 separate exchange-traded “index funds” as of May 31, 2011. The investment objective of each of the funds except Guggenheim Enhanced Core Bond ETF and Guggenheim Enhanced Ultra-Short Bond ETF is to replicate as closely as possible, before fees and expenses, the performance of a specified market index.

Prior to June 1, 2011, the Guggenheim Enhanced Core Bond ETF was passively managed and sought to replicate an index called The Capital Markets Bond IndexSM. Effective June 1, 2011, the Fund operates as an actively managed ETF using a strategy that seeks total return comprised of income and capital appreciation.

Prior to June 1, 2011, the Guggenheim Enhanced Ultra-Short Bond ETF was passively managed and sought to replicate an index called The Capital Markets Liquidity IndexSM. Effective June 1, 2011, the Fund operates as an actively managed ETF using a strategy that seeks maximum current income, consistent with preservation of capital and daily liquidity.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at http://www.guggenheimfunds.com or by calling (800) 345-7999. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at http://www.guggenheimfunds.com or by calling (800) 345-7999. All funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the funds.

Guggenheim Funds Distributors, Inc. 2455 Corporate West Drive Lisle, IL 60532
Member FINRA/SIPC	NOT FDIC-INSURED | NOT BANK-GUARANTEED | MAY LOSE VALUE
(07/11)

ETF-001-AR-0511

Item 2.  Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the "Code of Ethics").

(b) No information need be disclosed pursuant to this paragraph.

(c) The registrant has not amended its Code of Ethics during the period covered by the report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions from a provision of its Code of Ethics during the period covered by this report.

(e) Not applicable.

(f)            (1) The registrant's Code of Ethics is attached hereto as an exhibit.

(2) Not applicable.

(3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the “Audit Committee”), Randall C. Barnes.  Mr. Barnes is an independent Trustee for purposes of this Item 3 of Form N-CSR.  Mr. Barnes qualifies as an audit committee financial expert by virtue of his experience obtained as a former Senior Vice President, Treasurer of PepsiCo, Inc.

 (Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the audit committee or Board of Trustees.)

Item 4.  Principal Accountant Fees and Services.

(a) Audit Fees:  the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $113,141 and $45,136 for the fiscal years ending May 31, 2011, and May 31, 2010, respectively.

(b) Audit-Related Fees: the aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph 4(a), including agreed upon procedures reports performed for rating agencies and the issuance of comfort letters, were $24,100 and $14,000 for the fiscal years ending May 31, 2011, and May 31, 2010, respectively.

Ernst & Young did not bill fees for non-audit services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(c) Tax Fees: the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning, including federal, state and local income tax return preparation and related advice and determination of taxable income and miscellaneous tax advice were $56,000 and $27,600 for the fiscal years ending May 31, 2011, and May 31, 2010 respectively.

Ernst & Young did not bill fees for tax services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)  All Other Fees: the aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 for the fiscal years ending May 31, 2011, and May 31, 2010, respectively.

Ernst & Young did not bill fees for services not included in Items 4(a), (b) or (c) above that  required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

 (e)  Audit Committee Pre-Approval Policies and Procedures.

(i) The Audit Committee reviews, and in its sole discretion, pre-approves, pursuant to written pre-approval procedures (A) all engagements for audit and non-audit services to be provided by the principal accountant to the registrant and (B) all engagements for non-audit services to be provided by the principal accountant (1) to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and (2) to any entity controlling, controlled by or under common control with the registrant’s investment adviser that provides ongoing services to the registrant; but in the case of the services described in subsection (B)(1) or (2), only if the engagement relates directly to the operations and financial reporting of the registrant; provided that such pre-approval need not be obtained in circumstances in which the pre-approval requirement is waived under rules promulgated by the Securities and Exchange Commission or New York Stock Exchange listing standards.  Sections IV.C.2 and IV.C.3 of the Audit Committee’s revised Audit Committee Charter contain the Audit Committee’s Pre-Approval Policies and Procedures and such sections are included below.

IV.C.2
Pre-approve any engagement of the independent auditors to provide any non-prohibited services to the Trust, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X).

(a) The Chairman or any member of the Audit Committee may grant the pre-approval of services to the Fund for non-prohibited services up to $10,000. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

IV.C.3
Pre-approve any engagement of the independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust), if the engagement relates directly to the operations and financial reporting of the Trust (unless an exception is available under Rule 2-01 of Regulation S-X).

(a)
The Chairman or any member of the Audit Committee may grant the pre-approval for non-audit services to the Adviser up to $10,000. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

(ii) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and/or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that directly related to the operations and financial reporting of the registrant were $80,100 and $41,600 for the fiscal years ending May 31, 2011, and May 31, 2010, respectively.

(h)  Not applicable.

Item 5.  Audit Committee of Listed Registrants.

(a)The Audit Committee was established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee of the Registrant is comprised of:  Ronald A. Nyberg, Ronald E. Toupin, Jr., Randall C. Barnes, Roman Friedrich III and Bob Karn III.

(b) Not applicable.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation, as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Code of Ethics for Chief Executive and Senior Financial Officer.

(a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) of the Investment Company Act.

(b)       Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) of the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore Exchange-Traded Fund Trust

By:             /s/ Kevin M. Robinson

Name:        Kevin M. Robinson

Title:           Chief Executive Officer and Chief Legal Officer

Date:           August 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:             /s/ Kevin M. Robinson

Name:        Kevin M. Robinson

Title:           Chief Executive Officer and Chief Legal Officer

Date:          August 5, 2011

By:             /s/ John Sullivan

Name:        John Sullivan

Title:           Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:           August 5, 2011